VAN KAMPEN LIFE INVESTMENT TRUST

522 Fifth Avenue
New York, New York 10036
(800) 341-2929

February 18, 2010

Dear Contract Owner:

A joint special meeting (the “Meeting”) of the shareholders of the series of Van Kampen Life Investment Trust (“VK Trust”) identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”) will be held at 10:15 a.m., Eastern Time, at the offices of Van Kampen Asset Management, 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, on May 11, 2010. The purpose of the Meeting is to vote on an important proposal that affects the series of Van Kampen Life Investment Trust identified in the Notice (each, a “VK Fund” and collectively, the “VK Funds”). You are eligible to provide voting instructions on how to vote on this proposal because shares of one or more of the VK Funds were held through your variable annuity contract or variable life insurance policy.

On October 19, 2009, Morgan Stanley entered into a definitive agreement to sell substantially all of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Trustees of VK Trust has approved that each VK Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to a newly formed fund (each, an “Acquiring Fund”) with substantially the same investment objectives, principal investment strategies and risks as the corresponding VK Fund. Currently, Invesco’s mutual fund platform includes the AIM Family of Funds which are managed by a subsidiary of Invesco.

Combining the VK Funds and the AIM Family of Funds onto a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. Certain of the Acquiring Funds will employ the same portfolio managers as the corresponding VK Funds.

The Board of Trustees of VK Trust has unanimously approved and recommends that you provide voting instructions “FOR” the proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each VK Fund to its corresponding Acquiring Fund. You should review these materials carefully.

Your voting instructions are important no matter how many shares are held through your contract. Please take a moment after reviewing the enclosed materials to sign and return your voting instruction form in the enclosed postage paid return envelope. If you attend the Meeting, you may provide your voting instructions in person. If you have questions, please call us at (800) 341-2929. You may also provide your voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the enclosed voting instruction form. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to provide your voting instructions.

Sincerely,

Edward C. Wood, III
President

VAN KAMPEN LIFE INVESTMENT TRUST

522 Fifth Avenue
New York, New York 10036
(800) 341-2929

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on May 11, 2010

A joint special meeting (the “Meeting”) of the shareholders of each series of Van Kampen Life Investment Trust (“VK Trust”) identified below (each a “VK Fund” and collectively, the “VK Funds”), will be held on May 11, 2010 at 10:15 a.m., Eastern Time, at the offices of Van Kampen Asset Management, 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, to vote on the following proposal:

To approve an Agreement and Plan of Reorganization under which the assets and liabilities of each VK Fund identified below will be transferred to a corresponding Invesco fund that has a similar name as the VK Fund (the “Reorganization”).

VK Funds	Acquiring Funds
Van Kampen Life Investment Trust Capital Growth Portfolio	Invesco Van Kampen V.I. Capital Growth Fund
Van Kampen Life Investment Trust Comstock Portfolio	Invesco Van Kampen V.I. Comstock Fund
Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio	Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund
Van Kampen Life Investment Trust Government Portfolio	Invesco Van Kampen V.I. Government Fund
Van Kampen Life Investment Trust Growth and Income Portfolio	Invesco Van Kampen V.I. Growth and Income Fund
Van Kampen Life Investment Trust Mid Cap Growth Portfolio	Invesco Van Kampen V.I. Mid Cap Growth Fund

Shareholders of record as of the close of business on February 11, 2010 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each VK Fund will vote separately on the proposal, and the proposal will be effected as to a particular VK Fund only if that Fund’s shareholders approve the proposal.

The VK Funds are generally sold only to separate accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance policies. Individual variable annuity or life insurance policy owners (“Contract Owners”) are not the shareholders of a VK Fund. Rather, the insurance companies and their separate accounts are the shareholders. However, except as otherwise might be required by applicable law, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at the Meeting. Contract Owners may provide voting instructions on how to vote shares held through their variable annuity contract or variable life insurance policy at the Meeting or any adjournment of the Meeting.

The Board of Trustees of VK Trust (the “VK Board”) requests that you provide voting instructions by completing the enclosed voting instruction form and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the voting instruction form.

The VK Board recommends that you provide voting instructions FOR the above proposal as described in the Joint Proxy Statement/Prospectus.

Some Contract Owners hold through their variable annuity contract or variable life insurance policy shares in more than one VK Fund and may receive voting instruction forms or proxy materials for each such VK Fund. Please sign and promptly return each voting instruction form in the postage paid return envelope regardless of the number of shares owned.

Voting instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed voting instruction form or by attending the Meeting and providing voting instructions in person.

Stefanie V. Chang Yu
Vice President and Secretary
February 18, 2010

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your voting instructions are important.

Questions and Answers

Q.	On what am I being asked to provide voting instructions?

A.	You are being asked to provide voting instructions to approve the transitioning of the Van Kampen Funds identified on Exhibit A of the Joint Proxy Statement/Prospectus (each a “VK Fund” and, collectively, the “VK Funds”), which are available exclusively as a funding vehicle for variable annuity contracts or variable life insurance policies, to a new fund family. Specifically, as an indirect owner of a VK Fund, you are being asked to consider and provide voting instructions to approve an Agreement and Plan of Reorganization (“Agreement”) under which the assets and liabilities of a VK Fund will be transferred to a new fund with substantially the same investment objectives, principal investment strategies and risks as the corresponding VK Fund on the Invesco mutual fund platform (each, an “Acquiring Fund”). (A table showing each VK Fund and its corresponding Acquiring Fund is included on Exhibit A of the Joint Proxy Statement/Prospectus). The VK Funds are sold only to separate accounts of various insurance companies to fund the benefits of variable annuity contracts or variable life insurance policies. Individual variable annuity contract or variable life insurance policy owners (“Contract Owners”) are not the shareholders of a VK Fund. Rather, the insurance companies and their separate accounts are the shareholders. However, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at a joint special meeting of shareholders of the VK Funds (the “Meeting”).

If shareholders of a VK Fund approve the Agreement, shares of each VK Fund will be exchanged for Acquiring Fund shares of equal value, which will result in your holding through your variable annuity contract or variable life insurance policy, shares of the Acquiring Fund, and the outstanding shares of the VK Funds will be terminated as permitted by the organizational documents of the VK Funds and applicable law. Each VK Fund will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization” and, collectively, as the “Reorganizations.”

Q.	Why are the Reorganizations being proposed?

A.	On October 19, 2009, Morgan Stanley entered into a definitive agreement to sell substantially all of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Trustees of VK Trust has approved that each VK Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to a newly formed Acquiring Fund with substantially the same investment objectives, principal investment strategies and risks as the corresponding VK Fund. Currently, Invesco’s operating platform includes the AIM Family of Funds (the “AIM Funds”), which are managed by a subsidiary of Invesco.

Combining the VK Funds and the AIM Funds onto a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs.

The Board of Trustees of VK Trust has determined that the transition of the VK Funds to the Invesco mutual fund platform is an effective means to combine the VK Funds and AIM Funds, which will result in benefits to shareholders and, in turn, to Contract Owners.

Q.	What effect will a Reorganization have on me as a Contract Owner?

A.	Immediately after a Reorganization, you will hold through your variable annuity contract or variable life insurance policy shares of an Acquiring Fund that are equal in value to the value of the shares of the VK Fund you held immediately prior to the closing of the Reorganization. The Acquiring Funds use different service providers than the VK Funds and, as a result, certain investor services and investment privileges will be different. These differences are described in the Joint Proxy Statement/Prospectus.

Q.	Are there any significant differences between the investment objectives and principal investment strategies of each VK Fund and its corresponding Acquiring Fund?

A.	No. Each Acquiring Fund has substantially the same investment objectives, principal investment strategies and risks as its corresponding VK Fund. However, the investment objectives of each Acquiring Fund can be changed by the Board of Trustees of the Acquiring Fund, whereas the investment objectives of certain VK Funds can be changed only with shareholder approval. A

Q/A-1

description of this change can be found under the “Comparison of Investment Objectives and Investment Strategies” section of the Joint Proxy Statement/Prospectus.

Q.	Are there any significant differences in the advisory fee or total annual fund operating expenses of each VK Fund and its corresponding Acquiring Fund?

A.	No. The advisory fee of each VK Fund and its corresponding Acquiring Fund are the same. In addition, Invesco Advisers, Inc., the investment adviser to the Acquiring Funds, has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund through at least June 30, 2012 so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of the corresponding VK Fund. Absent Invesco’s fee waiver arrangement, the total annual fund operating expenses of each VK Fund may be lower than, the same as, or higher than the total annual fund operating expenses of the corresponding Acquiring Fund. The expense limitation arrangement and a comparison of the gross and net total annual fund operating expenses of the Funds are described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus.

Q.	Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A.	No. The total value of the shares of a VK Fund will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q.	What will happen to the Account balance held under my contract in the VK Fund?

A.	There will be no change in value. Upon approval and completion of each Reorganization, shares of a VK Fund will be exchanged for shares of the corresponding Acquiring Fund based upon a specified exchange ratio determined by the respective net asset values of the funds’ shares. Your contract will be credited with shares of the Acquiring Fund whose aggregate value at the time of issuance will equal the aggregate value of the VK Fund shares held under your contract on that date.

Q.	What are the expected federal income tax consequences of the Reorganizations?

A.	Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the VK Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. For federal income tax purposes, the insurance companies and their separate accounts are treated as shareholders of the VK Funds, rather than the Contract Owners. Contract Owners should ask their own tax advisers for more information on their own tax situation.

Q.	Has the Board of Trustees of VK Trust considered the Reorganizations, and what voting instructions do they recommend I make?

A.	The Trustees of VK Trust, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the VK Trust, have carefully considered the Reorganizations and unanimously recommend that you provide voting instructions “FOR” the Reorganizations. A summary of the considerations of the Trustees in making this recommendation is provided in the “Board Considerations” section of the Joint Proxy Statement/Prospectus.

Q.	What is the anticipated timing of the Reorganizations?

A.	The Meeting will be held on May 11, 2010. If shareholders of a VK Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2010, simultaneous with the closing of the Transaction.

Q.	What will happen if shareholders of a VK Fund do not approve the Reorganization?

A.	If the shareholders of a VK Fund do not approve the Reorganization, the Board of Trustees of VK Trust will consider other possible courses of action for such fund. While the consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization, the Reorganizations may not close unless certain conditions are met, including that shareholders representing a minimum amount of assets of Morgan Stanley’s retail asset management business (including the VK Funds) agree to transfer to Invesco by a certain date. If such conditions are not met, none of the Reorganizations will be consummated, even if shareholders of a VK Fund approved the Reorganization, and the VK Funds will not be combined with the AIM Funds. If this occurs, the Board of Trustees of VK Trust will consider what action, if any, for each VK Fund to take. The “Terms of the Reorganizations” section of the Joint Proxy Statement/Prospectus generally describes the conditions to closing of the Reorganizations.

Q.	Can I transfer my account balance before the Reorganization takes place?

A.	Yes, if permitted by and in accordance with applicable rules under your contract, you may transfer your account balance out of the VK Fund and into any other investment option made available by your variable annuity contract or variable insurance policy. However, if you transfer your account balance into another VK Fund, you should be aware that the other VK Fund will also be subject to a Reorganization.

Q/A-2

Q.	Why are you sending me the Joint Proxy Statement/Prospectus?

A.	You are receiving a Joint Proxy Statement/Prospectus because you beneficially hold shares of one or more VK Funds through your variable annuity contract or variable life insurance policy and have the right to provide voting instructions on the very important proposal described therein concerning the VK Funds. The Joint Proxy Statement/Prospectus contains information that you should know before providing voting instructions on the proposed Reorganizations. The document is both a proxy statement of the VK Funds and a prospectus for the corresponding Acquiring Funds.

Q.	Will any VK Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A.	No. None of the VK Funds or Acquiring Funds will bear these costs. Invesco and Morgan Stanley or their affiliates will bear all expenses arising in connection with the Reorganizations.

Q.	What is the required vote to approve the Proposal?

A.	For each VK Fund, the proposal requires the approval of a majority of the outstanding shares of the applicable VK Fund.

Q.	How do I provide voting instructions?

A.	You will be able to give your insurance company voting instructions for those shares attributable to your contract as of February 11, 2010, the record date for the Meeting. A voting instruction form is, essentially, a ballot. While only insurance companies are the shareholders of the VK Funds, your insurance company will vote in accordance with your instructions. When you complete your voting instruction form, it directs your insurance company how to vote its shares on the Reorganization which affects the portion of your contract which is allocated to a VK Fund. If you complete and sign the voting instruction form, the shares will be voted as you instruct. If you simply sign the voting instruction form without otherwise completing it, the shares will be voted FOR the Reorganization. If you do not return a voting instruction card at all, your shares will be voted in the same proportion as shares for which instructions have been received from other owners of registered variable annuity and variable life insurance contracts of your insurance company. For your convenience, insurance companies typically offer several ways you can provide voting instructions for shares beneficially held through your variable annuity contract or variable life insurance policy, including:

• Voting instructions in Person:  If you attend the Meeting and wish to provide voting instructions in person, we will provide you with a voting instruction form prior to the vote. Please indicate in the appropriate space on the voting instruction form if you plan to attend the Meeting.

• Voting instructions by Mail:  Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed voting instruction form and to return it promptly in the envelope provided. Returning the voting instruction form will not affect your right to attend the Meeting and vote.

• Voting instructions by Telephone or the Internet:  You may be permitted to provide voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the voting instruction form accompanying the Joint Proxy Statement/Prospectus.

Q.	Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A.	If you need any assistance, or have any questions regarding the Reorganizations or how to provide voting instructions, please call Van Kampen Client Relations at (800) 341-2929.

Q/A-3

VAN KAMPEN LIFE INVESTMENT TRUST	AIM VARIABLE INSURANCE FUNDS
522 Fifth Avenue	11 Greenway Plaza, Suite 100
New York, New York 10036	Houston, Texas 77046
(800) 341-2929	(800) 410-4246

JOINT PROXY STATEMENT AND PROSPECTUS
February 18, 2010

Introduction

This document contains information that shareholders of each series of Van Kampen Life Investment Trust (“LIT”) identified on Exhibit A of this Joint Proxy Statement/Prospectus (each a “VK Fund” and, collectively, the “VK Funds”) should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the VK Funds and a prospectus for the series of Acquiring Funds identified on Exhibit A of this Joint Proxy Statement/Prospectus (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”). Each VK Fund and Acquiring Fund is a series of a registered open-end management investment company. We sometimes refer to the VK Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”

The VK Funds generally are sold only to separate accounts of various insurance companies (the “Accounts”) to fund the benefits of variable annuity and/or variable life insurance policies (the “Contracts”). The Accounts may invest in shares of the VK Funds in accordance with allocation instructions received from owners of the Contracts (“Contract Owners”). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus. Individual Contract Owners are not the shareholders of a VK Fund. Rather, the insurance companies and their Accounts are the shareholders. However, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the Accounts on the proposal to be considered at the Meeting. This Joint Proxy Statement/Prospectus is provided to Contract Owners entitled to give voting instructions regarding the VK Funds. This Joint Proxy Statement/Prospectus contains information that a Contract Owner should know before providing voting instructions on the proposed reorganizations that are described herein.

For purposes of this Joint Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to: (i) Contract Owners; (ii) Accounts and participating insurance companies, as direct owners of VK Fund shares; and (iii) any other direct shareholders of the VK Funds, unless the context otherwise requires.

The meeting of the shareholders of the VK Funds (the “Meeting”) will be held at the offices of Van Kampen Asset Management, 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, on May 11, 2010 at 10:15 a.m., Eastern Time. At the Meeting, shareholders of each VK Fund are being asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of the VK Fund will be transferred to the corresponding Acquiring Fund.

The reorganization of each VK Fund with and into its corresponding Acquiring Fund (each a “Reorganization” and collectively, the “Reorganizations”) as described in the Agreement will involve three steps:

•	the transfer of the assets and liabilities of the VK Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

•	the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the VK Fund as of immediately prior to the opening of regular trading on the New York Stock Exchange on the closing date of the Reorganization and the termination of the outstanding shares of the VK Fund held by such shareholders, as permitted by the organizational documents of the VK Fund and applicable law; and

•	the winding up of the affairs of the VK Fund and dissolution under applicable law and de-registration of the VK Fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

The total value of the Acquiring Fund shares that shareholders will receive in a Reorganization will be the same as the total value of the shares of the VK Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations and any minimum investment amounts will be waived.

The Board of Trustees of VK Trust (the “VK Board”) has fixed the close of business on February 11, 2010 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the VK Fund on the Record Date will be entitled to one vote for each share of the VK Fund held (and a proportionate fractional vote for each fractional share). We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed voting instruction form on or about March 1, 2010 to all Contract Owners eligible to provide voting instructions on the Reorganization on the Record Date.

The VK Board has approved the Agreement and the Reorganization and has determined that it is in the best interest of each VK Fund and its shareholders.

If shareholders of a VK Fund do not approve the Reorganization, the Board of such VK Fund will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each VK Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the VK Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to shareholders of the VK Funds; and

•	Statements of Additional Information (“SAIs”) for the VK Funds and the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the VK Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus of each Acquiring Fund that corresponds to the VK Fund that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is deemed to be part of this document. The VK Fund prospectuses, the most recent Annual Report to Shareholders, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the VK Funds have been previously mailed to shareholders and are available on Van Kampen’s web site at www.vankampen.com.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For VK Fund Documents:	For Acquiring Fund Documents:

VAN KAMPEN LIFE INVESTMENT TRUST	AIM VARIABLE INSURANCE FUNDS
522 Fifth Avenue	11 Greenway Plaza, Suite 100
New York, New York 10036	Houston, Texas 77046
(800) 341-2929	(800) 410-4246

Copies of the VK Funds’ prospectus and SAI are also available upon request and without charge by calling the insurance company which holds your variable annuity contract or variable life insurance policy.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

Exhibits

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

i

PROPOSAL:

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

Summary

On October 19, 2009, Morgan Stanley entered into a definitive agreement (the “Transaction Agreement”) to sell substantially all of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). Under the terms of the Transaction Agreement, Invesco will receive a diversified business with approximately $119 billion in assets under management across equity, fixed income, alternatives and unit investment trusts, and Morgan Stanley will receive cash and a minority equity interest in Invesco valued at $1.5 billion in the aggregate. In connection with the Transaction, the VK Board was asked to approve the transition of each VK Fund to the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to a newly formed Acquiring Fund with substantially the same investment objectives, principal investment strategies and risks as the corresponding VK Fund.

In December 2009, the VK Board of each VK Fund unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable VK Fund and other closing conditions. In the Reorganizations, each VK Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the VK Fund, which will distribute such shares to shareholders of the VK Fund. Any shares of a VK Fund owned by shareholders at the time of the Reorganization will be terminated and shareholders will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of the shares of the VK Fund (even though the net asset value per share may differ). It is expected that no gain or loss will be recognized by any shareholder of a VK Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2010.

Reasons for the Reorganization

The Board of each VK Fund considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganization is in the best interests of each VK Fund and its shareholders. In reaching that conclusion, the VK Board considered, among other things:

(1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

(2) there is not expected to be any diminution in the nature, quality and extent of services provided to the VK Funds and shareholders as a result of the Transaction;

(3) the substantially same investment objectives, principal investment strategies and risks of the VK Funds and the corresponding Acquiring Funds;

(4) the same portfolio managers currently managing some VK Funds will continue managing the corresponding Acquiring Fund after the Transaction;

(5) the transition from current service providers to post-Transaction service providers will not have any foreseeable adverse effect on shareholders;

(6) Invesco will provide a two-year contractual guaranty that will limit the total annual fund operating expenses of each Acquiring Fund to the VK Fund’s total annual fund operating expenses prior to the Transaction;

(7) Morgan Stanley and Invesco will pay all expenses of the VK Funds in connection with the Reorganizations;

(8) four members of the current VK Board will join the Board of the Acquiring Funds and participate in the oversight of such Acquiring Funds;

(9) Invesco’s current operations and business strategy are consistent with, and complementary to, the successful operation of its subsidiary, Invesco Advisers (defined below);

(10) Shareholders are expected to face no adverse federal income tax consequences as a result of the Transaction or the Reorganizations; and

(11) Invesco and Morgan Stanley have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.

For a more complete discussion of the factors considered by the VK Board in approving the Reorganization, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Investment Strategies

Each of the Acquiring Funds was recently created specifically to acquire assets and assume liabilities of the corresponding VK Fund in a Reorganization. Each Acquiring Fund’s investment objective, principal investment strategies and risks are substantially the same as

1

those of the corresponding VK Fund. The Van Kampen LIT Capital Growth Portfolio’s investment objective is to seek capital appreciation, while the corresponding Acquiring Fund’s investment objective is to seek capital growth. The Funds believe that such investment objectives have substantially the same meaning and the change is simply related to conforming inconsistencies among certain funds in the complex. The investment objective, principal investment strategies and risks of the VK Fund held through your variable annuity contract or variable life insurance policy can be found in the VK Fund prospectus that you received upon purchasing such contract or policy and any updated prospectuses that you may have subsequently received. The investment objective, principal investment strategies and risks of the corresponding Acquiring Fund can be found in the Acquiring Fund prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

Certain VK Funds have investment objectives that are classified as fundamental, which means that they cannot be changed without shareholder approval. However, consistent with all funds within the AIM Family of Funds, the Acquiring Funds have investment objectives that are classified as non-fundamental. A non-fundamental investment objective can be changed by the Board of Trustees of an Acquiring Fund without shareholder approval, although there is no present intention to do so. Thus, the Reorganizations will result in a change in the right of shareholders of certain VK Funds to vote to approve changes to the investment objectives of their VK Fund. The VK Funds that have investment objectives that are classified as fundamental and are switching to non-fundamental in the corresponding Acquiring Fund are identified on Exhibit A of this Joint Proxy Statement/Prospectus.

Although the investment objectives, principal investment strategies and risks are substantially the same between each VK Fund and its corresponding Acquiring Fund, the investment process used by the Acquiring Fund’s adviser in deciding which securities to buy and sell may differ for those Acquiring Funds expected to undergo a change in the Fund’s portfolio management team. See “Comparison of Portfolio Managers” herein to see if your VK Fund’s portfolio management team will change and see the Acquiring Fund prospectus for more information specific to the new team’s investment (buy/sell) process.

Risks Associated with the Acquiring Funds

Each VK Fund and its corresponding Acquiring Fund have substantially the same investment objectives and principal investment strategies and invest in substantially the same types of securities. As a result, the risks associated with an investment in each Acquiring Fund are substantially the same as the risks associated with an investment in the corresponding VK Fund. The enclosed prospectus of the Acquiring Fund contains a discussion of these risks. For more information on the risks associated with the Acquiring Funds, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the SAI.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

This section summarizes certain differences between the fundamental and non-fundamental investment restrictions of the VK Funds and those of the Acquiring Funds. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a fund can be changed by a fund’s Board of Directors/Trustees.

The 1940 Act requires and each of the VK Funds and the Acquiring Funds has fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Among the VK Funds, the wording of these required restrictions varies in many instances reflecting applicable market, legal, regulatory or industry conditions at the time the restrictions were adopted or last amended. As part of the Reorganizations, it is desirable to revise and standardize these required restrictions to provide flexibility and consistency in administering restrictions among the corresponding Acquiring Funds and the other AIM Funds. The revised restrictions seek to simplify, update and standardize the restrictions among the Acquiring Funds and the AIM Funds.

The revised restrictions are not expected to materially alter the a Fund’s investments, as the investment objectives and principal investment strategies of each VK Fund and corresponding Acquiring Fund are substantially the same. However, the revised restrictions may result in greater investment flexibility for certain Acquiring Funds. Examples of such increased investment flexibility include:

•	Certain Acquiring Funds can borrow money in greater amounts than their corresponding VK Funds.

•	Each Acquiring Fund has the ability to lend its portfolio securities (principally to broker-dealers) to attempt to generate additional income, while the VK Funds generally do not participate in securities lending.

•	The Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Comstock Portfolio and Van Kampen LIT Government Portfolio are each restricted from investing in other investment companies, with certain exemptions. The corresponding Acquiring Funds are not similarly restricted but are subject to the 1940 Act limitations on investing in other investment companies.

•	The Van Kampen LIT Capital Growth Portfolio and the Van Kampen LIT Government Portfolio each may invest only a portion of its assets in issuers with less than 3 years of continuous operations. The corresponding Acquiring Funds have no such investment restriction and may invest without regard to how long an issuer has been operating.

•	Each Acquiring Fund has greater flexibility to engage in short selling than its corresponding VK Fund, although the Acquiring Funds have no present intention to engage in short selling other than short sales against the box (described below).

•	Each Acquiring Fund may invest in warrants and purchase or write options to a greater extent than its corresponding VK Fund.

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These and other differences between the required fundamental investment restrictions of the VK Funds and the Acquiring Funds are highlighted below and further described in Exhibit D of this Joint Proxy Statement/Prospectus.

Required Fundamental Investment Restrictions:

Diversification and Issuer Concentration:

A “diversified fund” is one in which, with respect to 75% of its total assets, (i) not more than 5% of the fund’s total assets are invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), and (ii) the fund does not hold more than 10% of the outstanding voting securities of any one issuer. The Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Comstock Portfolio, Van Kampen LIT Global Tactical Asset Allocation Portfolio, Van Kampen LIT Government Portfolio and Van Kampen LIT Mid Cap Growth Portfolio each has a fundamental investment restriction requiring the Fund to invest in a manner consistent with its classification as a diversified fund. Each of the corresponding Acquiring Funds has a similar fundamental investment restriction that restricts the Fund from purchasing the securities of any issuer if, as a result, the Fund would fail to be a diversified fund.

The Van Kampen LIT Growth and Income Portfolio has a fundamental investment restriction that limits the percentage of the Fund’s assets that can be invested in any one issuer to 5% of the issuer. The corresponding Acquiring Fund does not have a similar investment restriction but is subject to the general diversification requirements described in the preceding paragraph.

Borrowing:

Each VK Fund has a fundamental investment restriction that limits the Fund’s ability to borrow money, although the VK Funds phrase this investment restriction in slightly different ways. Each Acquiring Fund also has a fundamental investment restriction that limits the Fund’s ability to borrow money, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, the “1940 Act Laws, Interpretations and Exemptions”). As such, each Acquiring Fund may currently borrow up to an amount equal to 33 1/3% of such Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Issuing Senior Securities:

The Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Global Tactical Asset Allocation Portfolio, Van Kampen LIT Growth and Income Portfolio and Van Kampen LIT Mid Cap Growth Portfolio, as well as each Acquiring Fund, has a fundamental investment restriction that limits the Fund’s ability to issue senior securities, although the VK Funds phrase this investment restriction in slightly different ways. The 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

Underwriting:

Each VK Fund and each Acquiring Fund has a fundamental investment restriction that prohibits the Fund from underwriting the securities of other issuers, although the VK Funds phrase this restriction in slightly different ways. This restriction does not prevent any of the Funds from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Acquiring Fund may be considered to be an underwriter under the Securities Act of 1933 (the “1933 Act”).

Investing in Real Estate:

Each VK Fund has a fundamental investment restriction that limits the Fund’s ability directly to invest in real estate, although the specific phrasing of this investment restriction varies among the VK Funds. Each Acquiring Fund has a comparable fundamental investment restriction, which states that the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent an Acquiring Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Investing in Physical Commodities:

Each VK Fund has a fundamental investment restriction that limits the Fund’s ability to invest in physical commodities, although the VK Funds phrase this investment restriction in slightly different ways. Each Acquiring Fund has a comparable fundamental investment restriction, which states that the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent an Acquiring Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities. In addition, each Acquiring Fund has a non-fundamental investment policy that the Fund may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

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Lending:

The Van Kampen LIT Comstock Portfolio, Van Kampen LIT Global Tactical Asset Allocation Portfolio, Van Kampen LIT Government Portfolio and Van Kampen LIT Mid Cap Growth Portfolio each has a fundamental investment restriction that limits the Fund’s ability to make loans to other persons, although the specific limitations on lending varies among the VK Funds, and may include, among other things, specific exceptions to this restriction. Each Acquiring Fund has a fundamental investment restriction that the Fund cannot make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent an Acquiring Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests. Each Acquiring Fund has a non-fundamental investment policy that permits the Fund to lend up to 33 1/3% of its total assets and to lend money to another fund in the AIM Family of Funds, on such terms and conditions as the SEC may require in an exemptive order. In addition, the Acquiring Funds may lend their portfolio securities (principally to broker-dealers) in an attempt to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. An Acquiring Fund will loan its securities only to parties that Invesco Advisers has determined are in good standing and when, in Invesco Advisers’ judgment, the income earned would justify the risks.

Industry Concentration:

Each VK Fund has a fundamental investment restriction that limits the Fund’s ability to make investments that would result in the concentration (typically, more than 25%) of its assets in a single industry. Each Acquiring Fund has a similar restriction limiting industry concentration. Each Acquiring Fund’s restriction states that the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit an Acquiring Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, an Acquiring Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Optional Fundamental Investment Restrictions:

Investing in Other Investment Companies:

The Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Comstock Portfolio and Van Kampen LIT Government Portfolio each has a fundamental investment restriction that limits the Fund’s ability to invest in other investment companies except, among other things, as part of a merger, reorganization or other acquisition. The corresponding Acquiring Funds do not have a similar restriction but are subject to the limitations imposed by the 1940 Act on investing in other investment companies. Each Acquiring Fund has a fundamental investment restriction that states that the Fund may, notwithstanding any other fundamental investment restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. Notwithstanding this flexibility, each Acquiring Fund has a non-fundamental investment restriction that states that the fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the fund. When a Fund invests in another investment company, the Fund bears its own fees as well as its proportionate share of the operating expenses of such investment company.

Other VK Funds Fundamental Investment Restrictions that are not Applicable to the Acquiring Funds:

Several of the VK Funds have fundamental investment restrictions that are vestiges of certain state “blue sky” laws and regulations that prohibited certain types of investments prior to the enactment of the National Securities Markets Improvement Act of 1996 (“NSMIA”), which largely preempted such state laws and regulations. The Acquiring Funds are not subject to comparable investment restrictions. The following describes these pre-NSMIA fundamental investment restrictions that will not apply to the Acquiring Funds.

Exercising Control:

The Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Comstock Portfolio, Van Kampen LIT Government Portfolio and Van Kampen LIT Growth and Income Portfolio each has a fundamental investment restriction that prohibits the Fund from investing for the purpose of exercising control or management of another company. The corresponding Acquiring Funds do not have a similar restriction; however, the corresponding Acquiring Funds have no present intention to exercise control over the issuer of any security held by the Funds.

Less Than 3 Years Continuous Operations:

The Van Kampen LIT Capital Growth Portfolio and Van Kampen LIT Government Portfolio each has a fundamental investment restriction that limits the percentage of the Fund’s assets that can be invested in any issuer with a record of less than 3 years of continuous operations. The corresponding Acquiring Funds do not have a similar restriction. Investments by the Acquiring Funds in unseasoned

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companies may involve greater risks than other types of investments, including limited or unprofitable operating histories, limited financial resources, inexperienced management and competition from larger or more established firms with greater resources.

Oil, Gas, Minerals:

The Van Kampen LIT Capital Growth Portfolio and Van Kampen LIT Government Portfolio each has a fundamental investment restriction that prohibits the Fund from investing directly in interests in oil, gas, or mineral exploration or development programs. The corresponding Acquiring Funds do not have a similar restriction; however, the Acquiring Funds have no present intention to invest directly in oil, gas, or mineral exploration or development programs.

Issuers In Which a Fund’s Officers or Trustees Possess a Substantial Interest:

The Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Government Portfolio and Van Kampen LIT Growth and Income Portfolio each has a fundamental investment restriction that prohibits the Fund from purchasing or holding securities of any issuer if any of the Fund’s officers or trustees, or officers or directors of its investment adviser, who beneficially owns more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5% of the securities of such issuer. The corresponding Acquiring Funds do not have a similar restriction.

Illiquid Securities:

The Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Comstock Portfolio and Van Kampen LIT Government Portfolio each has a fundamental investment restriction that limits the percentage of the Fund’s assets that can be invested in illiquid and/or restricted securities (e.g., 10% or 15%). The corresponding Acquiring Funds do not have a similar fundamental investment restriction; however, each follows the SEC’s guidance to limit investments in illiquid securities to no more than 15% of the Fund’s assets.

Margin:

The Van Kampen LIT Government Portfolio has a fundamental investment restriction that limits the Fund’s ability to make margin purchases. The corresponding Acquiring Fund does not have a similar restriction; however provisions in the 1940 Act limit the Acquiring Fund’s ability to make purchase on margin.

Short Selling:

The Van Kampen LIT Government Portfolio, Van Kampen LIT Capital Growth Portfolio, and Van Kampen LIT Comstock Portfolio each has a fundamental investment restriction that limits the Fund’s ability to make short sales. The Van Kampen LIT Growth and Income Portfolio has a similar non-fundamental investment policy. The corresponding Acquiring Funds do not have a similar restriction; however, the Acquiring Funds have no present intention to engage in short sales other than short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short).

Warrants:

The Van Kampen LIT Capital Growth Portfolio has a fundamental investment restriction that limits the Fund’s ability to invest in warrants. The corresponding Acquiring Fund does not have similar restriction.

Options:

The Van Kampen LIT Government Portfolio has a fundamental investment restriction that limits the Fund’s ability to purchase or write puts or calls or combinations thereof. The corresponding Acquiring Fund does not have a similar restriction. Any Acquiring Fund that purchases or writes options as a part of its principal investment strategy describes that strategy and the associated risks in its prospectus and further described in its SAI.

Other:

The Van Kampen LIT Capital Growth Portfolio has a fundamental investment restriction that limits the Fund from issuing any of its securities for services or property other than cash or securities, with certain exceptions. The corresponding Acquiring Fund does not have a similar restriction.

The Van Kampen LIT Growth and Income Portfolio has a non-fundamental investment restriction under which the Fund may not permit officers or trustees of the Fund to profit by selling securities to or buying them from the Fund. However, companies with which the officers and trustees of the Fund are connected may enter into underwriting agreements with the Fund to sell its shares, sell securities to, and purchase securities from the Fund when acting as broker or dealer at the customary and usual rates and discounts, to the extent permitted by the 1940 Act, as amended from time to time. The corresponding Acquiring Fund does not have a similar restriction.

Both the VK Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each VK Fund’s and each Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

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Comparison of Fees and Expenses

The following table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets (“expense ratios”), of each VK Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown. You should know that the Acquiring Funds have implemented fee waivers through June 30, 2012 and if those waivers are not renewed, the expense ratios of certain Acquiring Funds after June 30, 2012 may be higher than the current expense ratios of the corresponding VK Funds. In addition, the expenses in the table and example do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Fee Table

	Annual Fund Operating Expenses(1)
			Distribution						Total Annual
			and/or				Acquired		Fund			Net Annual
	Management		Service		Other		Fund Fees		Operating			Operating
Class	Fees		(12b-1) Fees		Expenses(2)		and Expenses		Expenses	Fee Waiver		Expenses

Van Kampen LIT Capital Growth Portfolio as of 6/30/09
Class I merging into Acquiring Fund — Series I	0.70	%(3)	0.00%		0.22	%(3)	0.00%		0.92%	0.07	%(3)	0.85%
Class II merging into Acquiring Fund — Series II	0.70	%(3)	0.25	%(4)	0.22	%(3)	0.00%		1.17%	0.07	%(3)	1.10%
Pro Forma Invesco Van Kampen V.I. Capital Growth Fund combined as of 6/30/09
Series I	0.70%		0.00%		0.47%		0.00%		1.17%	0.32	%(5)	0.85%
Series II	0.70%		0.25%		0.47%		0.00%		1.42%	0.32	%(5)	1.10%

Van Kampen LIT Comstock Portfolio as of 6/30/09
Class I merging into Acquiring Fund — Series I	0.56%		0.00%		0.06%		0.00%		0.62%	0.00%		0.62%
Class II merging into Acquiring Fund — Series II	0.56%		0.25	%(4)	0.06%		0.00%		0.87%	0.00%		0.87%
Pro Forma Invesco Van Kampen V.I. Comstock Fund combined as of 6/30/09
Series I	0.56%		0.00%		0.31%		0.00%		0.87%	0.25	%(5)	0.62%
Series II	0.56%		0.25%		0.31%		0.00%		1.12%	0.25	%(5)	0.87%

Van Kampen LIT Global Tactical Asset Allocation Portfolio as of 6/30/09
Class I merging into Acquiring Fund — Series I	0.75	%(3)	0.00%		0.67	%(3)	0.04	%(6)	1.46%	0.52	%(3)	0.94%
Class II merging into Acquiring Fund — Series II	0.75	%(3)	0.25	%(4)	0.65	%(3)	0.04	%(6)	1.69%	0.50	%(3)	1.19%
Pro Forma Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund combined as of 6/30/09
Series I	0.75%		0.00%		0.96%		0.04	%(6)	1.75%	0.81	%(5)	0.94%
Series II	0.75%		0.25%		0.96%		0.04	%(6)	2.00%	0.81	%(5)	1.19%

Van Kampen LIT Government Portfolio as of 6/30/09
Class I merging into Acquiring Fund — Series I	0.50%		0.00%		0.10%		0.00%		0.60%	0.00	%(3)	0.60%
Class II merging into Acquiring Fund — Series II	0.50%		0.25	%(4)	0.11%		0.00%		0.86%	0.01	%(3)	0.85%
Pro Forma Invesco Van Kampen V.I. Government Fund combined as of 6/30/09
Series I	0.50%		0.00%		0.36%		0.00%		0.86%	0.26	%(5)	0.60%
Series II	0.50%		0.25%		0.36%		0.00%		1.11%	0.26	%(5)	0.85%

Van Kampen LIT Growth and Income Portfolio as of 6/30/09
Class I merging into Acquiring Fund — Series I	0.57%		0.00%		0.05%		0.00%		0.62%	0.00%		0.62%
Class II merging into Acquiring Fund — Series II	0.57%		0.25	%(4)	0.05%		0.00%		0.87%	0.00%		0.87%
Pro Forma Invesco Van Kampen V.I. Growth and Income Fund combined as of 6/30/09
Series I	0.57%		0.00%		0.31%		0.00%		0.88%	0.26	%(5)	0.62%
Series II	0.57%		0.25%		0.31%		0.00%		1.13%	0.26	%(5)	0.87%

Van Kampen LIT Mid Cap Growth Portfolio as of 6/30/09
Class II merging into Acquiring Fund — Series II	0.75	%(3)	0.25	%(4)	0.72	%(3)	0.00%		1.72%	0.46	%(3)	1.26%
Pro Forma Invesco Van Kampen V.I. Mid Cap Growth Fund combined as of 6/30/09
Series II	0.75%		0.25%		1.01%		0.00%		2.01%	0.75	%(5)	1.26%

Footnotes to Fee Table:

(1)	There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year.

(2)	Morgan Stanley and Invesco will bear, or will arrange for an entity under common ownership to bear, 100% of the costs incurred in connection with the Reorganizations. These reorganization expenses have not been reflected in the tables above.

(3)	The VK Fund’s investment adviser is currently waiving or reimbursing all or a portion of the Fund’s management fees and/or other expenses such that the actual total annual portfolio operation expenses do not exceed the amounts shown below in the table. The fee waivers or expense waivers are expected to continue until such time that the Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems appropriate.

(4)	Class II Shares are subject to a combined annual distribution and service fee of up to 0.35% of the average daily net assets attributable to such class of shares; however the VK Board currently limits this amount to 0.25%.

(5)	Effective upon the closing of the Reorganization, Invesco Advisers has contractually agreed through at least June 30, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) for each Acquiring Fund as shown in the table below. In determining Invesco Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limits reflected below in the table (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund benefits are in the form of credits that the Acquiring Fund receives from banks where the fund or its transfer agent has deposit accounts in which it hold uninvested cash. These credits are used to pay certain expenses incurred by the Acquiring Fund.

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The table below displays the expense limitations for each current VK Fund and Pro Forma Acquiring Fund:

VK Fund	Class I	Class II	Acquiring Fund	Series I	Series II

Van Kampen LIT Capital Growth Portfolio	0.85%	1.10%	Invesco Van Kampen V.I. Capital Growth Fund	0.85%	1.10%
Van Kampen LIT Comstock Portfolio	0.95%	1.20%	Invesco Van Kampen V.I. Comstock Fund	0.62%	0.87%
Van Kampen LIT Global Tactical Asset Allocation Portfolio	0.90%	1.15%	Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund	0.90%	1.15%
Van Kampen LIT Government Portfolio	0.60%	0.85%	Invesco Van Kampen V.I. Government Fund	0.60%	0.85%
Van Kampen LIT Growth and Income Portfolio	0.75%	1.00%	Invesco Van Kampen V.I. Growth and Income Fund	0.62%	0.87%
Van Kampen LIT Mid Cap Growth Portfolio	N/A	1.26%	Invesco Van Kampen V.I. Mid Cap Growth Fund	N/A	1.26%

(6)	Acquired Fund Fees and Expenses are not fees or expenses incurred by each fund directly, but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers reflected above in the table. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

Expense Example

This Example is intended to help you compare the costs of investing in different classes of a VK Fund and Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.

The Example reflects current fee waivers and expense reimbursements for all 10 years for the VK Funds and the first two years for the Acquiring Funds. VK Adviser (defined below) is currently waiving all or a portion of the VK Fund’s management fees or other expenses and expects these fee waivers and/or expense reimbursements to continue indefinitely. Invesco Advisers has contractually agreed to waive advisory fees and/or reimburse expenses through at least June 30, 2012. Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

Van Kampen LIT Capital Growth Portfolio as of 6/30/09
I merging into Acquiring Fund I	$87	$271	$471	$1,049
II merging into Acquiring Fund II	$112	$350	$606	$1,340
Pro Forma Invesco Van Kampen V.I. Capital Growth Fund combined as of 6/30/09
Series I	$87	$306	$580	$1,362
Series II	$112	$385	$714	$1,645

Van Kampen LIT Comstock Portfolio as of 6/30/09
I merging into Acquiring Fund I	$63	$199	$346	$774
II merging into Acquiring Fund II	$89	$278	$482	$1,073
Pro Forma Invesco Van Kampen V.I. Comstock Fund combined as of 6/30/09
Series I	$63	$226	$432	$1,025
Series II	$89	$305	$567	$1,317

Van Kampen LIT Global Tactical Asset Allocation Portfolio as of 6/30/09
I merging into Acquiring Fund I	$96	$300	$520	$1,155
II merging into Acquiring Fund II	$121	$378	$654	$1,443
Pro Forma Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund combined as of 6/30/09
Series I	$96	$388	$792	$1,923
Series II	$121	$466	$923	$2,192

Van Kampen LIT Government Portfolio as of 6/30/09
I merging into Acquiring Fund I	$61	$192	$335	$750
II merging into Acquiring Fund II	$87	$271	$471	$1,049
Pro Forma Invesco Van Kampen V.I. Government Fund combined as of 6/30/09
Series I	$61	$221	$424	$1,011
Series II	$87	$300	$560	$1,304

Van Kampen LIT Growth and Income Portfolio as of 6/30/09
I merging into Acquiring Fund I	$63	$199	$346	$774
II merging into Acquiring Fund II	$89	$278	$482	$1,073
Pro Forma Invesco Van Kampen V.I. Growth and Income Fund combined as of 6/30/09
Series I	$63	$227	$435	$1,035
Series II	$89	$306	$571	$1,327

Van Kampen LIT Mid Cap Growth Portfolio as of 6/30/09
II merging into Acquiring Fund II	$128	$400	$692	$1,523

Pro Forma Invesco Van Kampen V.I. Mid Cap Growth Fund combined as of 6/30/09
Series II	$128	$481	$940	$2,213

The Example is not a representation of past or future expenses. Each VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the VK Fund’s or the Acquiring Fund’s projected or actual performance. The Example does not reflect the effect of any fees or other expenses assessed in connection with your variable annuity contract or variable insurance policy, and if it did, expenses would be higher.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Comparison of Portfolio Managers

It is anticipated that the portfolio managers that manage the Van Kampen LIT Comstock Portfolio and the Van Kampen LIT Growth and Income Portfolio will, upon the completion of the Reorganization, manage the corresponding Acquiring Fund. A description of the employment history of these portfolio managers and the performance returns of such VK Funds is included in the prospectuses and shareholder reports of the VK Funds. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the VK Fund prospectuses and Annual and Semi-Annual Shareholder Reports. The Acquiring Funds do not have any operating history or

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performance information and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund, except those Acquiring Funds that will have new portfolio management, will continue the historical performance information of its corresponding VK Fund.

Invesco Van Kampen V.I. Capital Growth Portfolio, Invesco Van Kampen V.I. Government Portfolio, Invesco Van Kampen V.I. Global Tactical Asset Allocation Portfolio, and Invesco Van Kampen V.I. Mid Cap Growth Portfolio will employ portfolio managers who are currently associated with Invesco Advisers or its affiliates. As with any portfolio management team substitution, the portfolio holdings of these Acquiring Funds will likely change from that of their corresponding VK Funds following their Reorganizations, although the Acquiring Funds will be managed according the same investment objective and principal investment strategies as their corresponding VK Funds, as described in each of their prospectuses. Any such change in portfolio holdings may result in the Funds’ realization of capital gains which, to the extent not offset by available capital losses, would be distributed to shareholders. The “Portfolio Managers” section of the prospectus enclosed with this Joint Proxy Statement/Prospectus describes the employment history of the portfolio managers of the Acquiring Fund of which shareholders will receive shares in connection with the proposed Reorganization.

Comparison of Investment Advisers

Van Kampen Asset Management (“VK Adviser”) is the investment adviser for each VK Fund. VK Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen”) with its principal office located at 522 Fifth Avenue, New York, New York 10036. Van Kampen is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $99 billion under management or supervision as of December 31, 2009. Van Kampen is currently an indirect, wholly owned subsidiary of Morgan Stanley. Morgan Stanley is a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services. If the Transaction is consummated, VK Adviser will become an indirect, wholly owned subsidiary of Invesco. Invesco is a global investment management company that provides a comprehensive array of investment solutions for retail, institutional and high net worth clients around the world. Invesco operates in 20 countries and its principal U.S. office is located in Atlanta, Georgia.

Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Acquiring Fund. Invesco Advisers will manage the investment operations of the Acquiring Funds (upon consummation of the Reorganizations and commencement of operations) and has agreed to perform or arrange for the performance of each Acquiring Fund’s day-to-day management pursuant to an investment advisory agreement. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers (and its predecessor) has acted as an investment adviser since its organization in 1976. As of December 31, 2009, Invesco Advisers had $218 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

Under the current VK Adviser advisory agreements, the VK Adviser manages the investment and reinvestment of assets for each VK Fund in accordance with such Fund’s investment objectives, policies and investment restrictions, subject to the review and supervision of the VK Board. Except as described below, there are no material differences between the terms of the investment advisory agreement between Invesco Advisers and the Acquiring Funds (“Invesco Advisers Advisory Agreement”) and the terms of the current advisory agreements between VK Adviser and the VK Funds.

Delegation to Sub-advisers.  The Invesco Advisers Advisory Agreement applicable to all Acquiring Funds provides that Invesco Advisers may delegate any and all of its rights, duties or obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”) Pursuant to a Master Sub-Advisory Agreement, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to an Acquiring Fund. These affiliated sub-advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Australia Limited;

•	Invesco Hong Kong Limited;

•	Invesco Senior Secured Management, Inc.; and

•	Invesco Trimark Ltd.

Securities lending.  The Invesco Advisers Advisory Agreement stipulates that Invesco Advisers will provide certain services to the Acquiring Funds in connection with any securities lending practices such Acquiring Funds may adopt. The VK Funds currently do not engage in securities lending.

Potential Post-Reorganization Temporary Investment Services Agreement.  It is possible that the Reorganization of one or more VK Funds will be consummated prior to the portfolio managers of such Funds being transitioned to Invesco Advisers. Accordingly, the Board of each Acquiring Fund has approved a Temporary Investment Services Agreement with Morgan Stanley Investment Management, Inc. (“MSIM”) and certain of its affiliates that will become effective, if needed, at the time of the closing of the Transaction so that

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these portfolio managers can provide the Acquiring Funds with discretionary investment management services, investment advice, and/or order execution services during the period prior to the portfolio managers transition to Invesco Advisers. MSIM is a registered investment adviser under the Investment Advisers Act of 1940 and is located at 522 Fifth Avenue, New York, New York, 10036. MSIM is a wholly owned subsidiary of Morgan Stanley. Any services provided under the Temporary Investment Services Agreement to the Acquiring Funds will be provided either at cost, i.e., actual out-of-pocket costs, costs attributable to compensation benefits and reimbursable employee out-of-pocket expenses, and reasonable costs attributable to occupancy and certain technology costs or at the VK Fund’s current advisory fee rate, whichever is less.

Potential Pre-Reorganization Interim Advisory Agreements.  The closing of the Transaction automatically terminates each VK Fund’s current investment advisory contract with VK Adviser under the 1940 Act. If shareholders of a VK Fund have not approved the Reorganization of such VK Fund by the time of closing of the Transaction, it is anticipated that the VK Fund would follow Rule 15a-4 under the 1940 Act, which permits the VK Board to approve that VK Fund entering into an interim investment advisory contract pursuant to which an interim adviser may serve as the investment adviser to the VK Fund for a period not to exceed 150 days following the termination of the current advisory agreement to be able to continue uninterrupted portfolio management services for such VK Fund. After the 150 day period has expired, if shareholders of a VK Fund have still not approved the Reorganization, the VK Board will consider what additional action to take.

Comparison of Other Service Providers

The following table identifies the principal service providers that service the VK Funds and the Acquiring Funds:

	Van Kampen Funds	Acquiring Funds

Accounting Services/Administrator:	Van Kampen Asset Management	Invesco Advisers, Inc.
Transfer Agent:	Van Kampen Investor Services, Inc.	Invesco Aim Investment Services, Inc.
Custodian:	State Street Bank and Trust Company	State Street Bank and Trust Company
Distributor:	Van Kampen Funds, Inc.	Invesco Aim Distributors, Inc.
Auditor:	Ernst & Young LLP	PricewaterhouseCoopers LLP

There are no material differences in the types of services provided by the Acquiring Funds’ service providers and the VK Funds’ services providers.

Comparison of Share Classes and Distribution Arrangements

Each share class of a VK Fund will be reorganized into a specific share class of the corresponding Acquiring Fund. The “Class Structure” section below and Exhibit A of this Joint Proxy Statement/Prospectus identifies the Acquiring Fund share class that corresponds with each VK Fund share class. The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Funds.

Distribution Arrangements.  Van Kampen Funds, Inc. (“VK Distributors”), a wholly owned subsidiary of Van Kampen, acts as principal underwriter for each VK Fund pursuant to written agreements (“VK Funds Distribution Agreement”). Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”), a wholly owned subsidiary of Invesco Advisers, is the principal underwriter for the Acquiring Funds pursuant to written agreements (“Acquiring Funds Distribution Agreements” and, together with the VK Funds Distribution Agreement, the “Distribution Agreements”). The Distribution Agreements provide that VK Distributors and Invesco Aim Distributors have the exclusive right to distribute shares of the VK Funds and the Acquiring Funds, respectively, on a continuous basis directly and through authorized financial intermediaries.

Class Structure.  The VK Funds and the Acquiring Funds each offer two separate share classes, except the Van Kampen LIT Mid Cap Growth Portfolio, which only offers one class of shares designated as Class II Shares. Each such class offers a distinct structure of distribution and service fees, which are designed to address different investment needs. The share classes offered by the VK Funds and the corresponding share classes of the Acquiring Funds that VK Fund shareholders will receive in connection with the Reorganization are as follows:

VK Funds Share Classes	Acquiring Funds Corresponding Share Classes

Class I	Series I
Class II	Series II

Eligibility Requirements.  Shares of the VK Funds and shares of the Acquiring Funds are sold only to Accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance policies. The Accounts may invest in shares of the Funds in accordance with allocation instructions received from Contract Owners. Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus, which can be obtained by contacting the insurance company through which you purchased your variable annuity contract or variable life insurance policy.

Additional information about the eligibility requirements to purchase the VK Funds’ share classes and the Acquiring Funds’ share classes is available in their respective prospectuses and SAIs.

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Distribution Plans and Service Plans.  The VK Funds have adopted distribution plans (the “VK Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act and service plans (the “VK Service Plans”) with respect to each of their Class II Shares. Class I Shares of the VK Funds are not subject to the VK Distribution Plans and the VK Service Plans.

Pursuant to the VK Distribution Plans and the VK Service Plans, each VK Fund is authorized to make payments to VK Distributors in connection with the distribution of VK Fund shares and shareholder services at the annual rate of up to 0.35% of the VK Fund’s average daily net assets attributable to Class II Shares. Notwithstanding the foregoing, the Board currently limits the aggregate amount payable under the VK Distribution Plan and the VK Service Plan to 0.25% per year of the Fund average daily net assets with respect to Class II Shares. From such amount, under the VK Service Plan, the VK Fund’s may spend up to 0.25% per year of the Fund average daily net assets with respect to its Class II Shares. Amounts received by VK Distributors may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.

The distribution plans for classes of the Acquiring Funds offered in the Reorganizations will operate in a similar manner to the VK Distribution Plans and VK Service Plans. The Acquiring Funds have adopted distribution plans (the “Acquiring Fund Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Series II Shares. The Acquiring Funds have not, however, adopted a service plan and Series I Shares of the Acquiring Funds are not subject to the Acquiring Fund Distribution Plans.

Pursuant to the Acquiring Fund Distribution Plans, each Acquiring Fund is authorized to make payments to Invesco Aim Distributors in connection with the distribution of Acquiring Fund shares and shareholder services provided at the annual rate of 0.25% of the Acquiring Fund’s average daily net assets attributable to Series II Shares.

Amounts received by Invesco Aim Distributors may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. The Acquiring Fund Distribution Plan is a compensation plan that permits payments under the plan for services rendered regardless of the level of expenditures made by Invesco Aim Distributors.

Initial Sales Charges and Contingent Deferred Sales Charges.  No share class of the VK Funds or the Acquiring Funds is subject to an initial sales charge or a contingent deferred sales charge. Sales charges may, however, be imposed on Contract Owners by the Contracts, as further described in the Contract prospectus.

Comparison of Purchase and Redemption Procedures

Purchase Procedures.  The purchase procedures employed by the Acquiring Funds and the VK Funds are substantially similar. Both the Acquiring Funds and the VK Funds offer shares only through insurance companies and, as such, individual investors cannot purchase shares directly. Instead, Contract Owners may contact their respective insurance companies or consult their Contract prospectuses for specific information regarding purchases.

Investment Minimums.  Neither the Acquiring Funds nor the VK Funds maintain investment minimums with respect to their variable insurance investment products. Investment minimums may, however, be imposed on Contract Owners by the Contract. Consult your Contract prospectuses for details.

Redemption Procedures.  The redemption procedures employed by the Acquiring Funds and the VK Funds are substantially similar. Both the Acquiring Funds and the VK Funds offer shares only through insurance companies. The redemption price will be the net asset value per share next determined after the receipt of a redemption request in proper form.

Both the Acquiring Funds and the VK Funds reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in kind). Neither the VK Funds nor the Acquiring Funds charge a redemption fee on shares redeemed within a certain number of days of purchase.

Exchange Privileges.  Class I and Class II Shares of the VK Funds and Series I and Series II Shares of the Acquiring Funds do not have any exchange privileges.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies.  Each VK Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each VK Fund and its corresponding Acquiring Fund may declare and pay dividends of net investment income, if any, with the same frequency, which is annually. The VK Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. The VK Funds and Acquiring Funds automatically reinvest any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash. The amount of dividends and distributions will vary and there is no guarantee that either the VK Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution.

Additional information regarding the dividend and distribution policies of the VK Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of such prospectuses.

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Fiscal Years.  Each Acquiring Fund has the same fiscal year as its corresponding VK Fund. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of the year as the VK Funds delivered this information.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each VK Fund and each Acquiring Fund is a series of a Delaware statutory trust (the “VK Trust” and the “Acquiring Trust,” respectively). As a result, there are no material differences between the rights of shareholders under the governing state laws of the VK Funds and the corresponding Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, some of which are discussed below.

The following is a discussion of certain important provisions of the governing instruments and governing laws of each VK Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are on file with the SEC.

Shares.  When issued and paid for in accordance with the prospectus, shares of both a VK Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both a VK Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in kind or in additional Fund shares. In any liquidation of a VK Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Organization and Governing Law.  The VK Funds are organized as series of a Delaware statutory trust (“DST”) pursuant to the Delaware Statutory Trust Act. The Acquiring Funds are also series of a DST. Each VK Fund and Acquiring Fund is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.

Each Fund is subject to the federal securities laws, including the 1940 Act and the rules and regulations promulgated by the SEC thereunder.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  Neither the VK Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings under the Delaware Statutory Trust Act or their respective Declarations or By-Laws.

The governing instruments of each Fund generally provide that special meetings of shareholders may be called for any purpose at any time by the Board, Chairman of the Board and, with respect to the VK Funds only, the President. In addition, the governing instruments for each Fund provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Submission of Shareholder Proposals.  None of the VK Funds has provisions in its governing instruments requiring that a VK Fund shareholder provide notice to the VK Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the VK Funds and the Acquiring Funds, require that certain conditions be met to present any proposals at shareholder meetings, as described below under “Shareholder Proposals.” The By-Laws of the Acquiring Funds require that certain conditions be met to present any shareholder proposals at either an annual or a special meeting of shareholders, including that notice be given to the Acquiring Fund by a shareholder in advance of a shareholder meeting. For example, with respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Board of the Acquiring Fund determines to elect Trustees at such special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Acquiring Fund no later than the 90th day, nor earlier than the 120th day prior to such special meeting or the 10th day following the public announcement of the meeting date. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.

Quorum.  For each VK Fund, a quorum will exist if shareholders of a majority of the shares entitled to vote of the VK Fund are present at the meeting in person or by proxy. For the Acquiring Funds, a quorum will exist if shareholders of one-third of the outstanding shares entitled to vote of such Acquiring Fund are present at the meeting in person or by proxy.

Number of Votes; Aggregate Voting.  The governing instruments of the VK Funds and Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold. The governing instruments of the VK Funds also specify that shareholders are not entitled to cumulative voting in the election of Trustees. The Acquiring Funds’ governing instruments do not provide for cumulative voting.

The Declarations of the VK Funds require that matters submitted to shareholders shall be submitted to a separate vote of the shareholders of the VK Fund entitled to vote thereon except (1) when the 1940 Act or other law requires that the matter be submitted to all shareholders of the VK Trust voting together without regard to a class or series or (2) the Trustees determine that the matter to be voted upon affects only the rights or interests of one or more series but not all. The governing instruments of the Acquiring Funds provide that all shares of the Acquiring Trust shall be voted together, except when required by applicable law or when the Trustees have determined

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that the matter affects the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote on such matters.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval. Where referenced below, the phrase “Majority Shareholder Vote” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present in person or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Trustees.  The Shareholders of all Funds are entitled to vote for the election and the removal of Trustees. For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For the VK Funds, any Trustee may be removed by a vote of a majority of the outstanding shares of the VK Trust. For the Acquiring Funds, any Trustee may be removed by a vote of two-thirds of the outstanding shares of the Acquiring Trust.

Amendment of Governing Instruments.  Generally, the Trustees of each Fund have the right to amend, from time to time, the Declaration and Bylaws for the Funds. For the VK Funds, shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders. Any such amendment requires the vote of a majority of the outstanding shares entitled to vote. Shareholders of the Acquiring Funds have the power to vote on any amendment to the Declaration that would reduce their rights to indemnification as shareholders. Any such amendment requires the vote of two-thirds of the outstanding shares entitled to vote. In addition, shareholders of these Funds also have the right to vote on any amendments to the Declaration that would amend these voting rights. Any such amendment requires the vote of a majority of the shares cast.

Mergers and Reorganizations.  The Declaration of the VK Funds provides that a merger, consolidation or other reorganization of a VK Fund requires the approval of the holders of not less than a majority of the outstanding shares of such VK Fund. For each of the Acquiring Funds, the Declaration provides that any merger, consolidation or other reorganization of an Acquiring Fund (other than solely for the purpose of changing domicile or form of organization) requires the approval of the holders of a majority of the shares cast.

Liquidation of a Fund.  Each VK Fund may be liquidated only upon a Majority Shareholder Vote. Each Acquiring Fund may be liquidated by the Board of Trustees without shareholder approval.

Liability of Shareholders.  Consistent with the Delaware Statutory Trust Act, the Declarations for the VK Funds and the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of the Fund. Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the organizational documents for each VK Fund and each Acquiring Fund contain an express disclaimer of shareholder liability for acts of the Fund and provide for shareholder indemnification out of the Fund if any shareholder is personally held liable for the obligations of the Fund.

Liability of Trustees and Officers.  Consistent with the 1940 Act, the governing instruments for all of the Funds generally provide that no Trustee, officer, employee or agent of the Funds shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disqualifying Conduct”).

Indemnification.  For each VK Fund, the Declaration generally requires the VK Fund to indemnify each of its Trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses incurred by any Covered Person in connection with defending any action in which such Covered Person may be involved (or with which such Covered Person may be threatened) by reason of being or having held such position with the applicable VK Fund, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the applicable VK Fund; (ii) had engaged in Disqualifying Conduct; and (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful. Each VK Fund may advance expenses incurred by a Covered Person, provided that the Covered Person shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses was not authorized and (i) the Covered Person provides security for his or her undertaking to reimburse the expenses; (ii) the VK Fund acquires insurance covering such expenses; or (iii) the Trustees not involved in the action, or an independent legal counsel in a written opinion, determine that there is reason to believe the Covered Person will ultimately be found entitled to indemnification.

Such rights to indemnification are not exclusive and do not affect any other rights the Covered Person may have, including under any liability insurance policy.

The Declaration and By-Laws of the Acquiring Funds provide that every Covered Person of an Acquiring Fund shall be indemnified by the applicable Acquiring Fund for expenses incurred or incurred in the defense or settlement of any proceeding to which such Covered

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Person is made a party or is threatened to be made a party by reason of the fact that such person is a Covered Person. For proceedings not by or in the right of an Acquiring Fund (i.e., derivative lawsuits), such indemnification may also cover fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding. The Acquiring Fund generally must advance to such Covered Persons such expenses in advance of the proceeding’s final disposition to the same extent as provided to the VK Funds’ Covered Persons described above. However, no Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.

Terms of the Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit E to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the VK Fund approve the Agreement and other closing conditions are satisfied, the assets of the VK Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the VK Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time (defined below) of the issued and outstanding shares of the VK Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the VK Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the VK Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of VK Fund shares that shareholders hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the VK Funds are described on Exhibit A.

Each VK Fund and Acquiring Fund has made representations and warranties in the form of Agreement attached as Exhibit E that are customary in matters such as the Reorganizations. These representations and warranties were made solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”), on the basis of values calculated as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the “Valuation Date”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more VK Funds have not approved their respective Reorganizations at the time of the closing of the Transaction. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time.

For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the VK Fund will be terminated in accordance with its governing documents and applicable law.

One of the principal conditions to Closing is that the Transaction has been consummated. The Transaction is governed by a separate transaction agreement, which requires that a minimum amount of assets of Morgan Stanley’s retail asset management business, including the VK Funds, agrees to transfer to Invesco by a certain date. If this condition is not satisfied, none of the Reorganizations will be consummated.

The obligations of each Acquiring Fund and VK Fund are subject to other conditions, including the following conditions:

•	Acquiring Fund Registration Statement on Form N-14 under the 1933 Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the VK Fund shall have approved the Agreement;

•	the Acquiring Fund and VK Fund have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

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•	the Acquiring Fund and VK Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the VK Fund or its shareholders or Acquiring Fund.

If shareholders of a VK Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board of Trustees of VK Trust will consider what additional action to take.

The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before September 30, 2010 or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Morgan Stanley and Invesco have made certain covenants in the Transaction Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Morgan Stanley and Invesco have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser. The Acquiring Fund Board of Trustees currently satisfies such 75% requirement. Invesco has agreed with Morgan Stanley to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.

Federal Income Tax Consequences

The following is a general summary of the material U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. The principal federal income tax consequences that are expected to result from the Reorganization of each VK Fund with and into its corresponding Acquiring Fund, under currently applicable law, are as follows:

•	the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;

•	no gain or loss will be recognized by the VK Fund upon the transfer of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the liabilities of the VK Fund or on the distribution of those shares to the VK Fund’s shareholders;

•	no gain or loss will be recognized by the Acquiring Fund on its receipt of assets of the VK Fund solely in exchange for shares of the Acquiring Fund issued directly to the VK Fund’s shareholders;

•	no gain or loss will be recognized by any shareholder of the VK Fund upon the exchange of shares of the VK Fund solely for shares of the Acquiring Fund;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the VK Fund will be the same as the shareholder’s aggregate tax basis of the shares of the VK Fund surrendered in exchange therefor;

•	the holding period of the shares of the Acquiring Fund to be received by a shareholder of the VK Fund will include the period for which such shareholder held the shares of the VK Fund exchanged therefor, provided that such shares of the VK Fund are capital assets in the hands of such shareholder as of the Closing; and

•	the Acquiring Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of the VK Fund.

Prior to the closing of a Reorganization, the VK Fund will distribute to its shareholders any undistributed income and gains to the extent required to avoid entity level tax or as otherwise deemed desirable. Neither the VK Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each VK Fund and its corresponding Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the VK Fund and corresponding Acquiring Fund upon which Stradley

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Ronon Stevens & Young, LLP will rely in rendering its opinion. The conclusions reached in that opinion with respect to a particular Reorganization could be jeopardized if the representations of the VK Fund and/or the corresponding Acquiring Fund are incorrect in any material respect. A copy of the opinion will be filed with the Securities and Exchange Commission and will be available for public inspection. See “Information Filed with the Securities and Exchange Commission.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the applicable VK Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the VK Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its VK Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization. For federal income tax purposes, the insurance companies and their separate accounts (rather than the Contract Owners) are treated as shareholders of the VK Funds and corresponding Acquiring Funds.

General Limitation on Capital Losses.  Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% “change in ownership” of a fund. If, as is anticipated, at the time of the closing of the Reorganization an Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of its corresponding VK Fund as a result of the Reorganization. However, the capital losses of the Acquiring Fund, as the successor in interest to its corresponding VK Fund, may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

In addition, if an Acquiring Fund changes its fiscal year end following the consummation of a Reorganization as discussed under the heading, “Additional Information About Acquiring Funds and VK Funds — Follow-on Reorganizations,” the short taxable year resulting from such a change in fiscal year is counted as one full year for purposes of the eight year carryforward period for capital losses. This may cause the capital loss carryovers, if any, of the Acquiring Fund to expire earlier than they otherwise would.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes. Contract Owners should ask their own tax advisers for more information on their own tax situation.

Accounting Treatment

The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding VK Fund will be the same as the book cost basis of such assets to the VK Fund. The Acquiring Funds will continue the accounting records of the VK Funds and, as a result, the accounting books and records of the VK Funds will become the accounting books and records of the Acquiring Funds.

BOARD CONSIDERATIONS

At several in-person and telephonic meetings held in August, September, October, November and December 2009, the VK Board discussed and ultimately approved the Reorganizations.

At these meetings, the VK Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the VK Funds’ shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the VK Funds’ shareholders. The parties discussed aligning the VK Funds and other funds currently advised by VK Adviser together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). Thus, as part of the Reorganizations discussed more in this Joint Proxy Statement/Prospectus, it is also expected that Invesco Advisers and its affiliates will provide each Fund with administrative and client servicing services that are currently provided by VK Adviser and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and the commitment to quality services.

The parties discussed the challenges of getting the Funds on a common operating platform, with particular emphasis on ensuring that portfolio management operations properly migrate to Invesco as part of the Transaction, to ensure uninterrupted services for shareholders and the opportunity for the VK Funds to recognize savings from economies of scale when such savings occur. The parties

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discussed at length the transition to new portfolio management teams employed by Invesco for those VK Funds where the existing portfolio managers employed by Morgan Stanley and its affiliates were not part of the Transaction and thus were not migrating to Invesco, emphasizing the respective Invesco Advisers investment teams’ background, experience, performance record on similar products, their buy/sell strategy and their ability to manage such funds consistent with each VK Fund’s current investment objectives and policies.

The Board discussed with Morgan Stanley, Van Kampen and Invesco the Transaction and its foreseeable short- and long-term effects on the VK Funds and their shareholders. The members of the VK Board who are not “interested persons” of the VK Funds, as that term is defined in the 1940 Act, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December, 2009.

In connection with the Board’s review of the Transaction, Morgan Stanley, Van Kampen and Invesco advised the Board about a variety of matters, including, but not limited to:

(1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

(2) there is not expected to be any diminution in the nature, quality and extent of services provided to the VK Funds and shareholders as a result of the Transaction;

(3) the substantially same investment objectives, principal investment strategies and risks of the VK Funds and the corresponding Acquiring Funds;

(4) the same portfolio managers currently managing some VK Funds will continue managing the corresponding Acquiring Funds after the Transaction;

(5) the transition from current service providers to post-Transaction service providers will not have any foreseeable adverse effect on shareholders;

(6) Invesco will provide a two-year contractual guaranty that will limit the total annual fund operating expenses of each Acquiring Fund to the VK Fund’s total annual fund operating expenses prior to the Transaction;

(7) Morgan Stanley and Invesco will pay all expenses of the VK Funds in connection with the Reorganizations;

(8) four members of the current VK Board will join the Board of the Acquiring Funds and participate in the oversight of such Acquiring Funds (Note that each VK Fund and Acquiring Fund provide their eligible board members with compensation and benefits, including participation in such Fund’s deferred compensation plan and retirement plan for trustees. In connection with transitioning the VK Funds onto the Invesco mutual funds platform via the Reorganizations, and then terminating and dissolving the VK Funds, it is anticipated that the VK Funds will terminate their deferred compensation plans and retirement plans. Each member of the current VK Board joining the Board of the Acquiring Funds will be eligible to participate in the deferred compensation plans of the Acquiring Funds. The VK Funds will pay out the amounts deferred and/or accrued on the VK Funds’ books through the date of such termination and additional amounts not accrued to date in the amount of the net present value of the benefits the VK Board members would have received had they served until their normal retirement date plus an amount equal to taxes on such payment. Such additional amounts payable to the VK Board members are part of the overall expenses of the Reorganizations and will not be paid by the VK Funds’ shareholders.);

(9) Invesco’s current operations and business strategy are consistent with, and complementary to, the successful operation of its subsidiary, Invesco Advisers;

(10) Shareholders are expected to face no adverse federal income tax consequences as a result of the Transaction or the Reorganizations; and

(11) Invesco and Morgan Stanley have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.

In its deliberations, the VK Board considered all information it received, as described above, as well as advice and analysis from its counsel and consultant. The VK Board considered the Transaction as a whole and the Reorganization and the impact of the Transaction and the Reorganization on each VK Fund and their respective shareholders. The VK Board concluded, based on all of the information presented, that the Reorganizations were in the best interest of the VK Funds and that shareholders will not be diluted as a result thereof and to recommend that VK Fund shareholders approve the Reorganizations.

ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND VK FUNDS

Follow-on Reorganizations

As of the date of this Proxy Statement/Prospectus, Invesco has not adopted a plan to recommend any additional fund combinations. Following the closing of the Reorganizations, Invesco will evaluate whether it would be desirable to recommend any fund combinations

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in the future. Such combinations could include a reorganization of an Acquiring Fund into an AIM Fund, an AIM Fund into an Acquiring Fund or an Acquiring Fund into another Acquiring Fund. In evaluating any potential fund combination, Invesco will consider all relevant factors, which may include, among others, whether the combination would achieve better economies of scale, lower fund operating costs, or streamline fund offerings. Any recommendation to combine funds would be subject to approval by the boards of trustees of each fund and, if required by the organizational documents of the acquired fund, the shareholders of the acquired fund.

Pending Litigation

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds (not including the Acquiring Funds), INVESCO Funds Group, Inc. (“IFG”) (the former investment advisor to certain AIM Funds), the predecessor to Invesco Advisers, Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”), the distributor of the AIM Funds and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM Funds, IFG, Invesco Advisers, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Funds’ SAIs.

Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund Prospectus, which has been made a part of this Joint Proxy Statement/ Prospectus by reference: (i) see “Fund Management” for more information about the management of the Acquiring Fund; (ii) see “Other Information” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund.

For more information with respect to each VK Fund concerning the following topics, please refer to the following sections of the VK Fund Prospectuses, which have been made a part of this Joint Proxy Statement/ Prospectus by reference: (i) see “Comparative Performance” for more information about the performance of the VK Fund; (ii) see “Investment Advisory Services” for more information about the management of the VK Fund; (iii) see “Purchase of Shares” for more information about the pricing of shares of the VK Fund; (iv) see “Federal Income Taxation” for more information about tax consequences to shareholders of various transactions in shares of the VK Fund; (v) see “Distributions from the Fund” for more information about the VK Fund’s policy with respect to dividends and distributions; and (vi) see “Financial Highlights” for more information about the VK Fund’s financial performance.

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed voting instruction form because the Board is soliciting your voting instructions on how to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. VK Fund shareholders may vote by appearing in person at the Meeting, however, you do not need to attend the Meeting to provide your voting instructions. Instead, you may simply complete, sign and return the enclosed voting instruction form or provide voting instructions by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Meeting of Shareholders and the enclosed voting instruction form is expected to be mailed on or about March 1, 2010 to all shareholders entitled to vote. Shareholders of record of the VK Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the VK Funds on February 11, 2010 can be found at Exhibit B. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. The number of votes that a Contract Owner may cast when providing voting instructions is determined by applying the Contract owner’s percentage interest in a VK Fund to the total number of votes attributable to the VK Fund.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, shareholders may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the VK Funds in writing to the address of the VK Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke a proxy, if a shareholder is present at the Meeting, it may withdraw your proxy and vote in person.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each VK Fund. For each VK Fund, a quorum will exist if shareholders representing a majority of the outstanding shares entitled to vote of the VK Fund on the Record Date are present at the

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Meeting in person or by proxy. Shareholders of record as of the Record Date will be insurance companies, so attendance by the insurance companies at the Meeting will constitute a quorum.

As discussed above, shares of the VK Funds are offered only to insurance company separate accounts as investment options under their variable annuity contracts or variable life insurance policies. Accordingly, as of the Record Date, shares of the VK Funds were held by insurance company separate accounts. Contract Owners have the right to instruct the insurance company on how to vote the shares related to their interests through their contracts (i.e., “pass-through voting”). If you complete and sign the voting instruction form, the shares attributable to your contract will be voted as you instruct. If you sign the voting instruction form without otherwise indicating a vote, the shares attributable to your contract will be voted “FOR” the approval of the proposed Reorganization. If you do not return a voting instruction form at all, the shares attributable to your contract will be voted in the same proportion as shares for which instructions have been received from other Contract Owners of your insurance company (i.e., “echo voting”).

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve a proposal are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the entities named on the voting instruction form will vote in accordance with their best judgment.

Shareholder Vote Necessary to Approve the Agreement

The Board has unanimously approved each Reorganization, subject to shareholder approval. Shareholder approval of a Reorganization requires the affirmative vote of a majority of the outstanding shares of the applicable VK Fund. Abstentions are counted as present but are not considered votes cast at the Meeting. As a result, they have the same effect as a vote against the Reorganization because approval of the Agreement requires the affirmative vote of a percentage of the outstanding shares of the applicable VK Fund.

Proxy Solicitation

The VK Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are expected to be approximately $2,470,698. Proxies are expected to be solicited principally by mail, but the VK Funds or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The VK Funds’ officers will not receive any additional or special compensation for any such solicitation. Invesco Advisers and Morgan Stanley will bear 100% of these solicitation costs.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

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CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding VK Fund. The following tables are as of November 30, 2009 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily VK Fund share purchase, redemption, and market activity.

		Invesco			Pro Forma Invesco
		Van Kampen V.I. Capital			Van Kampen V.I.
	Van Kampen LIT Capital	Growth Fund	Pro Forma		Capital Growth Fund
	Growth Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class I	$72,511,046	—	$(72,511,046	)(3)	$—
Class II	109,902,387	—	(109,902,387	)(3)	—
Series I	—	—	72,511,046	(3)	72,511,046
Series II	—	—	109,902,387	(3)	109,902,387
Net Asset Value Per Share:
Class I	$27.33	—	—		$—
Class II	26.96	—	—		—
Series I	—	—	—		27.33
Series II	—	—	—		26.96
Shares Outstanding:
Class I	$2,653,487	—	$(2,653,487	)(3)	$—
Class II	4,076,234	—	(4,076,234	)(3)	—
Series I	—	—	2,653,487	(3)	2,653,487
Series II	—	—	4,076,234	(3)	4,076,234

					Pro Forma Invesco
		Invesco			Van Kampen V.I.
	Van Kampen LIT	Van Kampen V.I. Comstock	Pro Forma		Comstock Fund
	Comstock Portfolio	Fund (Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class I	$147,300,801	—	$(147,300,801	)(3)	$—
Class II	2,132,485,474	—	(2,132,485,474	)(3)	—
Series I	—	—	147,300,801	(3)	147,300,801
Series II	—	—	2,132,485,474	(3)	2,132,485,474
Net Asset Value Per Share:
Class I	$10.08	—	—		$—
Class II	10.05	—	—		—
Series I	—	—	—		10.08
Series II	—	—	—		10.05
Shares Outstanding:
Class I	$14,613,558	—	$(14,613,558	)(3)	$—
Class II	212,243,569	—	(212,243,569	)(3)	—
Series I	—	—	14,613,558	(3)	14,613,558
Series II	—	—	212,243,569	(3)	212,243,569

					Pro Forma Invesco
		Invesco			Van Kampen V.I.
	Van Kampen LIT Global	Van Kampen V.I. Global			Global Tactical Asset
	Tactical Asset Allocation	Tactical Asset Allocation	Pro Forma		Allocation Fund
	Portfolio	Fund (Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class I	$128,174	—	$(128,174	)(3)	$—
Class II	107,528,800	—	(107,528,800	)(3)	—
Series I			128,174	(3)	128,174
Series II			107,528,800	(3)	107,528,800
Net Asset Value Per Share:
Class I	$12.82	—	—		$—
Class II	12.79	—	—		—
Series I	—	—	—		12.82
Series II	—	—	—		12.79
Shares Outstanding:
Class I	$10,000	—	$(10,000	)(3)	$—
Class II	8,406,785	—	(8,406,785	)(3)	—
Series I	—	—	10,000	(3)	10,000
Series II	—	—	8,406,785	(3)	8,406,785

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		Invesco			Pro Forma Invesco
		Van Kampen V.I.			Van Kampen V.I.
	Van Kampen LIT	Government Fund	Pro Forma		Government Fund
	Government Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class I	$35,596,652	—	$(35,596,652	)(3)	$—
Class II	280,902,863	—	(280,902,863	)(3)	—
Series I	—	—	35,596,652	(3)	35,596,652
Series II	—	—	280,902,863	(3)	280,902,863
Net Asset Value Per Share:
Class I	$9.15	—	—		$—
Class II	9.13	—	—		—
Series I	—	—	—		9.15
Series II	—	—	—		9.13
Shares Outstanding:
Class I	$3,891,826	—	$(3,891,826	)(3)	$—
Class II	30,757,361	—	(30,757,361	)(3)	—
Series I	—	—	3,891,826	(3)	3,891,826
Series II	—	—	30,757,361	(3)	30,757,361

		Invesco			Pro Forma Invesco
		Van Kampen V.I. Growth			Van Kampen V.I.
	Van Kampen LIT Growth	and Income Fund	Pro Forma		Growth and Income Fund
	and Income Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class I	$153,924,195	—	$(153,924,195	)(3)	$—
Class II	1,501,160,186	—	(1,501,160,186	)(3)	—
Series I	—	—	153,924,195	(3)	153,924,195
Series II	—	—	1,501,160,186	(3)	1,501,160,186
Net Asset Value Per Share:
Class I	$16.46	—	—		$—
Class II	16.44	—	—		—
Series I	—	—	—		16.46
Series II	—	—	—		16.44
Shares Outstanding:
Class I	$9,353,175	—	$(9,353,175	)(3)	$—
Class II	91,312,343	—	(91,312,343	)(3)	—
Series I	—	—	9,353,175	(3)	9,353,175
Series II	—	—	91,312,343	(3)	91,312,343

		Invesco			Pro Forma Invesco
		Van Kampen V.I. Mid Cap			Van Kampen V.I.
	Van Kampen LIT Mid Cap	Growth Fund	Pro Forma		Mid Cap Growth Fund
	Growth Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class II	$42,173,291	—	$(42,173,291	)(3)	$—
Series II	—	—	42,173,291	(3)	42,173,291
Net Asset Value Per Share:
Class II	$3.08	—	—		$—
Series II	—	—	—		3.08
Shares Outstanding:
Class II	$13,699,133	—	$(13,699,133	)(3)	$—
Series II	—	—	13,699,133	(3)	13,699,133

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Invesco and Morgan Stanley will bear, or will arrange for an entity under common ownership of Invesco or Morgan Stanley to bear, 100% of the costs incurred in connection with the Reorganizations; therefore, Net Assets have not been adjusted for any expenses expected to be incurred by each VK Fund in connection with the Reorganization. There are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each VK Fund Class I shares and/or Class II shares will receive Series I shares and/or Series II shares of the Acquiring Fund upon closing of the Reorganization.

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of January 29, 2010, to the knowledge of each VK Fund, owned 5% or more of the outstanding shares of a class of such VK Fund can be found at Exhibit C. Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the accrued liabilities of the corresponding VK Fund and as of the date of this Joint Proxy Statement/Prospectus each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the VK Funds by the Trustees of VK Trust and executive officers can be found at Exhibit C.

20

DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, VK Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the VK Funds, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the closing date of the Reorganizations. After the Reorganizations, VK Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a VK Fund hereafter called should send the proposal to the VK Fund at the VK Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a VK Fund, shareholders of such VK Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law — Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the VK Funds only, annual and semiannual reports filed by such VK Funds as such documents have been filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each VK Fund’s registration statement, which contains the VK Fund prospectuses and related SAIs, is set forth on Exhibit A. Such VK Fund prospectuses are incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund prospectuses and related SAIs, is set forth on Exhibit A.

Each Acquiring Fund and each VK Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Funds and other registrants that file electronically with the SEC.

21

EXHIBIT A

VK FUNDS AND CORRESPONDING ACQUIRING FUNDS

VK Fund
Investment
	SEC File		SEC File	Objective is
VK Fund	Number	Acquiring Fund	Number	Fundamental

Van Kampen Life Investment Trust Capital Growth Portfolio, a series of Van Kampen Life Investment Trust	033-00628	Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class I		Series I
Class II		Series II
Van Kampen Life Investment Trust Comstock Portfolio, a series of Van Kampen Life Investment Trust	033-00628	Invesco Van Kampen V.I. Comstock Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class I		Series I
Class II		Series II
Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio, a series of Van Kampen Life Investment Trust	033-00628	Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, a series of AIM Variable Insurance Funds	033-57340	No
Class I		Series I
Class II		Series II
Van Kampen Life Investment Trust Government Portfolio, a series of Van Kampen Life Investment Trust	033-00628	Invesco Van Kampen V.I. Government Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class I		Series I
Class II		Series II
Van Kampen Life Investment Trust Growth and Income Portfolio, a series of Van Kampen Life Investment Trust	033-00628	Invesco Van Kampen V.I. Growth and Income Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class I		Series I
Class II		Series II
Van Kampen Life Investment Trust Mid Cap Growth Portfolio, a series of Van Kampen Life Investment Trust	033-00628	Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds	033-57340	No
Class II		Series II

A-1

EXHIBIT B

OUTSTANDING SHARES OF THE VK FUNDS

As of February 11, 2010, there were the following number of shares outstanding of each class of each VK Fund:

FUND NAME	CLASS I	CLASS II

Van Kampen Life Investment Trust
CAPITAL GROWTH PORTFOLIO	2,553,391.171	3,946,893.306
COMSTOCK PORTFOLIO	14,351,563.323	212,927,764.860
GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	10,000.000	9,317,802.760
GOVERNMENT PORTFOLIO	3,723,359.983	32,610,150.616
GROWTH AND INCOME PORTFOLIO	9,309,812.947	92,117,107.905
MID CAP GROWTH PORTFOLIO	N/A	15,143,108.211

B-1

EXHIBIT C

OWNERSHIP OF THE VK FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of January 29, 2010, to the best knowledge of each VK Fund, owned 5% or more of the outstanding shares of each class of such VK Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a VK Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Fund and Class	Acct Shares	% Held*
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS I
ALLSTATE LIFE INSURANCE COMPANY	869216.345	33.5034%
544 LAKEVIEW PKWY STE L3G VERNON HILLS IL 60061-1826
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS I
PROTECTIVE LIFE VARIABLE ANNUITY	323214.859	12.4581%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS I
NATIONWIDE LIFE INSURANCE COMPANY	300480.883	11.5818%
FBO NWVLI C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS I
VAN KAMPEN AMERICAN CAPITAL	176160.066	6.7900%
GENERATIONS VARIABLE ANNUITIES C/O AMERICAN GENERAL LIFE INS CO PO BOX 1591 HOUSTON TX 77251-1591
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS I
AMERICAN GENERAL ANNUITY INS CO	148685.136	5.7310%
ELITE PLUS 205 E 10TH AVE AMARILLO TX 79101-3507
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS I
PROTECTIVE PREMIER VAR UNIV LIFE	147155.241	5.6720%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS I
MERRILL LYNCH LIFE INSURANCE CO	137866.305	5.3140%
RETIREMENT POWER 4333 EDGEWOOD RD NE MSC 4410 CEDAR RAPIDS IA 52499-0001
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS I
ALLMERICA FINANCIAL SEPARATE ACCTS	135496.285	5.2226%
440 LINCOLN ST MAILSTOP S-310 WORCESTER MA 01653-0001
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS II
ANCHOR NATIONAL LIFE INSURANCE CO	1275398.059	31.7480%
VARIABLE SEPARATE ACCOUNT & VARIABLE ANNUITY ACCOUNT SEVEN PO BOX 54299 LOS ANGELES CA 90054-0299
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS II
ALLSTATE LIFE INSURANCE COMPANY	816519.238	20.3253%
544 LAKEVIEW PKWY STE L3G VERNON HILLS IL 60061-1826
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS II
ALLSTATE LIFE INSURANCE COMPANY	474227.595	11.8048%
544 LAKEVIEW PKWY STE L3G VERNON HILLS IL 60061-1826
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS II
METLIFE INSURANCE CO OF CONNECTICUT	428161.83	10.6581%
ATTN SHAREHOLDER ACCOUNTING DEPT 501 BOYLSTON STREET 5TH FLOOR BOSTON MA 02116-3725
LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO — CLASS II
GE LIFE AND ANNUITY ASSURANCE COMPANY	282536.238	7.0331%
6610 WEST BROAD STREET BLDG 3 5TH FLOOR ATTN : VARIABLE ACCOUNTING RICHMOND VA 23230-1702
LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO — CLASS I
PROTECTIVE LIFE VARIABLE ANNUITY	5562558.341	38.4387%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648
LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO — CLASS I
ALLSTATE LIFE INSURANCE COMPANY	3691777.354	25.5112%
544 LAKEVIEW PKWY STE L3G VERNON HILLS IL 60061-1826
LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO — CLASS I
PROTECTIVE PREMIER VAR UNIV LIFE	2236654.17	15.4559%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648
LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO — CLASS I
MERRILL LYNCH LIFE INSURANCE CO	1194649.698	8.2553%
RETIREMENT PLUS A 4333 EDGEWOOD RD NE MSC 4410 CEDAR RAPIDS IA 52499-0001
LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO — CLASS II
IDS LIFE INSURANCE COMPANY	71839616.762	33.6317%
1497 AXP FINANCIAL CENTER MINNEAPOLIS MN 55474-0014
LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO — CLASS II
ANCHOR NATIONAL LIFE INSURANCE CO	51235640.092	23.9859%
VARIABLE SEPARATE ACCOUNT & VARIABLE ANNUITY ACCOUNT SEVEN PO BOX 54299 LOS ANGELES CA 90054-0299
LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO — CLASS II
AMERICAN ENTERPRISE LIFE INSURANCE CO	21988579.79	10.2939%
WVCP1 1497 AXP FINANCIAL CENTER MINNEAPOLIS MN 55474-0014
LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO — CLASS II
HARTFORD LIFE AND ANNUITY INSURANCE	18480235.126	8.6515%
COMPANY SEPARATE ACCOUNT THREE ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO — CLASS II
ALLSTATE LIFE INSURANCE COMPANY	11042395.289	5.1695%
544 LAKEVIEW PKWY STE L3G VERNON HILLS IL 60061-1826

C-1

Fund and Class	Acct Shares	% Held*
LIFE INVESTMENT TRUST GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO — CLASS I
MORGAN STANLEY INVESTMENT MGMT	10000	100.0000%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
LIFE INVESTMENT TRUST GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO — CLASS II
SEPARATE A ACCOUNT OF PACIFIC LIFE INSURANCE COMPANY	7259961.889	77.9280%
700 NEWPORT CENTER DRIVE NEWPORT BEACH CA 92660-6307
LIFE INVESTMENT TRUST GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO — CLASS II
MORGAN STANLEY INVESTMENT MGMT	1990000	21.3605%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO — CLASS I
NATIONWIDE LIFE INSURANCE COMPANY	2550798.168	65.4069%
FBO NWVLI C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029
LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO — CLASS I
METLIFE INSURANCE CO OF CONNECTICUT	549770.451	14.0971%
ATTN SHAREHOLDER ACCOUNTING DEPT 501 BOYLSTON STREET 5TH FLOOR BOSTON MA 02116-3725
LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO — CLASS I
NATIONWIDE LIFE INSURANCE COMPANY	221630.372	5.6830%
FBO NWVA3 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029
LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO — CLASS II
PROTECTIVE LIFE VARIABLE ANNUITY	13910822.709	44.3214%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648
LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO — CLASS II
SECURITY BENEFIT LIFE INSURANCE	6510055.652	20.7418%
SBL VARIABLE ANNUITY ACCOUNT XIV ATTN FINANCE DEPARTMENT 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000
LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO — CLASS II
HARTFORD LIFE AND ANNUITY INSURANCE	3274384.996	10.4326%
COMPANY SEPARATE ACCOUNT THREE ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO — CLASS II
METLIFE INSURANCE CO OF CONNECTICUT	2916902.035	9.2936%
ATTN SHAREHOLDER ACCOUNTING DEPT 501 BOYLSTON STREET 5TH FLOOR BOSTON MA 02116-3725
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS II
ANCHOR NATIONAL LIFE INSURANCE CO	44235226.21	47.9526%
VARIABLE SEPARATE ACCOUNT & VARIABLE ANNUITY ACCOUNT SEVEN PO BOX 54299 LOS ANGELES CA 90054-0299
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS II
HARTFORD LIFE AND ANNUITY INSURANCE	12034291.403	13.0456%
COMPANY SEPARATE ACCOUNT THREE ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS II
METLIFE INSURANCE CO OF CONNECTICUT	7961728.435	8.6308%
ATTN SHAREHOLDER ACCOUNTING DEPT 501 BOYLSTON STREET 5TH FLOOR BOSTON MA 02116-3725
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS II
METLIFE INVESTORS USA INSURANCE CO	6653476.028	7.2126%
METLIFE INVESTORS USA SEPARATE ACCOUNT A 5 PARK PLAZA SUITE 1900 IRVINE CA 92614-2549
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS II
ALLSTATE LIFE INSURANCE COMPANY	5590834.511	6.0607%
544 LAKEVIEW PKWY STE L3G VERNON HILLS IL 60061-1826
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS II
PROTECTIVE LIFE VARIABLE ANNUITY	5180720.819	5.6161%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS I
PROTECTIVE LIFE VARIABLE ANNUITY	3840808.591	40.9436%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS I
PROTECTIVE PREMIER VAR UNIV LIFE	978641.903	10.4325%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS I
HARTFORD LIFE AND ANNUITY INSURANCE	846521.924	9.0241%
COMPANY SEPARATE ACCOUNT THREE MSDW SELECT DIMENSIONS ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS I
VAN KAMPEN AMERICAN CAPITAL	785670.972	8.3754%
GENERATIONS VARIABLE ANNUITIES C/O AMERICAN GENERAL LIFE INS CO PO BOX 1591 HOUSTON TX 77251-1591
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS I
METLIFE INSURANCE CO OF CONNECTICUT	602882.43	6.4268%
ATTN SHAREHOLDER ACCOUNTING DEPT 501 BOYLSTON STREET 5TH FLOOR BOSTON MA 02116-3725
LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO — CLASS I
GREAT-WEST LIFE & ANNUITY	529983.207	5.6497%
VAR ANNUITY I SIGNATURE ANNUITY ATTN MUTUAL FUND TRADING 8515 E ORCHARD RD #2T2 GREENWOOD VILLAGE CO 80111-5002
LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO — CLASS II
PROTECTIVE LIFE VARIABLE ANNUITY	3057428.006	20.5659%
INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648

C-2

Fund and Class	Acct Shares	% Held*
LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO — CLASS II
CUNA MUTUAL VARIABLE	3043645.908	20.4732%
ANNUITY ACCOUNT 2000 HERITAGE WAY WAVERLY IA 50677-9208
LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO — CLASS II
ALLSTATE LIFE INSURANCE COMPANY	2604595.274	17.5199%
544 LAKEVIEW PKWY STE L3G VERNON HILLS IL 60061-1826
LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO — CLASS II
LINCOLN BENEFIT LIFE	2274150.743	15.2972%
NEBRASKA SERVICE CENTER P O BOX 94210 PALATINE IL 60094-4210
LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO — CLASS II
ALLSTATE LIFE INSURANCE COMPANY	1450015.199	9.7536%
544 LAKEVIEW PKWY STE L3G VERNON HILLS IL 60061-1826
LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO — CLASS II
LINCOLN BENEFIT LIFE	1044502.782	7.0259%
NEBRASKA SERVICE CENTER P O BOX 94210 PALATINE IL 60094-4210

*	Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each VK Fund, the ownership of shares of a VK Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the VK Fund as of December 31, 2009.

C-3

EXHIBIT D

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required Under the 1940 Act —
Borrowing (some combined with Senior Securities)

	VK Fund Fundamental Borrowing	Acquiring Fund Fundamental Borrowing
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

Van Kampen LIT Capital Growth Portfolio	Pledge, mortgage or hypothecate its portfolio securities or other assets to the extent that the percentage of pledged assets plus the sales load exceeds 10% of the offering price of the Portfolio’s shares.
Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief. Borrowings are generally limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).]

Van Kampen LIT Comstock Portfolio	Pledge any of its assets, except that the Portfolio may pledge assets having a value of not more than 10% of its total assets in order to secure permitted borrowings from banks. Such borrowings may not exceed 5% of the value of the Portfolio’s assets and can be made only as a temporary measure for extraordinary or emergency purposes. Notwithstanding the foregoing, the Portfolio may engage in transactions in options, futures contracts and options on futures contracts, segregate or deposit assets to cover or secure options written, and make margin deposits and payments for futures contracts and options on futures contracts.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Van Kampen LIT Global Tactical Asset Allocation Portfolio	Issue senior securities nor borrow money, except the Portfolio may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Van Kampen LIT Government Portfolio	Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of options, or in connection with the purchase or sale of futures contracts and related options are not deemed to be a pledge or other encumbrance.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

	VK Fund Fundamental Borrowing	Acquiring Fund Fundamental Borrowing
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

Van Kampen LIT Growth and Income Portfolio	Borrow money, except from a bank and then only as a temporary measure for extraordinary or emergency purposes but not for making additional investments and not in excess of 5% of the total net assets of the Portfolio taken at cost. In connection with any borrowing the Portfolio may pledge up to 15% of its total assets taken at cost. Notwithstanding the foregoing, the Portfolio may engage in transactions in options, futures contracts and options on futures contracts, segregate or deposit assets to cover or secure options written, and make margin deposits or payments for futures contracts and options on futures contracts.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Van Kampen LIT Mid Cap Growth Portfolio	Issue senior securities nor borrow money, except the Portfolio may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

* * * *

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Senior Securities

	VK Fund Fundamental Senior Securities	Acquiring Fund Fundamental Senior
Fund	Restriction (The Fund may not . . .)	Securities Restriction (The Fund may not . . .)

Van Kampen LIT Growth and Income Portfolio	Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities, or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts and other investment strategies and instruments that would be considered “senior securities” but for the maintenance by the Portfolio of a segregated account with its custodian or some other form of “cover.”	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Van Kampen LIT Capital Growth Portfolio	Issue senior securities and shall not borrow money except from banks as a temporary measure for extraordinary or emergency purposes and in an amount not exceeding 5% of the Portfolio’s total assets. Notwithstanding the foregoing, the Portfolio may enter into transactions in options, futures contracts and options on futures contracts and may make margin deposits and payments in connection therewith.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

* * * *

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required Under the 1940 Act — Underwriting

	VK Fund Fundamental Underwriting	Acquiring Fund Fundamental Underwriting
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

Van Kampen LIT Capital Growth Portfolio Van Kampen LIT Government Portfolio Van Kampen LIT Growth and Income Portfolio	Underwrite securities of other companies, except insofar as a Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities owned by the Portfolio.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

Van Kampen LIT Comstock Portfolio	Engage in the underwriting of securities of other issuers, except that the Portfolio may sell an investment position even though it may be deemed to be an underwriter as that term is defined under the Securities Act of 1933.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

Van Kampen LIT Global Tactical Asset Allocation Portfolio Van Kampen LIT Mid Cap Growth Portfolio	Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

* * * *

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Real Estate (some combined with Commodities)

	VK Fund Fundamental Real Estate	Acquiring Fund Fundamental Real Estate
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

Van Kampen LIT Capital Growth Portfolio	Invest directly in real estate interests of any nature, although the Portfolio may invest indirectly through media such as real estate investment trusts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Van Kampen LIT Comstock Portfolio	Invest in real estate, commodities or commodities contracts, except that the Portfolio may engage in transactions in futures contracts and options on futures contracts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

	VK Fund Fundamental Real Estate	Acquiring Fund Fundamental Real Estate
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

Van Kampen LIT Global Tactical Asset Allocation Portfolio Van Kampen LIT Mid Cap Growth Portfolio	Purchase or sell real estate except that the Portfolio may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Van Kampen LIT Government Portfolio	Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may invest in interest rate futures contracts and options on futures contracts and may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Van Kampen LIT Growth and Income Portfolio	Purchase or sell interests in real estate, except readily marketable securities, including securities of real estate investment trusts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

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VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Commodities

	VK Fund Fundamental Commodities	Acquiring Fund Fundamental Commodities
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

Van Kampen LIT Capital Growth Portfolio	Invest in commodities or commodity contracts, except that the Portfolio may enter into transactions in futures contracts or options on futures contracts.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

	VK Fund Fundamental Commodities	Acquiring Fund Fundamental Commodities
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

Van Kampen LIT Global Tactical Asset Allocation Portfolio	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Van Kampen LIT Growth and Income Portfolio	Purchase or sell commodities or commodities contracts, except that the Portfolio may enter into transactions in futures contracts and related options.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Van Kampen LIT Mid Cap Growth Portfolio	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from purchasing or selling options, futures contracts and options on futures contracts, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

* * * *

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required Under the 1940 Act — Loans

	VK Fund Fundamental Lending	Acquiring Fund Fundamental Lending
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

Van Kampen LIT Comstock Portfolio	Make loans except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investment in repurchase agreements, provided that the Portfolio will not make any investment in repurchase agreements maturing in more than seven days if such investments, together with any illiquid securities held by the Portfolio, would exceed 10% of the value of its net assets.
Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief.]

Van Kampen LIT Global Tactical Asset Allocation Portfolio Van Kampen LIT Mid Cap Growth Portfolio	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Portfolio may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Van Kampen LIT Government Portfolio	Lend money, except that the Portfolio may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Portfolio’s investment policies permit. The Portfolio will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Portfolio, exceeds 10% of the market or other fair value of its total net assets.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

* * * *

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Industry Concentration

	VK Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry
Fund	Restriction (The Fund may not . . .)	Concentration Restriction (The Fund may not . . .)

Van Kampen LIT Capital Growth Portfolio	Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured hereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio’s pro rata portion of the securities and other assets owned by any such investment company.
Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief. Historically, the SEC staff has taken the position that if a fund invests more than 25% of its assets in the securities of issuers in a single industry, the fund is concentrating in that industry.]

Van Kampen LIT Comstock Portfolio	Invest more than 25% of its total net asset value in any one industry, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

	VK Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry
Fund	Restriction (The Fund may not . . .)	Concentration Restriction (The Fund may not . . .)

Van Kampen LIT Global Tactical Asset Allocation Portfolio	Invest in any security if, as a result, 25% or more of the value of the Portfolio’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Portfolio has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Van Kampen LIT Government Portfolio	Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured thereby).	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Van Kampen LIT Growth and Income Portfolio	Invest more than 25% of its total net asset value in any one industry provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio’s pro rata portion of the securities and other assets owned by any such company.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

	VK Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry
Fund	Restriction (The Fund may not . . .)	Concentration Restriction (The Fund may not . . .)

Van Kampen LIT Mid Cap Growth Portfolio	Invest in any security if, as a result, 25% or more of the value of the Portfolio’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, or (b) when the Portfolio has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

* * * *

EXHIBIT E

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this   day of          , 2010 by and among (i) each of the Van Kampen and Morgan Stanley open-end registered investment companies identified on Exhibit A hereto (each a “Target Entity”) separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) Morgan Stanley Investment Management Inc. (“MSIM”); (iii) Morgan Stanley Investment Advisors Inc. (“MSIA”); (iv) Van Kampen Asset Management (“VKAM”); (v) each of the registrants in the AIM Family of Funds identified on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (vi) Invesco Advisers, Inc. (“IAI”).

WHEREAS, Morgan Stanley entered into a definitive agreement dated October 19, 2009 (the “Transaction Agreement”) to sell substantially all of its retail asset management business operating under both the Morgan Stanley and Van Kampen brands to Invesco, Ltd. (“Invesco”) (referred to herein as the ‘‘MS/Invesco Transaction”);

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a ‘‘Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Target Fund;

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use its best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent possible and consistent

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with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its charter and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the ‘‘Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees, which shall be provided to the Acquiring Fund prior to the Valuation Date.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Valuation Date, provided that, if more than one class of shares of the Target Fund is being exchanged for a single class of shares of the Acquiring Fund, then the net asset value per share of such class of shares of the Acquiring Fund issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund having attributes most consistent with the Acquiring Fund share class, as determined by the Acquiring Fund (the “Primary Share Class”), or the net asset value of such other class of shares of the Target Fund as the parties may mutually agree.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Valuation Time, provided that if two or more classes of shares of the Target Fund are exchanged for a single class of shares of the Acquiring Fund, then the number of Acquiring Fund shares issued with respect to each such Target Fund class, other than the Primary Share Class, shall equal the quotient of the net asset value of such class divided by the net asset value per share of the Primary Share Class, all as of the Valuation Time.

(d) All computations of value shall be made by the Target Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund’s recordkeeping agent and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on          , 2010 or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the ‘‘Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as

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defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations (the “AML Documentation”) and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees/Directors of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Each Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to its corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is duly organized or, where applicable, the Target Fund is duly organized as a series of the Target Entity, which is an entity of the type and organized under the laws of the jurisdiction as set forth on Exhibit B, in each case validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

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(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between October 1, 2001 and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information and the value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve month period preceding the date hereof which would have a material adverse effect on such Target Fund or its properties or assets;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been

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made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or ‘‘Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. ‘‘Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a reorganization under Section 368(a)(1)(F) as provided by Section 8.6 below, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover);

(n) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or Notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares, except for the automatic conversion right of holders of Class B and Class P shares, as applicable, of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund’s Prospectus and Statement of Additional Information and Governing Documents;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the directors or trustees, as applicable, of the Target Entity and, subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph

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shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(q) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(r) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(s) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to its corresponding Target Entity and Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Amended and Restated Agreement and Declaration of Trust or Second Amended and Restated Agreement and Declaration of Trust, as applicable, in each case, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) On the Closing Date, the Acquiring Fund will have no assets other than nominal capital contributed by Invesco or its affiliates;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Agreement and Declaration of Trust or by-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last 12 months, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Invesco or its affiliate to secure any required initial shareholder approvals;

(i) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

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(j) The Acquiring Fund was formed for the purpose of the respective Reorganization and intends to elect to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company beginning on the first day of its current taxable year. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(k) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, all offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. The Acquiring Fund does not have and will not have outstanding as of the Closing Date any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares (other than rights presented by this contract), nor is there outstanding any security convertible into any Acquiring Fund shares;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates; and

(p) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1. With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”).

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The Target Entity shall, through its board of directors/trustees, if considered by such director/trustees to be consistent with their fiduciary obligations, recommend to the shareholders of the Target Fund approval of this Agreement.

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(d) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(f) The Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date. The information to be provided under (1) of this sub-section shall be provided as soon as reasonably practicable after the Closing but in any event not later than twenty (20) business days after Closing and the information to be provided under (2) through (4) of this sub-section shall be provided at or prior to the Closing.

(g) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(i) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(j) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(k) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(l) A statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code will be provided to the Acquiring Fund prior to Closing if the Target Fund’s most recent fiscal year ended on or before December 31, 2009, otherwise within ninety (90) days after the Closing Date.

(m) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(n) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

(o) On or prior to the signing of this Agreement or within twenty (20) business days thereafter, the Target Fund shall have delivered to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions; and (3) any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders with respect to any wholly-owned subsidiaries of the Target Fund.

(p) The contingent deferred sales charge (“CDSC”) applicable to Class B and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class B and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class B and Class C shares of the Acquiring Fund shall

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be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, MSIM, MSIA and VKAM, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Agreement and Declaration of Trust or By-Laws or a breach or default under any agreement pertaining to the Acquiring Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Acquiring Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity on the Closing Date (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund, as of the Closing Date, certified

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by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the AML Documentation and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

(d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) Unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; and (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed;

(h) The Acquiring Entity shall have received on the Closing Date the opinion of , counsel to the Target Entity (which may rely on certificates of officers or directors/trustees of the Target Entity), covering the following points:

(i) The Target Entity is an entity of the type as set forth on Exhibit B, duly organized, incorporated or formed, validly existing and in good standing under the laws of the jurisdiction in which the Target Entity was organized, incorporated or formed, as set forth on Exhibit B, and has the corporate or trust power, as applicable, to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any agreement pertaining to the Target Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Target Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

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8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the jurisdiction in which the Target Entity is organized, as set forth on Exhibit B, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of directors/trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of directors/trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein or the MS/Invesco Transaction;

8.4. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code; and

8.7. The MS/Invesco Transaction contemplated by the Transaction Agreement shall have been consummated.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Morgan Stanley and Invesco will bear or arrange for an entity under common ownership of Morgan Stanley or Invesco to bear the expenses relating to the Reorganizations, allocated among Morgan Stanley and Invesco as set forth in the Transaction Agreement. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of holding shareholders’ meetings.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable Law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

E-11

11.	INDEMNIFICATION

11.1. With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, and IAI agree to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and directors/trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its directors/trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

11.2. With respect to a Reorganization, MSIM, MSIA and VKAM, each with respect to a Target Fund for which it acts as investment adviser, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by (i) mutual agreement of the parties; or (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before September 30, 2010, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) by any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

For each Target Entity:

[Name] [Address] Fax:

With a copy to:

[Name] [Address] Fax:

For Morgan Stanley Investment Management Inc.:

[Name] [Address] Fax:

E-12

With a copy to:

[Name] [Address] Fax:

For Morgan Stanley Investment Advisors Inc.:

[Name] [Address] Fax:

With a copy to:

[Name] [Address] Fax:

For Van Kampen Asset Management:

[Name]
[Address]
Fax:

with a copy to:

[Name]
[Address]
Fax:

For Invesco Advisers, Inc.:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For each Acquiring Entity

11 Greenway Plaza, Suite 100
Houston, TX 77046
Fax: 713-993-9185
Attn: General Counsel

with a copy to:

E. Carolan Berkley
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Fax: (215) 564-8120

15.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

15.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

E-13

15.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the Agreement and Declaration of Trust of the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

[Signature pages to follow for each Target Fund, Acquiring Fund, IAI, MSIM, MSIA and VKAM.]

E-14

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

AIM Counselor Series Trust
Invesco Balanced Fund, a series of AIM Counselor Series Trust	Morgan Stanley Balanced Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco California Tax-Free Income Fund, a series of AIM Counselor Series Trust	Morgan Stanley California Tax-Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Dividend Growth Securities Fund, a series of AIM Counselor Series Trust	Morgan Stanley Dividend Growth Securities Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Equally-Weighted S&P 500 Fund, a series of AIM Counselor Series Trust	Morgan Stanley Equally-Weighted S&P 500 Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Fundamental Value Fund, a series of AIM Counselor Series Trust	Morgan Stanley Fundamental Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Large Cap Relative Value Fund, a series of AIM Counselor Series Trust	Large Cap Relative Value Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco New York Tax-Free Income Fund, a series of AIM Counselor Series Trust	Morgan Stanley New York Tax-Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco S&P 500 Index Fund, a series of AIM Counselor Series Trust	Morgan Stanley S&P 500 Index Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen American Franchise Fund, a series of AIM Counselor Series Trust	Van Kampen American Franchise Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Core Equity Fund, a series of AIM Counselor Series Trust	Van Kampen Core Equity Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Equity and Income Fund, a series of AIM Counselor Series Trust	Van Kampen Equity and Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Equity Premium Income Fund, a series of AIM Counselor Series Trust	Van Kampen Equity Premium Income Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

E-15

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Growth and Income Fund, a series of AIM Counselor Series Trust	Van Kampen Growth and Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Pennsylvania Tax Free Income Fund, a series of AIM Counselor Series Trust	Van Kampen Pennsylvania Tax Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Invesco Van Kampen Small Cap Growth Fund, a series of AIM Counselor Series Trust	Van Kampen Small Cap Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Growth Series
Invesco Convertible Securities Fund, a series of AIM Growth Series	Morgan Stanley Convertible Securities Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Conservative Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Conservative Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Growth Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Moderate Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Moderate Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Harbor Fund, a series of AIM Growth Series	Van Kampen Harbor Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Leaders Fund, a series of AIM Growth Series	Van Kampen Leaders Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Real Estate Securities Fund, a series of AIM Growth Series	Van Kampen Real Estate Securities Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen U.S. Mortgage Fund, a series of AIM Growth Series	Van Kampen U.S. Mortgage Fund, a series of Van Kampen U.S. Government Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Investment Funds
Invesco Alternative Opportunities Fund, a series of AIM Investment Funds	Morgan Stanley Alternative Opportunities Fund, a series of Morgan Stanley Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W

E-16

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Commodities Strategy Fund, a series of AIM Investment Funds	Morgan Stanley Commodities Alpha Fund, a series of Morgan Stanley Series Funds
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco FX Alpha Plus Strategy Fund, a series of AIM Investment Funds	The FX Alpha Plus Strategy Portfolio, a series of Morgan Stanley FX Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco FX Alpha Strategy Fund, a series of AIM Investment Funds	The FX Alpha Strategy Portfolio, a series of Morgan Stanley FX Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Global Advantage Fund, a series of AIM Investment Funds	Morgan Stanley Global Advantage Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Global Dividend Growth Securities Fund, a series of AIM Investment Funds	Morgan Stanley Global Dividend Growth Securities
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Health Sciences Fund, a series of AIM Investment Funds	Morgan Stanley Health Sciences Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco International Growth Equity Fund, a series of AIM Investment Funds	International Growth Equity Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco Pacific Growth Fund, a series of AIM Investment Funds	Morgan Stanley Pacific Growth Fund Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Van Kampen Emerging Markets Fund, a series of AIM Investment Funds	Van Kampen Emerging Markets Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Global Bond Fund, a series of AIM Investment Funds	Van Kampen Global Bond Fund, a series of Van Kampen Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Global Equity Allocation Fund, a series of AIM Investment Funds	Van Kampen Global Equity Allocation Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Global Franchise Fund, a series of AIM Investment Funds	Van Kampen Global Franchise Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

E-17

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Global Tactical Asset Allocation Fund, a series of AIM Investment Funds	Van Kampen Global Tactical Asset Allocation Fund, a series of Van Kampen Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen International Advantage Fund, a series of AIM Investment Funds	Van Kampen International Advantage Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen International Growth Fund, a series of AIM Investment Funds	Van Kampen International Growth Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R

AIM Investment Securities Funds
Invesco High Yield Securities Fund, a series of AIM Investment Securities Funds	Morgan Stanley High Yield Securities Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Core Plus Fixed Income Fund, a series of AIM Investment Securities Funds	Van Kampen Core Plus Fixed Income Fund, a series of Van Kampen Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Corporate Bond Fund, a series of AIM Investment Securities Funds	Van Kampen Corporate Bond Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Government Securities Fund, a series of AIM Investment Securities Funds	Van Kampen Government Securities Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen High Yield Fund, a series of AIM Investment Securities Funds	Van Kampen High Yield Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Limited Duration Fund, a series of AIM Investment Securities Funds	Van Kampen Limited Duration Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Sector Funds
Invesco Mid-Cap Value Fund, a series of AIM Sector Funds	Morgan Stanley Mid-Cap Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Small-Mid Special Value Fund, a series of AIM Sector Funds	Morgan Stanley Small-Mid Special Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Special Value Fund, a series of AIM Sector Funds	Morgan Stanley Special Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W

E-18

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Technology Sector Fund, a series of AIM Sector Funds	Morgan Stanley Technology Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds	U.S. Mid Cap Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class Y	Investment Class
Class A	Class P
Invesco U.S. Small Cap Value Fund, a series of AIM Sector Funds	U.S. Small Cap Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class A	Class P
Invesco U.S. Small/Mid Cap Value Fund, a series of AIM Sector Funds	U.S. Small/Mid Cap Value Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco Value Fund, a series of AIM Sector Funds	Morgan Stanley Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Value II Fund, a series of AIM Sector Funds	Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class A	Class P
Invesco Van Kampen American Value Fund, a series of AIM Sector Funds	Van Kampen American Value Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Capital Growth Fund, a series of AIM Sector Funds	Van Kampen Capital Growth Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Comstock Fund, a series of AIM Sector Funds	Van Kampen Comstock Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Enterprise Fund, a series of AIM Sector Funds	Van Kampen Enterprise Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds	Van Kampen Mid Cap Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Small Cap Value Fund, a series of AIM Sector Funds	Van Kampen Small Cap Value Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Technology Fund, a series of AIM Sector Funds	Van Kampen Technology Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Utility Fund, a series of AIM Sector Funds	Van Kampen Utility Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

E-19

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Value Opportunities Fund, a series of AIM Sector Funds	Van Kampen Value Opportunities Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Tax-Exempt Funds
Invesco Municipal Fund, a series of AIM Tax-Exempt Funds	Municipal Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class A	Class H
Class Y	Class I
Class A	Class L
Class A	Class P
Invesco Tax-Exempt Securities Fund, a series of AIM Tax-Exempt Funds	Morgan Stanley Tax-Exempt Securities Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen California Insured Tax Free Fund, a series of AIM Tax-Exempt Funds	Van Kampen California Insured Tax Free Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds	Van Kampen High Yield Municipal Fund, a series of Van Kampen Tax-Exempt Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Insured Tax Free Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Insured Tax Free Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Intermediate Term Municipal Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Intermediate Term Municipal Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Municipal Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Municipal Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen New York Tax Free Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen New York Tax Free Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C

AIM Variable Insurance Funds
Invesco V.I. Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Dividend Growth Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Global Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Global Dividend Growth Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. High Yield Fund, a series of AIM Variable Insurance Funds	The High Yield Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Income Builder Fund, a series of AIM Variable Insurance Funds	The Income Builder Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. S&P 500 Index Fund, a series of AIM Variable Insurance Funds	The S&P 500 Index Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Select Dimensions Balanced Fund, a series of AIM Variable Insurance Funds	The Balanced Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y

E-20

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco V.I. Select Dimensions Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Dividend Growth Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Selection Dimensions Equally-Weighted S&P 500 Fund, a series of AIM Variable Insurance Funds	The Equally-Weighted S&P 500 Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y
Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Capital Growth Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Comstock Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Comstock Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Equity and Income Fund, a series of AIM Variable Insurance Funds	Equity and Income Portfolio, a series of The Universal Institutional Funds, Inc.
Series II	Class II
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Global Value Equity Fund, a series of AIM Variable Insurance Funds	Global Value Equity Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Invesco Van Kampen V.I. Government Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Government Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Growth and Income Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Growth and Income Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. High Yield Fund, a series of AIM Variable Insurance Funds	High Yield Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Invesco Van Kampen V.I. International Growth Equity Fund, a series of AIM Variable Insurance Funds	International Growth Equity Portfolio, a series of The Universal Institutional Funds, Inc.
Series II	Class II
Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Mid Cap Growth Portfolio, a series of Van Kampen Life Investment Trust
Series II	Class II
Invesco Van Kampen V.I. Mid Cap Value Fund, a series of AIM Variable Insurance Funds	U.S. Mid Cap Value Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Value Fund, a series of AIM Variable Insurance Funds	Value Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I

E-21

EXHIBIT B

ORGANIZATIONAL FORM AND JURISDICTIONS OF EACH TARGET ENTITY

	Jurisdiction Where	Form of
Target Entity	Organized	Organization

Morgan Stanley Balanced Fund	Massachusetts	Business trust
Morgan Stanley California Tax-Free Income Fund	Massachusetts	Business trust
Morgan Stanley Convertible Securities Trust	Massachusetts	Business trust
Morgan Stanley Dividend Growth Securities Inc.	Maryland	Corporation
Morgan Stanley Equally-Weighted S&P 500 Fund	Massachusetts	Business trust
Morgan Stanley Fundamental Value Fund	Massachusetts	Business trust
Morgan Stanley FX Series Funds	Massachusetts	Business trust
Morgan Stanley Global Advantage Fund	Massachusetts	Business trust
Morgan Stanley Global Dividend Growth Securities	Massachusetts	Business trust
Morgan Stanley Health Sciences Trust	Massachusetts	Business trust
Morgan Stanley High Yield Securities Inc.	Maryland	Corporation
Morgan Stanley Institutional Fund, Inc.	Maryland	Corporation
Morgan Stanley Institutional Fund Trust	Pennsylvania	Business trust
Morgan Stanley Mid-Cap Value Fund	Massachusetts	Business trust
Morgan Stanley New York Tax-Free Income Fund	Massachusetts	Business trust
Morgan Stanley Pacific Growth Fund Inc.	Maryland	Corporation
Morgan Stanley S&P 500 Index Fund	Massachusetts	Business trust
Morgan Stanley Select Dimensions Investment Series	Massachusetts	Business trust
Morgan Stanley Series Funds	Massachusetts	Business trust
Morgan Stanley Small-Mid Special Value Fund	Massachusetts	Business trust
Morgan Stanley Special Value Fund	Massachusetts	Business trust
Morgan Stanley Tax-Exempt Securities Trust	Massachusetts	Business trust
Morgan Stanley Technology Fund	Massachusetts	Business trust
Morgan Stanley Value Fund	Massachusetts	Business trust
Morgan Stanley Variable Investment Series	Massachusetts	Business trust
The Universal Institutional Funds, Inc.	Maryland	Corporation
Van Kampen Capital Growth Fund	Delaware	Statutory trust
Van Kampen Comstock Fund	Delaware	Statutory trust
Van Kampen Corporate Bond Fund	Delaware	Statutory trust
Van Kampen Enterprise Fund	Delaware	Statutory trust
Van Kampen Equity and Income Fund	Delaware	Statutory trust
Van Kampen Equity Trust	Delaware	Statutory trust
Van Kampen Equity Trust II	Delaware	Statutory trust
Van Kampen Government Securities Fund	Delaware	Statutory trust
Van Kampen Growth and Income Fund	Delaware	Statutory trust
Van Kampen Harbor Fund	Delaware	Statutory trust
Van Kampen High Yield Fund	Delaware	Statutory trust
Van Kampen Life Investment Trust	Delaware	Statutory trust
Van Kampen Limited Duration Fund	Delaware	Statutory trust
Van Kampen Pennsylvania Tax Free Income Fund	Pennsylvania	Common law trust
Van Kampen Real Estate Securities Fund	Delaware	Statutory trust
Van Kampen Series Fund, Inc.	Maryland	Corporation
Van Kampen Tax-Exempt Trust	Delaware	Statutory trust
Van Kampen Tax Free Trust	Delaware	Statutory trust
Van Kampen Trust	Delaware	Statutory trust
Van Kampen Trust II	Delaware	Statutory trust
Van Kampen U.S. Government Trust	Delaware	Statutory trust

E-22

Schedule 1.2(c)

Excluded Liabilities

None

E-23

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

E-24

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
Your Proxy Vote is important!
And now you can Vote your Proxy on the PHONE or the INTERNET.
It saves Money! Telephone and Internet voting saves postage costs. Savings which can help minimize fund expenses.
It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.
It’s Easy! Just follow these simple steps:
1. Read your proxy statement and have it at hand.
2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com
3. Enter the 14-digit number located in the shaded box from your Proxy Card.
4. Follow the recorded or on-screen directions.
5. Do not mail your Proxy Card when you vote by phone or Internet.
Please detach at perforation before mailing.

PROXY	VAN KAMPEN LIFE INVESTMENT TRUST [ ]	PROXY
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON [ 2010]
The undersigned holder of Common Shares of VAN KAMPEN LIFE INVESTMENT TRUST [                    ] hereby appoints [                               ] and each of them or their respective designees, with full power of substitution and revocation, as proxies to represent the undersigned at the Special Meeting of Shareholders to be held at the offices of [                                        ] on [                    2010], at [                    ] and at any and all adjournments thereof. This proxy is solicited on behalf of the Board of Trustees of VAN KAMPEN LIFE INVESTMENT TRUST
[                             ].
If more than one of the proxies, or their substitutes, are present at the Meeting or any adjournment thereof, they jointly (or, if only one is present and voting then that one) shall have authority and may exercise all powers granted hereby. This Proxy, when properly executed, will be voted in accordance with the instructions marked by the undersigned on the reverse side. If no specification is made, this proxy will be voted “FOR” the proposal listed herein and in the discretion of the proxies upon such other business as may properly come before the Meeting.
Please vote, date and sign on reverse side and return promptly in enclosed envelope.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-241-6192

Note: Please sign exactly as your name appears on this proxy card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer’s office. If a partner, sign in the partnership name.

Signature

Signature (if held jointly)

Date

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
Important Notice Regarding the Availability of Proxy Materials for the VAN KAMPEN LIFE INVESTMENT TRUST [          ]
Shareholder Meeting to Be Held on [           2010].
The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/[          ]
PLEASE SIGN, DATE AND RETURN YOUR
PROXY TODAY
Please detach at perforation before mailing.
Shareholders of record as of the close of business on [            2010] are entitled to vote at the special meeting or any adjournment thereof.
The Board of Trustees of Van Kampen Life Investment Trust [          ] (the “Board”) requests that you vote your shares by indicating voting instructions on the enclosed proxy card, dating and signing such proxy card and returning it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States, or by recording your voting instructions by telephone or via the internet.
The Board recommends that you cast your vote FOR the proposed Reorganization as described in the Prospectus/Proxy Statement.
PLEASE MARK VOTES AS IN THIS EXAMPLE: ■

1.
To approve an Agreement and Plan of Reorganization pursuant to which the assets and liabilities of Van Kampen Life Investment Trust [               ] will be transferred to Invesco Van Kampen V.I. [          ] and shareholders of Van Kampen Life Investment Trust [               ] would become shareholders of Invesco Van Kampen V.I. [          ] receiving shares of beneficial interest of Invesco Van Kampen V.I. [          ] with a value equal to the value of their holdings in Van Kampen Life Investment Trust [          ] and Van Kampen Life Investment Trust [          ] would be dissolved.
		FOR ☐	AGAINST ☐	ABSTAIN ☐

2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.
WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY

MORGAN STANLEY FUNDS

522 Fifth Avenue
New York, New York 10036
(800) 869-6397 (NEWS)

February 18, 2010
Dear Contract Owner:

A joint special meeting (the “Meeting”) of the shareholders of the Morgan Stanley Funds identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”) will be held at 10:00 a.m., Eastern Time, at the offices of Morgan Stanley Investment Management Inc., 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, on May 11, 2010. The purpose of the Meeting is to vote on an important proposal that affects the Morgan Stanley Funds identified in the Notice (each, a “MS Fund” and, collectively, the “MS Funds”) and your investment in one or more of them. You are eligible to provide voting instructions on how to vote on this proposal because shares of one or more of the MS Funds were beneficially held through your variable annuity contract or variable life insurance policy.

On October 19, 2009, Morgan Stanley entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Directors/Trustees of each MS Fund has approved that each MS Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of each MS Fund to a newly formed fund (each, an “Acquiring Fund”) with substantially the same investment objectives, principal investment strategies and risks as the corresponding MS Fund. Currently, Invesco’s mutual fund platform includes the AIM Family of Funds (the “AIM Funds”), which are managed by a subsidiary of Invesco.

Combining the MS Funds and the AIM Funds onto a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. Many of the Acquiring Funds will employ the same portfolio managers as the corresponding MS Funds.

The Board of Directors/Trustees of each MS Fund has unanimously approved and recommends that you provide voting instructions “FOR” the proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each MS Fund to its corresponding Acquiring Fund. You should review these materials carefully.

Your voting instructions are important no matter how many shares are held through your contract. Please take a moment after reviewing the enclosed materials to sign and return your voting instruction form in the enclosed postage paid return envelope. If you attend the Meeting, you may provide your voting instructions in person. If you have questions, please call us at (800) 869-6397 (NEWS). You may also provide your voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the enclosed voting instruction form. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to provide your voting instructions.

Sincerely,

Randy Takian
President and Principal Executive Officer

MORGAN STANLEY FUNDS

522 Fifth Avenue
New York, New York 10036
(800) 869-6397 (NEWS)

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on May 11, 2010

A joint special meeting (the “Meeting”) of the shareholders of each Morgan Stanley Fund identified below (each, a “MS Fund” and, collectively, the “MS Funds”) will be held on May 11, 2010 at 10:00 a.m., Eastern Time, at the offices of Morgan Stanley Investment Management Inc., 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, to vote on the following proposal:

To approve an Agreement and Plan of Reorganization under which the assets and liabilities of each MS Fund identified below will be transferred to a corresponding Invesco fund (each, an “Acquiring Fund”).

Morgan Stanley Funds	Acquiring Funds

Morgan Stanley Variable Investment Series — Dividend Growth Portfolio	Invesco V.I. Dividend Growth Fund
Morgan Stanley Variable Investment Series — Global Dividend Growth Portfolio	Invesco V.I. Global Dividend Growth Fund
Morgan Stanley Variable Investment Series — High Yield Portfolio	Invesco V.I. High Yield Fund
Morgan Stanley Variable Investment Series — Income Builder Portfolio	Invesco V.I. Income Builder Fund
Morgan Stanley Variable Investment Series — S&P 500 Index Portfolio	Invesco V.I. S&P 500 Index Fund
Morgan Stanley Select Dimensions Investment Series — Balanced Portfolio	Invesco V.I. Select Dimensions Balanced Fund
Morgan Stanley Select Dimensions Investment Series — Dividend Growth Portfolio	Invesco V.I. Select Dimensions Dividend Growth Fund
Morgan Stanley Select Dimensions Investment Series — Equally-Weighted
S&P 500 Portfolio	Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
The Universal Institutional Funds, Inc. — Equity and Income Portfolio	Invesco Van Kampen V.I. Equity and Income Fund
The Universal Institutional Funds, Inc. — Global Value Equity Portfolio	Invesco Van Kampen V.I. Global Value Equity Fund
The Universal Institutional Funds, Inc. — High Yield Portfolio	Invesco Van Kampen V.I. High Yield Fund
The Universal Institutional Funds, Inc. — International Growth Equity Portfolio	Invesco Van Kampen V.I. International Growth Equity Fund
The Universal Institutional Funds, Inc. — U.S. Mid Cap Value Portfolio	Invesco Van Kampen V.I. Mid Cap Value Fund
The Universal Institutional Funds, Inc. — Value Portfolio	Invesco Van Kampen V.I. Value Fund

Shareholders of record as of the close of business on February 11, 2010 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each MS Fund will vote separately on the proposal.

The MS Funds are sold only to separate accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance policies. Individual variable annuity or life insurance policy owners (“Contract Owners”) are not the shareholders of a MS Fund. Rather, the insurance companies and their separate accounts are the shareholders. However, except as otherwise might be required by applicable law, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at the Meeting. Contract Owners may provide voting instructions on how to vote shares held through their variable annuity contract or variable life insurance policy at the Meeting or any adjournment of the Meeting.

The Board of Directors/Trustees of each MS Fund (the “MS Board”) requests that you provide voting instructions by completing the enclosed voting instruction form and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the voting instruction form.

The MS Board recommends that you provide voting instructions FOR the above proposal as described in the Joint Proxy Statement/Prospectus.

Some Contract Owners hold beneficially through their variable annuity contract or variable life insurance policy shares in more than one MS Fund and may receive voting instruction forms or proxy materials for each such MS Fund. Please sign and promptly return each voting instruction form in the postage paid return envelope regardless of the number of shares owned.

Mary E. Mullin
Secretary

February 18, 2010

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your voting instructions are important.

Questions and Answers

Q.	On what am I being asked to provide voting instructions?

A.	You are being asked to provide voting instructions to approve the transitioning of the Morgan Stanley Funds, which are available exclusively as a funding vehicle for variable annuity contracts or variable life insurance policies, to a new fund family. Specifically, as an indirect owner of a Morgan Stanley Fund identified on Exhibit A of the Joint Proxy Statement/Prospectus (each, a “MS Fund” and, collectively, the “MS Funds”), you are being asked to consider and provide voting instructions to approve an Agreement and Plan of Reorganization (“Agreement”) under which the assets and liabilities of a MS Fund will be transferred to a new fund with substantially the same investment objectives, principal investment strategies and risks as the corresponding MS Fund on the Invesco mutual fund platform (each, an “Acquiring Fund”). (A table showing each MS Fund and its corresponding Acquiring Fund is included on Exhibit A of the Joint Proxy Statement/Prospectus.) The MS Funds are sold only to separate accounts of various insurance companies to fund the benefits of variable annuity contracts or variable life insurance policies. Individual variable annuity contract or variable life insurance policy owners (“Contract Owners”) are not the shareholders of a MS Fund. Rather, the insurance companies and their separate accounts are the shareholders. However, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at a joint special meeting of shareholders of the MS Funds (the “Meeting”).

If shareholders of a MS Fund approve the Agreement, shares of each MS Fund will be exchanged for Acquiring Fund shares of equal value, which will result in your holding through your variable annuity contract or variable life insurance policy shares of the Acquiring Fund, and the outstanding shares of the MS Funds will be terminated and cancelled as permitted by the organizational documents of the MS Funds and applicable law. Each MS Fund will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization” and, collectively, as the “Reorganizations.”

Q.	Why are the Reorganizations being proposed?

A.	On October 19, 2009, Morgan Stanley entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Directors/Trustees of each MS Fund (the “MS Board”) has approved that each MS Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of each MS Fund to a newly formed Acquiring Fund with substantially the same investment objectives, principal investment strategies and risks as the corresponding MS Fund. Currently, Invesco’s operating platform includes the AIM Family of Funds (the “AIM Funds”), which are managed by a subsidiary of Invesco.

The MS Board has determined that the transition of the MS Funds to the Invesco mutual fund platform is an effective means to combine the MS Funds and AIM Funds, which will result in benefits to shareholders and, in turn, to Contract Owners. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. Many of the Acquiring Funds will be managed by the same portfolio mangers as the corresponding MS Funds.

Q.	What effect will a Reorganization have on me as a Contract Owner?

A.	Immediately after a Reorganization, you will beneficially own through your variable annuity contract or variable life insurance policy shares of an Acquiring Fund that are equal in value to the shares of the MS Fund that were beneficially owned immediately prior to the closing of the Reorganization. In connection with the closing of the Reorganization, and without further notice, the outstanding shares of the MS Fund will be redeemed and canceled as permitted by its charter and applicable law. The Acquiring Funds use different service providers than the MS Funds and, as a result, certain investor services and investment privileges will be different. These differences are described in the Joint Proxy Statement/Prospectus.

Q.	Are there any significant differences between the investment objectives and principal investment strategies of each MS Fund and its corresponding Acquiring Fund?

A.	No. Each Acquiring Fund has substantially the same investment objectives, principal investment strategies and risks as its corresponding MS Fund. However, the investment objectives of each Acquiring Fund can be changed by the Board of Trustees of the Acquiring Fund whereas the investment objectives of certain MS Funds can be changed only with shareholder approval. A description of this change can be found under the “Comparison of Investment Objectives and Investment Strategies” section of the Joint Proxy Statement/Prospectus.

Q/A-1

Q.	Will the portfolio managers of the MS Funds continue to manage the corresponding Acquiring Funds?

A.	The portfolio managers of many of the Acquiring Funds will be the same as their corresponding MS Funds. Information about the portfolio managers for each Acquiring Fund that will not have the same portfolio managers as its corresponding MS Fund is included in the “Comparison of Portfolio Managers” section of the Joint Proxy Statement/Prospectus.

Q.	Are there any differences in the advisory fee or total annual fund operating expenses of the MS Funds and Acquiring Funds?

A.	No. The advisory fee of each MS Fund and its corresponding Acquiring Fund are the same. In addition, Invesco Advisers, Inc., the investment adviser to the Acquiring Funds, has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund through at least June 30, 2012 so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of the corresponding MS Fund. Without this waiver arrangement, the total annual fund operating expenses of an Acquiring Fund may be lower than, the same as, or higher than the total annual fund operating expenses of the corresponding MS Fund. The expense limitation arrangement and a comparison of the expenses of the Funds is described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus.

Q.	Will there be any sales load, commission or other transactional fees in connection with the Reorganization?

A.	No. The total value of the shares of a MS Fund will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fees.

Q.	Will any MS Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A.	No. None of the MS Funds or Acquiring Funds will bear these costs. Invesco and Morgan Stanley or their respective affiliates will bear all expenses arising in connection with the Reorganizations.

Q.	What will happen to the Account balance held under my contract in the MS Fund?

A.	There will be no change in value. Upon approval and completion of each Reorganization, shares of a MS Fund will be exchanged for shares of the corresponding Acquiring Fund based upon a specified exchange ratio determined by the respective net asset values of the Funds’ shares. Your contract will be credited with shares of the Acquiring Fund whose aggregate value at the time of issuance will equal the aggregate value of the MS Fund shares held under your contract on that date.

Q.	What are the expected federal income tax consequences of the Reorganizations?

A.	Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the MS Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected that shareholders will have no federal income tax consequences as a result of the Reorganizations. For federal income tax purposes, the insurance companies and their separate accounts are treated as shareholders of the MS Funds, rather than the Contract Owners. Contract Owners should ask their own tax advisors for more information on their own tax situation.

Q.	Have the Boards of Directors/Trustees of the MS Funds considered the Reorganizations, and what voting instructions do they recommend I make?

A.	The Directors/Trustees of the MS Funds, including the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of the MS Funds, have carefully considered the Reorganizations and unanimously recommend that you provide voting instructions “FOR” the Reorganizations. A summary of the considerations of the Directors/Trustees in making this recommendation is provided in the “Board Considerations” section of the Joint Proxy Statement/Prospectus.

Q.	What is the anticipated timing of the Reorganizations?

A.	The Meeting will be held on May 11, 2010. If shareholders of a MS Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2010, simultaneous with the closing of the Transaction.

Q.	What will happen if shareholders of a MS Fund do not approve the Reorganization?

A.	If the shareholders of a MS Fund do not approve the Reorganization, the MS Board will consider other possible courses of action for such MS Fund. While the consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization, the Reorganizations may not close unless certain conditions are met, including that shareholders representing a minimum amount of assets of Morgan Stanley’s retail asset management business (including the MS Funds) agree to transfer to Invesco by a certain date. If such conditions are not met, none of the Reorganizations will be consummated, even if shareholders of a MS Fund approved the Reorganization, and the MS Funds will not be combined with the AIM Funds. If this occurs, the MS Board will consider what action, if any, each MS Fund will take. The “Terms of the Reorganizations” section of the Joint Proxy Statement/Prospectus generally describes the conditions to closing of the Reorganizations.

Q.	Can I relocate my account balance before the Reorganization takes place?

A.	Yes, if permitted by and in accordance with applicable rules under your contract, you may transfer your account balance out of the MS Fund and into any other investment option made available by your variable annuity contract or variable life insurance policy. However, if you transfer your account balance into another MS Fund, the other MS Fund may also be subject to a Reorganization.

Q/A-2

Q.	Why are you sending me the Joint Proxy Statement/Prospectus?

A.	You are receiving the Joint Proxy Statement/Prospectus because you beneficially held shares of one or more MS Funds through your variable annuity contract or variable life insurance policy on February 11, 2010 and have the right to provide voting instructions on the very important proposal described therein concerning the MS Funds. The Joint Proxy Statement/Prospectus contains information that you should know before providing voting instructions on the proposed Reorganizations. The document is both a proxy statement of the MS Funds and a prospectus for the corresponding Acquiring Funds.

Q.	What is the required vote to approve a Reorganization?

A.	For each MS Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of 50% of the outstanding shares of the MS Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the MS Fund.

Q.	How do I provide voting instructions?

A.	You will be able to give your insurance company voting instructions for those shares attributable to your contract as of February 11, 2010, the record date for the Meeting. A voting instruction form is, essentially, a ballot. While only insurance companies are the shareholders of the MS Funds, these insurance companies will vote in accordance with your instructions. When you complete your voting instruction form, it directs your insurance company how to vote its shares on the Reorganization which affects the portion of your contract which is allocated to a MS Fund. If you complete and sign the voting instruction form, the shares will be voted as you instruct. If you simply sign the voting instruction form without otherwise completing it, the shares will be voted FOR the Reorganization. If you do not return a voting instruction card at all, your shares will be voted in the same proportion as shares for which instructions have been received from other owners of registered variable annuity and variable life insurance contracts of your insurance company. For your convenience, insurance companies typically offer several ways you can provide voting instructions for shares beneficially held through your variable annuity contract or variable life insurance policy, including:

•	Voting instructions in Person: If you attend the Meeting and wish to provide voting instructions in person, we will provide you with a voting instruction form prior to the vote. Please indicate in the appropriate space on the voting instruction form if you plan to attend the Meeting.

•	Voting instructions by Mail: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed voting instruction form and to return it promptly in the envelope provided. Returning the voting instruction form will not affect your right to attend the Meeting and vote.

•	Voting instructions by Telephone or the Internet: You may be permitted to provide voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the voting instruction form accompanying the Joint Proxy Statement/Prospectus.

Q.	Who should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A.	If you need any assistance, or have any questions regarding the Reorganizations or how to provide voting instructions, please call Client Relations at (800) 869-6397 (NEWS).

Q/A-3

MORGAN STANLEY FUNDS	AIM FUNDS
522 Fifth Avenue	11 Greenway Plaza, Suite 100
New York, New York 10036	Houston, Texas 77046
(800) 869-6397 (NEWS)	(800) 410-4246

JOINT PROXY STATEMENT AND PROSPECTUS
February 18, 2010

Introduction

This document contains information that shareholders of the Morgan Stanley Funds identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, a “MS Fund” and, collectively, the “MS Funds”) should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the MS Funds and a prospectus for the Acquiring Funds identified on Exhibit A of this Joint Proxy Statement/Prospectus (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”). Each MS Fund and Acquiring Fund is a series of a registered open-end management investment company. We sometimes refer to the MS Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”

The MS Funds are sold only to separate accounts of various insurance companies (the “Accounts”) to fund the benefits of variable annuity or variable life insurance policies (the “Contracts”). The Accounts may invest in shares of the MS Funds in accordance with allocation instructions received from owners of the Contracts (“Contract Owners”). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus. Individual Contract Owners are not the shareholders of a MS Fund. Rather, the insurance companies and their Accounts are the shareholders. However, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the Accounts on the proposal to be considered at the Meeting. This Joint Proxy Statement/Prospectus is provided to Contract Owners entitled to give voting instructions regarding the MS Funds. This Joint Proxy Statement/Prospectus contains information that a Contract Owner should know before providing voting instructions on the proposed reorganizations that are described herein.

For purposes of this Joint Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to: (i) Contract Owners; (ii) Accounts and participating insurance companies, as direct owners of MS Fund shares; and (iii) any other direct shareholders of the MS Funds, unless the context otherwise requires.

The joint special meeting of the shareholders of the MS Funds (the “Meeting”) will be held at the offices of Morgan Stanley Investment Management Inc., 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, on May 11, 2010 at 10:00 a.m., Eastern Time. At the Meeting, shareholders of each MS Fund are being asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of the MS Fund will be transferred to the corresponding Acquiring Fund identified on Exhibit A of this Joint Proxy Statement/Prospectus.

The reorganization of each MS Fund with and into its corresponding Acquiring Fund (each, a “Reorganization” and, collectively, the “Reorganizations”) as described in the Agreement will involve three steps:

•	the transfer of all of the assets and liabilities of the MS Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

•	the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the MS Fund as of immediately prior to the opening of regular trading on the New York Stock Exchange on the closing date of the Reorganization; and

•	the liquidation and dissolution of the MS Fund.

The total value of the Acquiring Fund shares that shareholders will receive in a Reorganization will be the same as the total value of the shares of the MS Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees or other transaction fees will be imposed in connection with the Reorganizations and any minimum investment amounts will be waived.

The Boards of Directors/Trustees of the MS Funds (the “MS Board”) have fixed the close of business on February 11, 2010 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment of the Meeting. Shareholders of the MS Funds on the Record Date will be entitled to one vote for each share of the MS Fund held (and a proportionate fractional vote for each fractional share). We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed voting instruction form on or about March 1, 2010 to all Contract Owners eligible to provide voting instructions on the Reorganizations on the Record Date.

The MS Board has approved the Agreement and the Reorganizations and has determined that the Reorganizations are in the best interest of the MS Funds and their shareholders.

If shareholders of a MS Fund do not approve the Reorganization, the MS Board will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each MS Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the MS Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to shareholders of the MS Funds; and

•	Statements of Additional Information (“SAIs”) for the MS Funds and the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the MS Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus of each Acquiring Fund that corresponds to the MS Fund that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be a part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is legally deemed to be part of this document. The MS Funds’ prospectuses, the most recent Annual Reports to Shareholders, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the MS Funds have been previously mailed to shareholders.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For MS Fund Documents:	For Acquiring Fund Documents:

MORGAN STANLEY FUNDS	AIM FUNDS
522 Fifth Avenue	11 Greenway Plaza, Suite 100
New York, New York 10036	Houston, Texas 77046
(800) 869-6397 (NEWS)	(800) 410-4246

Copies of the MS Funds’ prospectuses and SAIs are also available upon request and without charge by calling the insurance company that holds your variable annuity contract or variable life insurance policy.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

Exhibits

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

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PROPOSAL:

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

Summary

On October 19, 2009, Morgan Stanley entered into a definitive agreement (the “Transaction Agreement”) to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). Under the terms of the Transaction Agreement, Invesco will receive a diversified business with approximately $119 billion in assets under management across equity, fixed income, alternatives and unit investment trusts, and Morgan Stanley will receive cash and a minority equity interest in Invesco valued at $1.5 billion in the aggregate. In connection with the Transaction, the MS Board was asked to approve the transition of each MS Fund to the Invesco mutual fund platform by transferring the assets and liabilities of each MS Fund to a newly formed Acquiring Fund with substantially the same investment objectives, principal investment strategies and risks as the corresponding MS Fund.

In December 2009, the MS Board of each MS Fund unanimously voted to approve the Reorganizations, subject to approval by shareholders of the applicable MS Fund and other closing conditions. In the Reorganizations, each MS Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the MS Fund, which will distribute such shares to shareholders of the MS Fund, which, in turn, you hold beneficially through your variable annuity contract or variable life insurance policy, in complete liquidation of the MS Fund. Any shares of a MS Fund owned by shareholders at the time of the Reorganization will be cancelled and shareholders will receive shares, in the same or a comparable share class (as identified in Exhibit A), of the corresponding Acquiring Fund having an aggregate value equal to the value of the shares of the MS Fund (even though the net asset value per share may differ). It is expected that no gain or loss will be recognized by any shareholder of a MS Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2010.

Reasons for the Reorganizations

At various meetings of the MS Board held during the third and fourth quarters of 2009 and early 2010, the Directors/Trustees of the MS Board, including the Directors/Trustees who are not “interested persons” of the MS Funds (the “Independent Directors/Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the Agreement on behalf of each MS Fund and determined to recommend that shareholders of the MS Funds approve the Agreement. In reaching its decision, the MS Board requested and obtained information from Morgan Stanley and Invesco as they deemed reasonably necessary to evaluate the Agreement with respect to each MS Fund. Certain of the factors considered by the MS Board included:

1. The reputation, financial strength and resources of Invesco.

2. The strength of Invesco’s global resources and investment capabilities.

3. The shareholder services offered by Invesco.

4. The substantially the same investment objectives, principal investment strategies and risks of the MS Funds and the corresponding Acquiring Funds.

5. The continuity of key investment management personnel, in most cases, managing the Acquiring Funds.

6. That Invesco will provide a contractual guaranty through at least June 30, 2012 that will limit the total annual fund operating expenses of each Acquiring Fund to the 2009 total annual fund operating expenses of the corresponding MS Fund.

For a further discussion of the factors considered by the MS Board in approving the Agreement, see the “Board Considerations” section of this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

Each of the Acquiring Funds was recently created specifically to acquire the assets and assume the liabilities of the corresponding MS Fund in a Reorganization. Each Acquiring Fund’s investment objectives, principal investment strategies and risks are substantially the same as those of the corresponding MS Fund. The investment objectives, principal investment strategies and risks of the MS Fund held through your variable annuity contract or variable life insurance policy can be found in the MS Fund prospectus that you received upon purchasing such contract or policy and any updated prospectuses that you may have subsequently received. The investment objectives, principal investment strategies and risks of the corresponding Acquiring Fund can be found in the Acquiring Fund’s prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

Certain MS Funds have investment objectives that are classified as fundamental, which means that they cannot be changed without shareholder approval. However, consistent with all other AIM Funds, all of the Acquiring Funds have investment objectives that are classified as non-fundamental, except where specifically required to be fundamental under the 1940 Act. Non-fundamental investment objectives can be changed by the Board of Trustees of an Acquiring Fund without shareholder approval, although there is no present intention to do so. Thus, the Reorganizations will result in a change in the right of shareholders of certain MS Funds to approve changes to

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the investment objectives of the Acquiring Fund that they will indirectly own upon consummation of the Reorganizations. The MS Funds that have investment objectives that are classified as fundamental are identified on Exhibit A of this Joint Proxy Statement/Prospectus.

Although the investment objectives, principal investment strategies and risks are substantially the same between each MS Fund and its corresponding Acquiring Fund, the investment process used by the Acquiring Fund’s adviser in deciding which securities to buy and sell may differ for those Acquiring Funds expected to undergo a change in the Fund’s portfolio management team. See “Comparison of Portfolio Managers” herein to see if your MS Fund’s portfolio management team will change and see the Acquiring Fund prospectus for more information specific to the new team’s investment (buy/sell) process.

Risks Associated with the Acquiring Funds

Each MS Fund and its corresponding Acquiring Fund have substantially the same investment objectives and principal investment strategies and invest in substantially the same types of securities. As a result, the risks associated with an investment in each Acquiring Fund are substantially similar to the risks associated with an investment in the corresponding MS Fund. The enclosed prospectus of the Acquiring Fund contains a discussion of these risks. For more information on the risks associated with the Acquiring Funds, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of this SAI.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

This section summarizes certain differences between the fundamental and non-fundamental investment restrictions of the MS Funds and those of the Acquiring Funds. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a fund can be changed by a fund’s board of directors/trustees.

The MS Funds and the Acquiring Funds each have investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries.

The investment restrictions differences in the Acquiring Funds are not expected to materially alter the way an Acquiring Fund is managed, as the investment objectives and principal investment strategies of each MS Fund and corresponding Acquiring Fund are substantially the same. However, the investment restrictions of the Acquiring Funds may result in greater investment flexibility for certain Acquiring Funds. Examples of such increased investment flexibility include:

•	Each Acquiring Fund has the ability to lend its portfolio securities (principally to broker-dealers) to attempt to generate additional income while certain MS Funds generally do not participate in securities lending.

•	The Morgan Stanley Select Dimensions Investment Series (“SDIS”) — Balanced Portfolio, SDIS — Dividend Growth Portfolio and SDIS — Equally-Weighted S&P 500 Portfolio (the “SDIS Funds”) are each restricted from investing in other investment companies, with certain limited exceptions. The corresponding Acquiring Funds are not similarly restricted but are subject to the 1940 Act limitations on investing in other investment companies.

•	The Acquiring Funds may invest a greater percentage of their assets in illiquid securities (up to 15%) than the corresponding SDIS Funds and UIF Funds (defined below).

•	Each Acquiring Fund has greater flexibility to engage in short selling than its corresponding MS Fund, although the Acquiring Funds have no present intention to engage in short selling other than short sales against the box (described below).

These and other differences between the fundamental investment restrictions of the MS Funds and the Acquiring Funds are highlighted below and are further described in Exhibit D of this Joint Proxy Statement/Prospectus.

Diversification:

Each MS Fund and each Acquiring Fund has a fundamental investment policy requiring the Fund to invest in a manner consistent with its classification as a diversified fund. A “diversified fund” is one in which, with respect to 75% of its total assets, (i) not more than 5% of the fund’s total assets are invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), and (ii) the fund does not hold more than 10% of the outstanding voting securities of any one issuer.

Borrowing:

Each MS Fund has a fundamental investment restriction that limits the Fund’s ability to borrow money. Each MS Fund also has a non-fundamental investment restriction that limits the Fund’s borrowing to a specified percentage of the Fund’s assets. Each Acquiring Fund also includes in its fundamental investment restriction that the Fund cannot borrow money, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, the “1940 Act Laws, Interpretations and Exemptions”). As such, each Acquiring Fund may borrow up to an amount equal to 33 1/3% of such Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

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Issuing Senior Securities:

Each MS Fund and each Acquiring Fund has a fundamental investment restriction that limits the Fund’s ability to issue senior securities. The 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

Underwriting:

Each MS Fund has a fundamental investment restriction limiting the Fund from underwriting the securities of other issuers. Each Acquiring Fund also has a fundamental investment restriction that restricts the Fund from underwriting the securities of other issuers. This restriction does not prevent the Acquiring Funds from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Acquiring Fund may be considered to be an underwriter under the Securities Act of 1933 (the “1933 Act”).

Investing in Real Estate:

Each MS Fund has a fundamental investment restriction that limits the Fund’s ability to directly invest in real estate or interests therein. Each Acquiring Fund has a comparable fundamental investment restriction, which states that the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent an Acquiring Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Investing in Physical Commodities:

Each MS Fund has a fundamental investment restriction that limits the Fund’s ability to invest in physical commodities. Each Acquiring Fund has a comparable fundamental investment restriction, which states that the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent an Acquiring Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities. In addition, each Acquiring Fund has a non-fundamental investment restriction that the Fund may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Lending:

Each MS Fund has a fundamental investment restriction that limits the Fund’s ability to make loans to other persons. The Universal Institutional Funds, Inc. (“UIF”) — Equity and Income Portfolio, UIF — Global Value Equity Portfolio, UIF — High Yield Portfolio, UIF — International Growth Equity Portfolio, UIF — U.S. Mid Cap Value Portfolio and UIF — Value Portfolio (the “UIF Funds”) each has a non-fundamental investment restriction that the Fund cannot make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the prospectus) that are publicly distributed and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions and, in the case of the UIF — High Yield Portfolio, institutional investors, so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. Each Acquiring Fund has a fundamental investment restriction that the Fund cannot make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent an Acquiring Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests. Each Acquiring Fund has a non-fundamental investment restriction that permits the Fund to lend up to 33 1/3% of its total assets and to lend money to another fund in the AIM Family of Funds, on such terms and conditions as the SEC may require in an exemptive order. In addition, the Acquiring Funds may lend their portfolio securities, subject to certain limitations, in an attempt to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. An Acquiring Fund will loan its securities only to parties that Invesco Advisers, Inc., the investment adviser to the Acquiring Funds (“Invesco Advisers”), has determined are in good standing and when, in Invesco Advisers’ judgment, the income earned would justify the risks.

Industry Concentration:

Each MS Fund has a fundamental investment restriction that limits the Fund’s ability to make investments that would result in the concentration (typically, greater than 25%) of its assets in a single industry, although several Funds provide specific exceptions to this policy that relate to the Fund’s investment objective. Each Acquiring Fund has a similar restriction relating to industry concentration. The Acquiring Funds’ restriction states that the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit an Acquiring Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, an Acquiring Fund will not consider a bank-issued guaranty or financial guaranty

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insurance as a separate security. In addition, each Acquiring Fund has a non-fundamental restriction that the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

Investing in Other Investment Companies:

Each Acquiring Fund has a fundamental investment restriction that states that the Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. Notwithstanding this flexibility, each Acquiring Fund has a non-fundamental investment restriction that states that the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund. The MS Funds do not have similar investment restrictions.

Each SDIS Fund has a non-fundamental investment restriction that prohibits the Fund from purchasing the securities of other investment companies, except in connection with a merger, consolidation, reorganization, or acquisition of assets. The Acquiring Funds do not have a similar investment restriction.

Illiquid Securities:

The Morgan Stanley Variable Investment Series (“VIS”) — Dividend Growth Portfolio, each SDIS Fund and each UIF Fund has a non-fundamental investment restriction that limits the percentage of the Fund’s assets that can be invested in illiquid and/or restricted securities. The Acquiring Funds and the other funds in the Morgan Stanley Variable Investment Series (collectively, with the VIS — Dividend Growth Portfolio, the “VIS Funds”) do not have a similar restriction; however, each Acquiring Fund follows the SEC’s guidance to limit investments in illiquid securities to no more than 15% of the Fund’s assets.

Short Selling:

Each SDIS Fund and each UIF Fund has a non-fundamental investment restriction that limits the Fund’s ability to make short sales other than short sales against the box. The Acquiring Funds and the VIS Funds do not have a similar restriction; however, the Acquiring Funds have no present intention to engage in short sales other than short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short).

Margin:

Each UIF Fund has a non-fundamental investment restriction that limits the Fund’s ability to purchase on margin. The Acquiring Funds do not have a similar restriction; however, provisions in the 1940 Act limit an Acquiring Fund’s ability to make purchases on margin.

Both the MS Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each MS Fund’s and each Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets (“expense ratios”), of each MS Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown. You should know that the Acquiring Funds have implemented fee waivers through June 30, 2012 and if those waivers are not renewed, the expense ratios of certain Acquiring Funds after June 30, 2012 may be higher than the current expense ratios of the corresponding MS Funds. In addition, the expenses in the table and example do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Fee Table

	Annual Fund Operating Expenses(1)
					Total				Net
		Distribution		Acquired	Annual				Annual
		and/or		Fund Fees	Fund				Fund
	Management	Service	Other	and	Operating		Fee		Operating
Class	Fees	(12b-1) Fees	Expenses(2)	Expenses	Expenses		Waiver		Expenses

SDIS — Balanced Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	0.52%	None	0.35%	0.00%	0.87	%(3)	0.00%		0.87%
Class Y merging into Acquiring Fund Series II	0.52%	0.25%	0.35%	0.00%	1.12	%(3)	0.00%		1.12%
Pro Forma Invesco V.I. Select Dimensions Balanced Fund combined as of 6/30/09
Series I	0.52%	None	0.65%	0.00%	1.17%		0.35	%(4)	0.82%
Series II	0.52%	0.25%	0.65%	0.00%	1.42%		0.35	%(4)	1.07%

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	Annual Fund Operating Expenses(1)
								Total				Net
		Distribution				Acquired		Annual				Annual
		and/or				Fund Fees		Fund				Fund
	Management	Service		Other		and		Operating		Fee		Operating
Class	Fees	(12b-1) Fees		Expenses(2)		Expenses		Expenses		Waiver		Expenses

SDIS — Dividend Growth Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	0.55%	None		0.19%		0.00%		0.74%		0.00%		0.74%
Class Y merging into Acquiring Fund Series II	0.55%	0.25%		0.19%		0.00%		0.99%		0.00%		0.99%
Pro Forma Invesco V.I. Select Dimensions Dividend Growth Fund combined as of 6/30/09
Series I	0.55%	None		0.42%		0.00%		0.97%		0.25	%(4)	0.72%
Series II	0.55%	0.25%		0.42%		0.00%		1.22%		0.25	%(4)	0.97%

SDIS — Equally-Weighted S&P 500 Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	0.12%	None		0.27%		0.00%		0.39%		0.00%		0.39%
Class Y merging into Acquiring Fund Series II	0.12%	0.25%		0.27%		0.00%		0.64%		0.00%		0.64%
Pro Forma Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund combined as of 6/30/09
Series I	0.12%	None		0.50%		0.00%		0.62%		0.25	%(4)	0.37%
Series II	0.12%	0.25%		0.50%		0.00%		0.87%		0.25	%(4)	0.62%

VIS — Dividend Growth Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	0.54%	None		0.15%		0.00%		0.69%		0.00%		0.69%
Class Y merging into Acquiring Fund Series II	0.54%	0.25%		0.15%		0.00%		0.94%		0.00%		0.94%
Pro Forma Invesco V.I. Dividend Growth Fund combined as of 6/30/09
Series I	0.54%	None		0.35%		0.00%		0.89%		0.22	%(4)	0.67%
Series II	0.54%	0.25%		0.35%		0.00%		1.14%		0.22	%(4)	0.92%

VIS — Global Dividend Growth Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	0.67%	None		0.26%		0.00%		0.93%		0.00%		0.93%
Class Y merging into Acquiring Fund Series II	0.67%	0.25%		0.26%		0.00%		1.18%		0.00%		1.18%
Pro Forma Invesco V.I. Global Dividend Growth Fund combined as of 6/30/09
Series I	0.67%	None		0.49%		0.00%		1.16%		0.22	%(4)	0.94%
Series II	0.67%	0.25%		0.49%		0.00%		1.41%		0.22	%(4)	1.19%

VIS — High Yield Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	0.42%	None		1.25%		0.00%		1.67%		0.00%		1.67%
Class Y merging into Acquiring Fund Series II	0.42%	0.25%		1.25%		0.00%		1.92%		0.00%		1.92%
Pro Forma Invesco V.I. High Yield Fund combined as of 6/30/09
Series I	0.42%	None		1.59%		0.00%		2.01%		0.26	%(4)	1.75%
Series II	0.42%	0.25%		1.59%		0.00%		2.26%		0.26	%(4)	2.00%

VIS — Income Builder Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	0.67%	None		0.32%		0.00%		0.99%		0.00%		0.99%
Class Y merging into Acquiring Fund Series II	0.67%	0.25%		0.32%		0.00%		1.24%		0.00%		1.24%
Pro Forma Invesco V.I. Income Builder Fund combined as of 6/30/09
Series I	0.67%	None		0.66%		0.00%		1.33%		0.31	%(4)	1.02%
Series II	0.67%	0.25%		0.66%		0.00%		1.58%		0.31	%(4)	1.27%

VIS — S&P 500 Index Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	0.12%	None		0.19%		0.00%		0.31	%(5)	0.00%		0.31%
Class Y merging into Acquiring Fund Series II	0.12%	0.25%		0.19%		0.00%		0.56	%(5)	0.00%		0.56%
Pro Forma Invesco V.I. S&P 500 Index Fund combined as of 6/30/09
Series I	0.12%	None		0.40%		0.00%		0.52%		0.24	%(4)	0.28%
Series II	0.12%	0.25%		0.40%		0.00%		0.77%		0.24	%(4)	0.53%

UIF — Equity and Income Portfolio as of 06/30/09
Class II merging into Acquiring Fund Series II	0.43%	0.35	%(8)	0.27%		0.01	%(7)	1.06%		0.30	%(6)(8)	0.76%
Pro Forma Invesco Van Kampen V.I. Equity and Income Fund combined as of 6/30/09
Series II	0.43%	0.25	%(8)	0.28%		0.01	%(7)	0.97%		0.21	%(4)(8)	0.76%

UIF — Global Value Equity Portfolio as of 06/30/09
Class I merging into Acquiring Fund Series I	0.67%	None		0.49%		0.00%		1.16%		0.01	%(6)	1.15%
Pro Forma Invesco Van Kampen V.I. Global Value Equity Fund combined as of 6/30/09
Series I	0.67%	None		0.61%		0.00%		1.28%		0.03	%(4)	1.15%

UIF — High Yield Portfolio as of 06/30/09
Class I merging into Acquiring Fund Series I	0.42%	None		0.36%		0.01	%(7)	0.79%		0.00	%(6)	0.79%
Pro Forma Invesco Van Kampen V.I. High Yield Fund combined as of 6/30/09
Series I	0.42%	None		0.52%		0.01	%(7)	0.95%		0.14	%(4)	0.81%

UIF — International Growth Equity Portfolio as of 06/30/09
Class II merging into Acquiring Fund Series II	0.75%	0.35	%(8)	0.35	%(8)	0.00%		1.45%		0.10	%(6)(8)	1.35%
Pro Forma Invesco Van Kampen V.I. International Growth Equity Fund combined as of 6/30/09
Series II	0.75%	0.25	%(8)	0.37%		0.00%		1.47%		0.11	%(4)(8)	1.36%

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	Annual Fund Operating Expenses(1)
							Total			Net
		Distribution			Acquired		Annual			Annual
		and/or			Fund Fees		Fund			Fund
	Management	Service		Other	and		Operating	Fee		Operating
Class	Fees	(12b-1) Fees		Expenses(2)	Expenses		Expenses	Waiver		Expenses

UIF — U.S. Mid Cap Value Portfolio as of 06/30/09
Class I merging into Acquiring Fund Series I	0.72%	None		0.29%	0.01	%(7)	1.02%	0.00	%(6)	1.02%
Class II merging into Acquiring Fund Series II	0.72%	0.35	%(8)	0.29%	0.01	%(7)	1.37%	0.25	%(6)(8)	1.12%
Pro Forma Invesco Van Kampen V.I. Mid Cap Value Fund combined as of 6/30/09
Series I	0.72%	None		0.31%	0.01	%(7)	1.04%	0.00	%(4)	1.04%
Series II	0.72%	0.25	%(8)	0.31%	0.01	%(7)	1.29%	0.00	%(4)(8)	1.29%

UIF — Value Portfolio as of 06/30/09
Class I merging into Acquiring Fund Series I	0.55%	None		0.38%	0.00%		0.93%	0.07	%(6)	0.86%
Pro Forma Invesco Van Kampen V.I. Value Fund combined as of 6/30/09
Series I	0.55%	None		0.63%	0.00%		1.18%	0.32	%(4)	0.86%

Footnotes to Fee Table:

(1)	There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year.

(2)	Morgan Stanley and Invesco will bear, or will arrange for an entity under common ownership to bear, 100% of the costs incurred in connection with the Reorganizations. These reorganization expenses have not been reflected in the tables above.

(3)	The Total Annual Fund Operating Expenses does not include a rebate of certain Fund expenses in connection with investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class during the fiscal period, which had a net effect on the Fund’s total annual operating expenses of 0.01%.

(4)	Effective upon the closing of the Reorganization, Invesco Advisers has contractually agreed through at least June 30, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) for each Acquiring Fund as shown in the table below. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limits reflected below in the table (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Acquiring Fund benefits are in the form of credits that the Acquiring Fund receives from banks where the Acquiring Fund or its transfer agent has deposit accounts in which it hold uninvested cash. These credits are used to pay certain expenses incurred by the Acquiring Fund.

(5)	The investment adviser to this MS Fund has agreed to permanently cap the Total Annual Fund Operating Expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s “Other Expenses” and/or waiving the Fund’s advisory fees to the extent such Total Annual Fund Operating Expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis. Because the Total Annual Fund Operating Expenses (excluding brokerage and 12b-1 fees) did not exceed 0.40% during this period, the expense cap/fee waiver had no effect on the expenses set forth in the above fee table.

(6)	The above fee table does not show the effect of the investment adviser’s voluntary fee waivers and/or expense reimbursements, or Morgan Stanley Distribution Inc.’s (“Distributor”) voluntary 12b-1 fee waivers, if applicable. The investment adviser had voluntarily agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses described below (but including any 12b-1 fee paid to the Distributor) and Acquired Fund Fees and Expenses, will not exceed the amounts shown below in the table. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee, if applicable. In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the MS Fund, if any, certain investment related expenses, such as foreign country tax expense and interest expenses on amounts borrowed, are excluded from Total Annual Fund Operating Expenses. If these expenses were included, the Total Annual Fund Operating Expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown below in the table.

The table below displays the expense limitations for each current MS Fund and Pro Forma Acquiring Fund:

Fund	Class X	Class Y	Class I	Class II	Acquiring Fund	Series I	Series II

SDIS — Balanced Portfolio	None	None	N/A	N/A	Invesco V.I. Select Dimensions Balanced Fund	0.82%	1.07%
SDIS — Dividend Growth Portfolio	None	None	N/A	N/A	Invesco V.I. Select Dimensions Dividend Growth Fund	0.72%	0.97%
SDIS — Equally-Weighted S&P 500 Portfolio	None	None	N/A	N/A	Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	0.37%	0.62%
VIS — Dividend Growth Portfolio	None	None	N/A	N/A	Invesco V.I. Dividend Growth Fund	0.67%	0.92%
VIS — Global Dividend Growth Portfolio	None	None	N/A	N/A	Invesco V.I. Global Dividend Growth Fund	0.94%	1.19%
VIS — High Yield Portfolio	None	None	N/A	N/A	Invesco V.I. High Yield Fund	1.75%	2.00%
VIS — Income Builder Portfolio	None	None	N/A	N/A	Invesco V.I. Income Builder Fund	1.02%	1.27%
VIS — S&P 500 Index Portfolio	0.40%	0.65%	N/A	N/A	Invesco V.I. S&P 500 Index Fund	0.28%	0.53%
UIF — Equity and Income Portfolio	N/A	N/A	N/A	1.00%	Invesco Van Kampen V.I. Equity and Income Fund	N/A	0.75%
UIF — Global Value Equity Portfolio	N/A	N/A	1.15%	N/A	Invesco Van Kampen V.I. Global Value Equity Fund	1.15%	N/A
UIF — High Yield Portfolio	N/A	N/A	0.80%	N/A	Invesco Van Kampen V.I. High Yield Fund	0.80%	N/A
UIF — International Growth Equity Portfolio	N/A	N/A	N/A	1.35%	Invesco Van Kampen V.I. International Growth Equity Fund	N/A	1.36%
UIF — U.S. Mid Cap Value Portfolio	N/A	N/A	1.05%	1.15%	Invesco Van Kampen V.I. Mid Cap Value Fund	1.03%	1.28%
UIF — Value Portfolio	N/A	N/A	0.85%	N/A	Invesco Van Kampen V.I. Value Fund	0.86%	N/A

(7)	Acquired Fund Fees and Expenses are not fees or expenses incurred by each Fund directly, but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund’s investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers reflected above in the table. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

(8)	The net 12b-1 ratio for the MS Fund and the Acquiring Fund is 0.05%, 0.25%, and 0.10% for Invesco Van Kampen V.I. Equity and Income Fund, Invesco Van Kampen V.I. International Growth Equity Fund and Invesco Van Kampen V.I. Mid Cap Value Fund, respectively.

Expense Example

This example is intended to help you compare the costs of investing in different classes of a MS Fund and Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding MS Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

6

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects current fee waivers and expense reimbursements for all 10 years for the MS Funds and the first two years for the Acquiring Funds. The MS Advisers (defined below) are currently waiving all or a portion of the MS Funds’ management fees or other expenses and expects these fee waivers and/or expense reimbursements to continue indefinitely. Invesco Advisers has contractually agreed, to waive advisory fees and/or reimburse expenses through at least June 30, 2012. Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

SDIS — Balanced Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	$89	$278	$482	$1,073
Class Y merging into Acquiring Fund Series II	$114	$356	$617	$1,363
Pro Forma Invesco V.I. Select Dimensions Balanced Fund combined as of 6/30/09
Series I	$84	$300	$574	$1,356
Series II	$109	$379	$708	$1,640

SDIS — Dividend Growth Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	$76	$237	$411	$918
Class Y merging into Acquiring Fund Series II	$101	$315	$547	$1,213
Pro Forma Invesco V.I. Select Dimensions Dividend Growth Fund combined as of 6/30/09
Series I	$74	$258	$486	$1,143
Series II	$99	$336	$621	$1,432

SDIS — Equally-Weighted S&P 500 Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	$40	$125	$219	$493
Class Y merging into Acquiring Fund Series II	$65	$205	$357	$798
Pro Forma Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund combined as of 6/30/09
Series I	$38	$147	$295	$725
Series II	$63	$226	$432	$1,025

VIS — Dividend Growth Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	$70	$221	$384	$859
Class Y merging into Acquiring Fund Series II	$96	$300	$520	$1,155
Pro Forma Invesco V.I. Dividend Growth Fund combined as of 6/30/09
Series I	$68	$239	$449	$1,054
Series II	$94	$317	$584	$1,346

VIS — Global Dividend Growth Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	$95	$296	$515	$1,143
Class Y merging into Acquiring Fund Series II	$120	$375	$649	$1,432
Pro Forma Invesco V.I. Global Dividend Growth Fund combined as of 6/30/09
Series I	$96	$324	$595	$1,369
Series II	$121	$402	$728	$1,652

VIS — High Yield Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	$170	$526	$907	$1,976
Class Y merging into Acquiring Fund Series II	$195	$603	$1,037	$2,243
Pro Forma Invesco V.I. High Yield Fund combined as of 6/30/09
Series I	$178	$579	$1,034	$2,295
Series II	$203	$655	$1,161	$2,554

VIS — Income Builder Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	$101	$315	$547	$1,213
Class Y merging into Acquiring Fund Series II	$126	$393	$681	$1,500
Pro Forma Invesco V.I. Income Builder Fund combined as of 6/30/09
Series I	$104	$359	$668	$1,546
Series II	$129	$436	$800	$1,824

VIS — S&P 500 Index Portfolio as of 6/30/09
Class X merging into Acquiring Fund Series I	$32	$100	$174	$393
Class Y merging into Acquiring Fund Series II	$57	$179	$313	$701
Pro Forma Invesco V.I. S&P 500 Index Fund combined as of 6/30/09
Series I	$29	$117	$242	$605
Series II	$54	$197	$379	$908

UIF — Equity and Income Portfolio as of 06/30/09
Class II merging into Acquiring Fund Series II	$78	$243	$422	$942
Pro Forma Invesco Van Kampen V.I. Equity and Income Fund combined as of 6/30/09
Series II	$78	$266	$494	$1,150

UIF — Global Value Equity Portfolio as of 06/30/09
Class I merging into Acquiring Fund Series I	$117	$365	$633	$1,398
Pro Forma Invesco Van Kampen V.I. Global Value Equity Fund combined as of 6/30/09
Series I	$117	$369	$643	$1,426

UIF — High Yield Portfolio as of 06/30/09
Class I merging into Acquiring Fund Series I	$81	$252	$439	$978
Pro Forma Invesco Van Kampen V.I. High Yield Fund combined as of 6/30/09
Series I	$83	$274	$497	$1,140

UIF — International Growth Equity Portfolio as of 06/30/09
Class II merging into Acquiring Fund Series II	$137	$428	$739	$1,624
Pro Forma Invesco Van Kampen V.I. International Growth Equity Fund combined as of 6/30/09
Series II	$138	$443	$781	$1,738

UIF — U.S. Mid Cap Value Portfolio as of 06/30/09
Class I merging into Acquiring Fund Series I	$104	$325	$563	$1,248
Class II merging into Acquiring Fund Series II	$114	$356	$617	$1,363
Pro Forma Invesco Van Kampen V.I. Mid Cap Value Fund combined as of 6/30/09
Series I	$106	$331	$574	$1,271
Series II	$131	$409	$708	$1,556

UIF — Value Portfolio as of 06/30/09
Class I merging into Acquiring Fund Series I	$88	$274	$477	$1,061
Pro Forma Invesco Van Kampen V.I. Value Fund combined as of 6/30/09
Series I	$88	$310	$586	$1,373

The Example is not a representation of past or future expenses. Each MS Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the MS Fund’s or the Acquiring Fund’s projected or actual performance. The Example does not reflect the effect of any fees or other expenses assessed in connection with your variable annuity contract or variable insurance policy, and if it did, expenses would be higher.

For further discussion regarding the MS Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Comparison of Portfolio Managers

It is anticipated that each Acquiring Fund, except the Invesco Van Kampen V.I. International Growth Equity Portfolio, Invesco Van Kampen V.I. Equity and Income Portfolio and Invesco V.I. Select Dimensions Balanced Portfolio, will be managed by its corresponding MS Fund’s portfolio management team or a portion thereof. Invesco Van Kampen V.I. International Growth Equity Portfolio will employ a portfolio

7

management team that is currently associated with Invesco Advisers. As with any portfolio management team substitution, the portfolio holdings of the Invesco Van Kampen V.I. International Growth Equity Portfolio will likely change from that of its corresponding MS Fund following the Reorganization, although the Invesco Van Kampen V.I. International Growth Equity Portfolio will be managed according to the same investment objective and principal investment strategies as its corresponding MS Fund, as described in its prospectus. Any such change in portfolio holdings may result in the Fund’s realization of capital gains which, to the extent not offset by available capital losses, would be distributed to shareholders. It is anticipated that the Invesco Van Kampen V.I. Equity and Income Portfolio and Invesco V.I. Select Dimensions Balanced Portfolio will each retain a portion of its corresponding MS Fund’s current portfolio management team following the Reorganization and will also employ portfolio managers who are currently associated with Invesco Advisers or its affiliates.

All Acquiring Fund prospectuses that accompany this Joint Proxy Statement/Prospectus include a description of the employment history of the portfolio managers. Acquiring Funds do not have any operating history or performance information and Invesco expects that, upon completion of each proposed Reorganization, each Acquiring Fund, except the Invesco Van Kampen V.I. International Growth Equity Portfolio, will continue the historical performance information of its corresponding MS Fund. Invesco expects that the Invesco Van Kampen V.I. International Growth Equity Portfolio may not carry over the performance history of its corresponding MS Fund.

Comparison of Investment Advisers

Advisers.  Morgan Stanley Investment Advisors Inc. (“MSIA”) is the investment adviser for each MS Fund except the UIF Funds, for which Morgan Stanley Investment Management Inc. (“MSIM” and, together with MSIA, the “MS Advisers”) is the investment adviser. The MS Advisers are each a wholly owned subsidiary of Morgan Stanley, with its principal office located at 522 Fifth Avenue, New York, New York 10036. MSIA and MSIM are each a diversified asset management company that services retail and institutional investor accounts and together with their investment management affiliates, managed and supervised assets of approximately $395.3 billion as of December 31, 2009. Morgan Stanley is a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services.

Invesco Advisers, a registered investment adviser, serves as investment adviser for each Acquiring Fund. Invesco Advisers will manage the investment operations of the Acquiring Funds (upon consummation of the Reorganizations and commencement of operations) and has agreed to perform or arrange for the performance of each Acquiring Fund’s day-to-day management. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment advisor since its organization in 1976. As of December 31, 2009, Invesco Advisers had $218 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

Sub-advisers.  Certain MS Funds employ one or more sub-advisers that are affiliated with the MS Advisers. The UIF — Global Value Equity Portfolio and VIS — Global Dividend Growth Portfolio each employs Morgan Stanley Investment Management Limited (“MSIML”) as a sub-adviser. MSIML is located at 25 Cabot Square, Canary Wharf, London, E14 QA, England and is a wholly-owned subsidiary of Morgan Stanley.

Invesco Advisers has entered into a Master Intergroup Sub-Advisory Contract (the “Master Sub-Advisory Agreement”) with certain affiliates to serve as sub-advisers to the Acquiring Funds. Pursuant to the Master Sub-Advisory Agreement, affiliated sub-advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to an Acquiring Fund. These affiliated sub-advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment advisor under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Australia Limited;

•	Invesco Hong Kong Limited;

•	Invesco Senior Secured Management, Inc.; and

•	Invesco Trimark Ltd.

Temporary Advisers and Subadvisers.  It is possible that the Reorganization of one or more MS Funds will be consummated prior to the portfolio managers of such Funds being transitioned to Invesco Advisers. Accordingly, Invesco Advisers may enter into a Temporary Investment Services Agreement with MS Advisers and certain of its affiliates in order that these portfolio managers can provide the Acquiring Funds discretionary investment management services, investment advice, and/or order execution services during the period that the portfolio managers are transitioning to Invesco Advisers. Any services provided under the Temporary Investment Services Agreement will be provided at cost, i.e., actual out-of-pocket costs, costs attributable to compensation benefits and reimbursable employee out-of-pocket expenses, and reasonable costs attributable to occupancy and certain technology costs.

The closing of the Transaction automatically terminates the MS Funds’ current investment advisory contracts with the MS Advisers under the 1940 Act. If, by the time of the closing of the Transaction, shareholders of a MS Fund have not approved the Reorganization of such MS Fund, or a MS Fund’s portfolio management team has not transitioned to Invesco, it is anticipated that the MS Board will approve that MS Fund’s entering into an interim investment advisory contract with the MS Advisers and/or Invesco Advisers, as applicable, for a period not to

8

exceed 150 days, which is permitted by the 1940 Act, to be able to continue uninterrupted portfolio management services for such MS Fund. After the 150 day period has expired, if shareholders of a MS Fund have still not approved the Reorganization, the MS Board will consider what additional action to take.

Comparison of Other Service Providers

The following table identifies the principal service providers that service the Acquiring Funds and the MS Funds:

	MS Funds	Acquiring Funds

Administrator:	Morgan Stanley Services Company Inc. Morgan Stanley Investment Management Inc. (UIF Funds)	Invesco Advisers, Inc.
Transfer Agent:	Morgan Stanley Trust Morgan Stanley Services Company Inc. (UIF Funds)	Invesco Aim Investment Services, Inc.
Custodian:	State Street Bank and Trust Company JPMorgan Chase Bank, N.A. (UIF Funds)	State Street Bank and Trust Company
Distributor:	Morgan Stanley Distributors, Inc. Morgan Stanley Distribution, Inc. (UIF Funds)	Invesco Aim Distributors, Inc.
Auditor:	Deloitte & Touche LLP Ernst & Young LLP (UIF Funds)	PricewaterhouseCoopers LLP

Comparison of Share Classes and Distribution Arrangements

Each share class of a MS Fund will be reorganized into a specific share class of the corresponding Acquiring Fund. The “Class Structure” section below and Exhibit A of this Joint Proxy Statement/Prospectus identify the Acquiring Fund share class that corresponds with each MS Fund share class. The following section also describes the different distribution arrangements and eligibility requirements among the various share classes of the Funds.

Distribution Arrangements.  Morgan Stanley Distributors Inc. (“MS Distributors”) acts as principal underwriter for each MS Fund except the UIF Funds, for which Morgan Stanley Distribution, Inc. (“MS Distribution”) acts as the principal underwriter, each pursuant to written agreements (“MS Funds Distribution Agreements”). Both MS Distributors and MS Distribution are wholly-owned subsidiaries of Morgan Stanley. Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”), a wholly-owned subsidiary of Invesco Advisers, is the principal underwriter for the Acquiring Funds pursuant to written agreements (“Acquiring Funds Distribution Agreements” and, together with the MS Funds Distribution Agreements, the “Distribution Agreements”). The Distribution Agreements provide that MS Distributors, MS Distribution, and Invesco Aim Distributors have the exclusive right to distribute shares of the MS Funds or Acquiring Funds for which it acts as principal underwriter on a continuous basis directly and through authorized financial intermediaries.

Class Structure.  The MS Funds and the Acquiring Funds each offer multiple share classes. Each such class offers a distinct structure of distribution and service fees, which are designed to address a variety of investment needs. The share classes offered by the MS Funds and the corresponding share classes of the Acquiring Funds that MS Fund shareholders will receive in connection with the Reorganization are as follows:

MS Funds Share Classes	Acquiring Funds Corresponding Share Classes

SDIS Funds — Class X	Series I
SDIS Funds — Class Y	Series II
VIS Funds — Class X	Series I
VIS Funds — Class Y	Series II
UIF Funds — Class I	Series I
UIF Funds — Class II	Series II

Eligibility Requirements.  Class I, Class II, Class X, and Class Y Shares of the MS Funds and Series I and Series II Shares of the Acquiring Funds are sold only to the Accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance policies. The Accounts may invest in shares of the portfolios in accordance with allocation instructions received from Contract Owners. Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus, which can be obtained by contacting the insurance company through which you purchased your variable annuity contract or variable life insurance policy.

Additional information about the eligibility requirements to purchase the MS Funds’ share classes and the Acquiring Funds’ share classes is available in their respective prospectuses and SAIs.

Distribution Plans.  The MS Funds have adopted distribution plans (the “MS Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Class II and Class Y Shares (as applicable). Class I and Class X Shares of the MS Funds are not subject to the MS Distribution Plans.

Pursuant to the MS Distribution Plans, each MS Fund (as applicable) is authorized to make payments to MS Distributors or MS Distribution in connection with the distribution of MS Fund shares and shareholder services at the annual rate of 0.25% (0.35% for the

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UIF Funds) of the MS Fund’s average daily net assets attributable to Class II Shares and Class Y Shares (as applicable). Amounts received by MS Distributors and MS Distribution may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.

The distribution plans for classes of the Acquiring Funds offered in the Reorganizations will operate in a similar manner to the MS Distribution Plans. The Acquiring Funds have adopted distribution plans (the “Acquiring Fund Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Series II Shares. Series I shares of the Acquiring Funds are not subject to the Acquiring Fund Distribution Plans.

Pursuant to the Acquiring Fund Distribution Plans, each Acquiring Fund is authorized to make payments to Invesco Aim Distributors in connection with the distribution and shareholder servicing of Acquiring Fund Series II shares provided at the annual rate of 0.25% of the Acquiring Fund’s average daily net assets attributable to Series II Shares. Amounts received by Invesco Aim Distributors may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. The Acquiring Fund Distribution Plans are compensation plans that permit payments under the plan for services rendered regardless of the level of expenditures made by Invesco Aim Distributors.

Initial Sales Charges and Contingent Deferred Sales Charges.  No share class of the MS Funds or the Acquiring Funds is subject to an initial sales charge or a contingent deferred sales charge. Sales charges may, however, be imposed on Contract Owners by the Contracts, as further described in the Contract prospectus.

Comparison of Purchase and Redemption Procedures

Purchase Procedures.  The purchase procedures employed by the Acquiring Funds and the MS Funds are substantially similar. Both the Acquiring Funds and the MS Funds offer shares only through insurance companies and, as such, individual investors cannot purchase shares directly. Instead, Contract Owners may contact their respective insurance companies or consult their Contract prospectuses for specific information regarding purchases. The Acquiring Funds and the MS Funds price shares according to their respective net asset values.

Investment Minimums.  Neither the Acquiring Funds nor the MS Funds maintain investment minimums with respect to their variable insurance investment products. Investment minimums may, however, be imposed on Contract Owners by the Contract. Consult your Contract prospectuses for details.

Redemption Procedures.  The redemption procedures employed by the Acquiring Funds and the MS Funds are substantially similar. Both the Acquiring Funds and the MS Funds offer shares only through insurance companies and Contract Owners may contact their respective insurance companies or consult their Contract prospectuses for specific information regarding redemptions. The redemption price will be the net asset value per share next determined after the receipt of a redemption request in proper form.

Both the Acquiring Funds and the MS Funds reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in kind). Neither the MS Funds nor the Acquiring Funds charge a redemption fee on shares redeemed within a certain number of days of purchase.

Exchange Privileges.  Class I, Class II, Class X, and Class Y Shares of the MS Funds and Series I and Series II Shares of the Acquiring Funds do not have any exchange privileges.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies.  Each MS Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each MS Fund and its corresponding Acquiring Fund may declare and pay dividends of net investment income, if any, with the same frequency, which is annually. The MS Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. The MS Funds and Acquiring Funds automatically reinvest any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash. The amount of dividends and distributions will vary and there is no guarantee that either the MS Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution.

Additional information regarding the dividend and distribution policies of the MS Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of such prospectuses.

Fiscal Years.  Each Acquiring Fund has the same fiscal year as its corresponding MS Fund. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of the year as the MS Funds delivered this information.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each MS Fund, except the UIF Funds, is a series of a Massachusetts business trust (the “MS Trusts”). The UIF Funds are series or classes of shares of common stock of a Maryland corporation (the “MD Corporation”). References below with respect to the UIF Funds, as the context may require, also constitute references to the MD Corporation of which such UIF Funds are a series or class. References

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below with respect to the SDIS Funds or VIS Funds, as the context may require, also constitute references to the MS Trust of which such MS Funds are a series or class. The Acquiring Funds are all series of a Delaware statutory trust (the “Acquiring Trust”).

The following is a discussion of certain important provisions of the governing instruments and governing laws of, or applicable to, each MS Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are on file with the SEC.

Shares.  When issued and paid for in accordance with the applicable prospectus and governing instruments, shares of both a MS Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both a MS Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in kind or in additional Fund shares. In any liquidation of a MS Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, or the net assets of the applicable class or series of the Fund, as the case may be, after satisfaction of all outstanding liabilities of the Fund.

Organization.  The MS Funds, except for the UIF Funds, are organized as series of Massachusetts business trusts (“MBTs”) under the laws of the Commonwealth of Massachusetts. Each MS Fund organized as a series of an MBT is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, each as may be amended, and its business and affairs are managed under the supervision of its Board of Trustees.

The MD Corporation is incorporated under and governed by the Maryland General Corporation Law (the “MGCL”). The MD Corporation’s operations are further governed by its Articles of Incorporation, as amended, restated or supplemented from time to time (the “Charter”), and its By-Laws, as amended. The business and affairs of the UIF Funds are managed under the supervision of the Board of Directors of the MD Corporation.

The Acquiring Funds are organized as series of a Delaware statutory trusts (“DST”) pursuant to the Delaware Statutory Trust Act. Each Acquiring Fund is governed by its Declaration and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  Neither the MS Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings under the laws of Delaware, Maryland, or Massachusetts, as applicable, or their respective Declarations, Charters or By-Laws.

The governing instruments of each MS Fund generally provide that meetings of shareholders may be called at any time by the President, the Board and, with respect to the UIF Funds only, the Chairman of the Board. In addition, the governing instruments for each MS Fund provide that shareholders may call a meeting of shareholders under certain circumstances. In the case of the SDIS Funds, a meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. With respect to the UIF Funds, a special meeting of shareholders may be called upon the written request of shareholders owning at least 10% of all votes entitled to be cast at such meeting, provided that the request states the purpose(s) and proposed matter(s) for the meeting and the shareholders requesting the meeting pay the reasonable estimated cost of preparing and mailing the notice. The governing instruments of the VIS Funds provide similar rights to call a meeting of shareholders, except that the written request must come from shareholders owning at least 25% of all votes entitled to be cast. However, meetings of shareholders of a MS Fund generally need not be called to consider any matter that is substantially the same as a matter voted upon at a shareholder meeting held during the preceding twelve months, unless requested in writing by a majority of the shareholders of the MS Fund entitled to vote at such meeting.

The By-Laws of the Acquiring Funds authorize the calling of a meeting of shareholders by the Chairman of the Acquiring Funds’ Board or a majority of the Trustees. The By-Laws of the Acquiring Funds further provide that the Trustees must promptly call a shareholder meeting solely for the purpose of removing one or more Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Submission of Shareholder Proposals.  None of the MS Funds has provisions in its governing instruments requiring that a MS Fund shareholder provide notice to the MS Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the MS Funds and the Acquiring Funds, require that certain conditions be met to present any proposals at shareholder meetings, as described below under “Shareholder Proposals.”

The By-Laws of the Acquiring Funds contain a provision which requires that notice be given to the Acquiring Fund by a shareholder in advance of a shareholder meeting to enable a shareholder to present a proposal at any such meeting. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting. In general, for nominations or other business to be properly brought before an annual meeting of shareholders by a shareholder of an Acquiring Fund, written notice must be delivered to the Secretary of the Acquiring Fund no later than the 90th day, nor earlier than the 120th day, prior to the first anniversary of the preceding year’s annual meeting. If the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary, or if an annual meeting has not previously been held, notice must be delivered no later than the 90th day, nor earlier than the 120th day prior to the meeting or the 10th day following the public announcement of the meeting date. With

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respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Board determines to elect Trustees at such special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Acquiring Fund no later than the 90th day, nor earlier than the 120th day prior to such special meeting or the 10th day following the public announcement of the meeting date.

Quorum.  The By-Laws for each MS Fund, except the UIF Funds, provide that a quorum will exist if shareholders representing a majority of the issued and outstanding shares entitled to vote of the MS Fund on the Record Date are present at the Meeting in person or by proxy. For the UIF Funds and the Acquiring Funds, a quorum will exist if shareholders entitled to vote one-third of the issued and outstanding shares of the applicable UIF Fund or Acquiring Fund on the Record Date are present at the Meeting in person or by proxy.

Number of Votes; Aggregate Voting.  The governing instruments of the MS Funds and Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold as to any matter on which they are entitled to vote, and a proportionate fractional vote for each fractional share that they hold as to any matter on which they are entitled to vote. The governing instruments of the MS Funds specify that shareholders are not entitled to cumulative voting in the election of Directors/Trustees. The governing instruments of the Acquiring Funds do not provide for cumulative voting.

Generally, the Declaration of the SDIS Funds provides that all shares shall be voted by individual series (or class), except (1) when required by applicable law, shares shall be voted in the aggregate and not by individual series (or class) and (2) when the Trustees have determined that the matter affects only the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote.

The Declarations and Charters of the remaining MS Funds and the Acquiring Funds generally provide that all shares shall be voted together in the aggregate (without regard to series or class), unless and until otherwise determined by the Board or otherwise required by law.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Directors/Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund do not have a right to vote, the Directors/Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval. Where referenced below, the phrase “Majority Shareholder Vote” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the Meeting, if the holders of more than 50% of a Fund’s outstanding shares are present in person or represented by proxy; or (b) more than 50% of a Fund’s outstanding shares.

Election and Removal of Directors/Trustees.  The Shareholders of all Funds are entitled to vote, under certain circumstances, for the election and the removal of Directors/Trustees. For all MS Funds, Directors/Trustees are elected by vote of a majority of shares present in person or represented by proxy and entitled to vote of the MD Corporation or MS Trust, as applicable. For the Acquiring Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For all MS Funds (except the UIF Funds) and for the Acquiring Funds, any Trustee may be removed by a vote of not less than two-thirds of the outstanding shares of such Trust (provided that the governing instruments of the MS Funds, except the UIF Funds, provide that the aggregate number of Trustees after such removal shall not be less than the number required by the applicable Declaration). With respect to the SDIS Funds, for purposes of determining the circumstances and procedures under which such removal by the shareholders may take place, the provisions of the corporate or business statute of any state in which shares of such MS Trust are sold shall be applicable to the same extent as if the MS Trust were subject to the provisions of that section. For the UIF Funds, any Director may be removed by a vote of the holders of a majority of the shares of the MD Corporation present in person or by proxy.

Amendment of Governing Instruments.  Generally, the Directors/Trustees of each Fund, other than the UIF Funds, have, as set forth below, the right to amend, from time to time, the Declaration and By-Laws for the Funds. For all the Funds, except for the UIF Funds, any amendments to the Declaration require shareholder approval, except for certain limited purposes such as curing ambiguities, establishing new series of classes of shares or other provisions that would not adversely affect shareholder rights. For the Acquiring Funds, any amendments that would reduce the shareholders rights to indemnification require the vote of two-thirds of the outstanding shares entitled to vote and any amendments to shareholder voting rights require the vote of a majority of the shares cast. For the remaining MS Funds, except the UIF Funds, such amendments require the vote of two-thirds of the shares of the Trust (or applicable Fund) outstanding and entitled to vote. Under the MGCL, any amendments to the Maryland Corporation’s Charter must be approved by shareholders (other than certain amendments to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class that the Fund is authorized to issue and certain other minor changes specified by the MGCL). Under the Charter of the MD Corporation, any such amendment generally requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Declarations of all MS Funds, except the UIF Funds, provide that a merger, consolidation, or sale of all or substantially all of the assets of a Fund requires the approval of the holders of not less than two-thirds of the shares outstanding and entitled to vote of such Fund, provided, however, that if such merger, consolidation or sale of assets is recommended by the Trustees, then the vote of a majority of the shares present in person or represented by proxy and entitled to vote is sufficient. For the

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UIF Funds, under the MGCL and the MD Corporation’s Charter, a sale of all of a Fund’s assets need not be approved by shareholders, although any merger or consolidation requires the approval of a majority of the votes entitled to be cast. For each of the Acquiring Funds, the Declaration provides that any merger, consolidation or other reorganization of a Fund (other than solely for the purpose of changing domicile or form of organization) requires the approval of the holders of a majority of the shares cast.

Termination of a Corporation/Trust; Liquidation of a Fund.  The Declaration of the VIS Funds provides that the MS Trust of which they are a series may be terminated by the Trustees without the consent of shareholders or by the shareholders of the MS Trust upon approval of a Majority Shareholder Vote.

The Declaration of the SDIS Funds provides that an SDIS Fund, or the MS Trust of which they are a series, may be terminated or liquidated by the shareholders of the applicable SDIS Fund or MS Trust upon approval of a majority of shares present in person or represented by proxy and entitled to vote or upon a Majority Shareholder Vote where required.

Under the MGCL and the Charter of the MD Corporation, dissolution of the MD Corporation, if there is any stock entitled to be voted on the dissolution either outstanding or subscribed for, must be declared advisable by the Board of Directors of the MD Corporation and approved by the shareholders by a majority of the shares entitled to vote. The governing instruments of the MD Corporation does not provide shareholders with the right to vote with respect to the liquidation of any class or series of such corporation. In addition, the MGCL provides that shareholders of a corporation entitled to cast at least 25% of all the votes that may be cast in the election of directors may petition a court of equity for an involuntary dissolution of the corporation on certain enumerated grounds set forth in the MGCL (including, among other things, failure of the shareholders to elect directors).

The Declarations of the Acquiring Funds provide that the Acquiring Trust may be terminated or their respective Acquiring Funds may be liquidated by the Board of Trustees without shareholder approval.

Liability of Shareholders.  The Massachusetts statute governing business trusts does not include an express provision relating to the limitation of liability of the shareholders of a Massachusetts business trust. However, the Declarations for the MS Funds that are organized as Massachusetts business trusts provide that no shareholder will be personally liable in connection with the acts, obligations or affairs of such Funds. Neither the Charter nor the By-Laws of the MD Corporation contain specific provisions regarding the personal liability of shareholders. However, under the MGCL, shareholders of a Maryland corporation generally will not be held personally liable for the acts or obligations of the corporation, except that a shareholder may be liable to the extent that (i) consideration for the shares has not been paid, (ii) the shareholder knowingly accepts a distribution in violation of the charter or Maryland law, or (iii) the shareholder receives assets of the corporation upon its liquidation and the corporation is unable to meet its debts and obligations, in which case the shareholder may be liable for such debts and obligations to the extent of the assets received in the distribution.

Consistent with the Delaware Statutory Trust Act, the Declarations for the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of such Funds.

Liability of Directors/Trustees and Officers.  The governing instruments for all of the Funds generally provide that no Director/Trustee, officer, employee or agent of a Fund shall be subject to any personal liability in connection with the assets or affairs of the Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disabling Conduct”).

Indemnification.  The MS Funds, except the UIF Funds, indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by reason of the fact that he is or was a Trustee, officer, employee, or agent of the MS Trust. The indemnification shall be against expenses incurred in connection with the action, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the MS Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Indemnification may be made in respect of a matter as to which the person has been adjudged to be liable for negligence or misconduct in the performance of his duty to the MS Trust only to the extent that a court determines that the person is fairly and reasonably entitled to indemnity. In any case, no person shall be entitled to indemnification for any liability arising by reason of his or her Disabling Conduct. Expenses may be paid by the MS Trust in advance of the final disposition of the action if authorized by the Trustees; the MS Trust receives an undertaking by or on behalf of the Trustee, officer, employee or agent of the MS Trust to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the MS Trust; and (i) such person provides a security for his undertaking, or (ii) the MS Trust is insured against losses by reason of any lawful advances, or (iii) a determination is made by the Trustees or by legal counsel that such person ultimately will be found entitled to indemnification.

The charter documents of the MD Corporation require the MD Corporation to indemnify to the fullest extent permitted by law any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person’s testator or intestate is or was a director or officer or serves or served at the request of the MD Corporation any other enterprise as a director or officer. Expenses incurred by any such person in defending any such action shall be paid or reimbursed by the MD Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified.

The governing instruments of the Acquiring Funds provide that every Covered Person shall be indemnified by the Acquiring Trust to the fullest extent permitted by applicable law. The Acquiring Trust shall indemnify any person who was or is a party in any proceeding by reason of the fact that such person is or was a Trustee, officer, employee or agent of the Acquiring Trust (“Covered Person”), against

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expenses incurred by such person in connection with such proceeding. No Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of disabling conduct. The Acquiring Trust shall not advance expenses to any Covered Person unless the Acquiring Trust has received an undertaking by such Covered Person that the amount of all expenses so advanced will be repaid by such person to the Acquiring Trust unless it is ultimately determined that such person is entitled to indemnification for such expenses; and (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) such Covered Person shall have insured the Acquiring Trust against losses arising out of any such advance payments, or (iii) either the Trustees or legal counsel determine that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

Terms of the Reorganizations

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit E to this Joint Proxy Statement/Prospectus.

For each Reorganization, if shareholders of the MS Fund approve the Agreement and other closing conditions are satisfied, the assets of the MS Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the MS Fund and delivery by the Acquiring Fund to the holders of the record as of the Effective Time (defined below) of the issued and outstanding shares of the MS Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the MS Fund so transferred, all determined and adjusted as provided in the Agreement.

The class or classes of Acquiring Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of MS Fund shares that you hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the MS Funds are described on Exhibit A.

The shares of each Acquiring Fund issued in a Reorganization will have an aggregate net asset value equal to the net value of the assets of the corresponding MS Fund. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the MS Fund immediately prior to the Reorganization.

Each MS Fund and Acquiring Fund has made representations and warranties in the Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”), on the basis of values calculated as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the “Valuation Date”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more MS Funds have not approved their respective Reorganizations at the time of the closing of the Transaction. In addition, Morgan Stanley and Invesco may choose to delay the consummation of a Reorganization that shareholders have approved in order that all or substantially all of the Reorganizations are consummated at the same time.

For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the MS Fund will be cancelled in accordance with its governing documents and applicable law.

One of the principal conditions to closing is that the Transaction has been consummated. The Transaction is governed by a separate transaction agreement, which requires that a minimum amount of assets of Morgan Stanley’s retail asset management business agrees to transfer to Invesco by a certain date. If this condition is not satisfied, none of the Reorganizations will be consummated.

The obligations of each Acquiring Fund and MS Fund are subject to other conditions, including the following conditions:

•	Acquiring Fund Registration Statement on Form N-14 under the 1933 Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the MS Fund shall have approved the Agreement;

•	the Acquiring Fund and MS Fund have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

•	the Acquiring Fund and MS Fund shall have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the MS Fund or its shareholders or the Acquiring Fund.

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If shareholders of a MS Fund do not approve the Agreement or if the Reorganization does not otherwise close, the MS Board will consider what additional action to take.

The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before September 30, 2010 or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Invesco and Morgan Stanley have made certain covenants in the Transaction Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Morgan Stanley and Invesco have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser. The Acquiring Fund board of Trustees currently satisfies such 75% requirement. Invesco has agreed with Morgan Stanley to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.

Federal Income Tax Consequences

The following is a general summary of the material U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. The principal federal income tax consequences that are expected to result from the Reorganization of each MS Fund with and into its corresponding Acquiring Fund, under currently applicable law, are as follows:

•	the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;

•	no gain or loss will be recognized by the MS Fund upon the transfer of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the liabilities of the MS Fund or on the distribution of those shares to the MS Fund’s shareholders;

•	no gain or loss will be recognized by the Acquiring Fund on its receipt of assets of the MS Fund solely in exchange for shares of the Acquiring Fund issued directly to the MS Fund’s shareholders;

•	no gain or loss will be recognized by any shareholder of the MS Fund upon the exchange of shares of the MS Fund solely for shares of the Acquiring Fund;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the MS Fund will be the same as the shareholder’s aggregate tax basis of the shares of the MS Fund surrendered in exchange therefor;

•	the holding period of the shares of the Acquiring Fund to be received by a shareholder of the MS Fund will include the period for which such shareholder held the shares of the MS Fund exchanged therefor, provided that such shares of the MS Fund are capital assets in the hands of such shareholder as of the Closing; and

•	the Acquiring Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of the MS Fund.

Prior to the closing of a Reorganization, the MS Fund will distribute to its shareholders any undistributed income and gains to the extent required to avoid entity level tax or as otherwise deemed desirable. Neither the MS Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each MS Fund and its corresponding Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the MS Fund and corresponding Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. The conclusions reached in that opinion with respect to a particular Reorganization could be jeopardized if the representations of the MS Fund and/or the corresponding Acquiring Fund are incorrect in any

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material respect. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Information Filed with the Securities and Exchange Commission.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax free reorganization under the Code, and thus is taxable, the applicable MS Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the MS Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its MS Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization. For federal income tax purposes, the insurance companies and their separate accounts (rather than the Contract Owners) are treated as shareholders of the MS Funds and corresponding Acquiring Funds.

General Limitation on Capital Losses.  Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% “change in ownership” of a fund. If, as is anticipated, at the time of the closing of the Reorganization an Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of its corresponding MS Fund as a result of the Reorganization. However, the capital losses of the Acquiring Fund, as the successor in interest to its corresponding MS Fund, may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes. Contract Owners should ask their own tax advisors for more information on their own tax situation.

Accounting Treatment

The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding MS Fund will be the same as the book cost basis of such assets to the MS Fund. The Acquiring Funds will continue the accounting records of the MS Funds and, as a result, the accounting books and records of the MS Funds will become the accounting books and records of the Acquiring Funds.

BOARD CONSIDERATIONS

At various meetings of the MS Board held during the third and fourth quarter of 2009 and early 2010, the Directors/Trustees of the MS Board, including the Independent Directors/Trustees, unanimously approved the Agreement on behalf of the MS Funds and determined to recommend that shareholders of the MS Funds approve the Agreement. In reaching their decision, the MS Board requested and obtained information from Morgan Stanley and Invesco as they deemed reasonably necessary to evaluate the Agreement with respect to each MS Fund. The MS Board evaluated the factors and considerations listed below that they believed, in light of their own business judgment, to be relevant to their determination.

1. The reputation, financial strength and resources of Invesco.

2. The strength of Invesco’s global resources and investment capabilities.

3. The shareholder services offered by Invesco.

4. The anticipated benefits of potential economies of scale resulting from the combination of the MS Funds and AIM Funds onto a single operating platform, including potentially more efficient operations and enabling greater diversification of investments.

5. The substantially the same investment objectives, principal investment strategies and risks of the MS Funds and the corresponding Acquiring Funds.

6. The contractual guaranty through at least June 30, 2012 provided by Invesco that will limit the total annual fund operating expenses of each Acquiring Fund to the 2009 total annual fund operating expenses of the corresponding MS Fund.

7. The continuity of key investment management personnel, in most cases, managing the Acquiring Funds. In those cases where there would not be continuity of key investment management personnel, the MS Board considered the effect of such change on the Acquiring Funds and discussed the investment management personnel that would be handling the management of the Acquiring Funds and their background, experience, management strategy and performance record in managing mutual funds with similar strategies and risks.

8. The challenges of positioning the MS Funds on a common operating platform with Invesco, with particular emphasis on ensuring portfolio management operations properly migrate to Invesco as part of the Acquisition and to ensure uninterrupted services for shareholders and the opportunity for the MS Funds to recognize savings from economies of scale when such savings occur.

9. The undertaking by Invesco and Morgan Stanley or their affiliates to assume all of the costs and expenses related to this Joint Proxy Statement/Prospectus and related solicitation expenses for the approvals discussed herein so that the MS Funds will not pay any such costs.

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10. The expected tax-free treatment of the Reorganizations for U.S. federal income tax purposes.

11. Invesco and Morgan Stanley have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.

After considering and weighing all of the above factors, the MS Board concluded that it would be in the best interest of each MS Fund and its shareholders to approve the Agreement with respect to each MS Fund.

ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND MS FUNDS

Follow-on Reorganizations

As of the date of this Joint Proxy Statement/Prospectus, Invesco has not adopted a plan to recommend any additional fund combinations. Following the closing of the Reorganizations, Invesco will evaluate whether it would be desirable to recommend any fund combinations in the future. Such combinations could include a reorganization of an Acquiring Fund into an AIM Fund, an AIM Fund into an Acquiring Fund or an Acquiring Fund into another Acquiring Fund. In evaluating any potential fund combination, Invesco will consider all relevant factors, which may include, among others, whether the combination would achieve better economies of scale, lower fund operating costs, or streamline fund offerings. Any recommendation to combine funds would be subject to approval by the boards of trustees of each fund and, if required by the organizational documents of the acquired fund, the shareholders of the acquired fund.

Pending Litigation

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the funds in the AIM Family of Funds (not including the Acquiring Funds), INVESCO Funds Group, Inc. (“IFG”) (the former investment advisor to certain funds in the AIM Family of Funds), the predecessor to Invesco Advisers, Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”), the distributor of the funds in the AIM Family of Funds and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM Family of Funds, IFG, Invesco Advisers, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Funds’ SAI.

Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund prospectus, which has been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Fund Management” for more information about the management of the Acquiring Fund; (ii) see “Other Information” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund.

For more information with respect to each MS Fund concerning the following topics, please refer to the following sections of the MS Funds’ prospectuses, which have been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Comparative Performance” for more information about the performance of the MS Fund; (ii) see “Investment Advisory Service” for more information about the management of the MS Fund; (iii) see “Purchases of Shares” for more information about the pricing of shares of the MS Fund; (iv) see “Federal Income Taxation” for more information about tax consequences to shareholders of various transactions in shares of the MS Fund; (v) see “Distributions from the Fund” for more information about the MS Fund’s policy with respect to dividends and distributions; and (vi) see “Financial Highlights” for more information about the MS Fund’s financial performance.

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed voting instruction form because the MS Board is soliciting your voting instructions on how to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. However, you do not need to attend the Meeting to provide your voting instructions. Instead, you may simply complete, sign and return the enclosed voting instruction form or provide voting instructions by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Meeting of Shareholders and the enclosed voting instruction form is expected to be mailed on or about March 1, 2010 to all shareholders entitled to vote. Shareholders of record of the MS Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the MS Funds

17

on the Record Date, can be found at Exhibit B. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each MS Fund. For each MS Fund, except the UIF Funds, a quorum will exist if shareholders representing a majority of the issued and outstanding shares entitled to vote of the MS Fund on the Record Date are present at the Meeting in person or by proxy. For the UIF Funds, a quorum will exist if shareholders entitled to vote one-third of the issued and outstanding shares of the applicable Maryland Fund on the Record Date are present at the Meeting in person or by proxy. Shareholders of record as of the Record Date will be insurance companies, so attendance by the insurance companies at the Meeting will constitute a quorum.

As discussed above, shares of the MS Funds are offered only to insurance company separate accounts as investment options under their variable annuity contracts or variable life insurance policies. Accordingly, as of the Record Date, shares of the MS Funds were held by insurance company separate accounts. Contract Owners have the right to instruct the insurance company on how to vote the shares related to their interests through their contracts (i.e., “pass-through voting”). If you complete and sign the voting instruction form, the shares attributable to your contract will be voted as you instruct. If you sign the voting instruction form without otherwise indicating a vote, the shares attributable to your contract will be voted “FOR” the approval of the proposed Reorganization. If you do not return a voting instruction form at all, the shares attributable to your contract will be voted in the same proportion as shares for which instructions have been received from other Contract Owners of your insurance company (i.e., “echo voting”).

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve a proposal are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast at the Meeting in person or by proxy. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Reorganization and will vote against any such adjournment those proxies required to be voted against the Reorganization. Notwithstanding the foregoing, if a quorum is not present at the Meeting for a Maryland Fund, any officer entitled to preside at, or act as Secretary of, the Meeting may adjourn the Meeting for such Maryland Fund from time to time to a date not more than 120 days after the original record date without notice other than announcement at the Meeting, until a quorum is present.

Shareholder Vote Necessary to Approve the Agreement

The MS Board has unanimously approved each Reorganization, subject to shareholder approval. For each MS Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of 50% of the outstanding shares of the MS Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the MS Fund. Abstentions are counted as present for purposes of quorum but are not considered votes “FOR” a Reorganization at the Meeting. As a result, abstentions have the same effect as a vote against a Reorganization.

Proxy Solicitation

The MS Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. The Solicitor’s costs are expected to be approximately $818,574. Proxies are expected to be solicited principally by mail, but the MS Funds or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. The MS Funds’ officers will not receive any special compensation for any such solicitation. Invesco Advisers and Morgan Stanley will bear 100% of these solicitation costs.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management’s recommendation.

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CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding MS Fund. The following tables are as of November 30, 2009 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily MS Fund share purchase, redemption, and market activity.

		Invesco V.I. Select			Pro Forma Invesco V.I.
		Dimensions			Select Dimensions
	SDIS — Balanced	Balanced Fund	Pro Forma		Balanced Fund
	Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class X	$26,321,712	—	$(26,321,712	)(3)	$—
Class Y	16,423,825	—	(16,423,825	)(3)	—
Series I	—	—	26,321,712	(3)	26,321,712
Series II	—	—	16,423,825	(3)	16,423,825
Net Asset Value Per Share:
Class X	$12.76	—	—		$—
Class Y	12.70	—	—		—
Series I	—	—	—		12.76
Series II	—	—	—		12.70
Shares Outstanding:
Class X	$2,062,707	—	$(2,062,707	)(3)	$—
Class Y	1,293,224	—	(1,293,224	)(3)	—
Series I	—	—	2,062,707	(3)	2,062,707
Series II	—	—	1,293,224	(3)	1,293,224

		Invesco V.I. Select			Pro Forma Invesco V.I.
		Dimensions Dividend			Select Dimensions
	SDIS — Dividend	Growth Fund	Pro Forma		Dividend Growth Fund
	Growth Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class X	$75,564,054	—	$(75,564,054	)(3)	$—
Class Y	23,271,394	—	(23,271,394	)(3)	—
Series I	—	—	75,564,054	(3)	75,564,054
Series II	—	—	23,271,394	(3)	23,271,394
Net Asset Value Per Share:
Class X	$14.00	—	—		$—
Class Y	13.96	—	—		—
Series I	—	—	—		14.00
Series II	—	—	—		13.96
Shares Outstanding:
Class X	$5,397,561	—	$(5,397,561	)(3)	$—
Class Y	1,666,814	—	(1,666,814	)(3)	—
Series I	—	—	5,397,561	(3)	5,397,561
Series II	—	—	1,666,814	(3)	1,666,814

		Invesco V.I. Select			Pro Forma Invesco V.I.
	SDIS — Equally-	Dimensions Equally-			Select Dimensions Equally-
	Weighted S&P 500	Weighted S&P 500 Fund	Pro Forma		Weighted S&P 500 Fund
	Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class X	$42,160,604	—	$(42,160,604	)(3)	$—
Class Y	55,888,150	—	(55,888,150	)(3)	—
Series I	—	—	42,160,604	(3)	42,160,604
Series II	—	—	55,888,150	(3)	55,888,150
Net Asset Value Per Share:
Class X	$15.01	—	—		$—
Class Y	14.82	—	—		—
Series I	—	—	—		15.01
Series II	—	—	—		14.82
Shares Outstanding:
Class X	$2,809,497	—	$(2,809,497	)(3)	$—
Class Y	3,772,222	—	(3,772,222	)(3)	—
Series I	—	—	2,809,497	(3)	2,809,497
Series II	—	—	3,772,222	(3)	3,772,222

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					Pro Forma Invesco
		Invesco V.I. Dividend			V.I. Dividend
	VIS — Dividend	Growth Fund	Pro Forma		Growth Fund
	Growth Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class X	$190,180,257	—	$(190,180,257	)(3)	$—
Class Y	63,526,007	—	(63,526,007	)(3)	—
Series I	—	—	190,180,257	(3)	190,180,257
Series II	—	—	63,526,007	(3)	63,526,007
Net Asset Value Per Share:
Class X	$12.79	—	—		$—
Class Y	12.76	—	—		—
Series I	—	—	—		12.79
Series II	—	—	—		12.76
Shares Outstanding:
Class X	$14,864,734	—	$(14,864,734	)(3)	$—
Class Y	4,979,304	—	(4,979,304	)(3)	—
Series I	—	—	14,864,734	(3)	14,864,734
Series II	—	—	4,979,304	(3)	4,979,304

					Pro Forma Invesco
		Invesco V.I. Global			V.I. Global Dividend
	VIS — Global	Dividend Growth Fund	Pro Forma		Growth Fund
	Dividend Growth Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class X	$59,791,248	—	$(59,791,248	)(3)	$—
Class Y	29,730,616	—	(29,730,616	)(3)	—
Series I	—	—	59,791,248	(3)	59,791,248
Series II	—	—	29,730,616	(3)	29,730,616
Net Asset Value Per Share:
Class X	$8.32	—	—		$—
Class Y	8.24	—	—		—
Series I	—	—	—		8.32
Series II	—	—	—		8.24
Shares Outstanding:
Class X	$7,188,135	—	$(7,188,135	)(3)	$—
Class Y	3,607,131	—	(3,607,131	)(3)	—
Series I	—	—	7,188,135	(3)	7,188,135
Series II	—	—	3,607,131	(3)	3,607,131

		Invesco V.I.			Pro Forma Invesco
	VIS — High Yield	High Yield Fund	Pro Forma		V.I. High Yield Fund
	Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class X	$16,666,682	—	$(16,666,682	)(3)	$—
Class Y	16,527,146	—	(16,527,146	)(3)	—
Series I	—	—	16,666,682	(3)	16,666,682
Series II	—	—	16,527,146	(3)	16,527,146
Net Asset Value Per Share:
Class X	$1.10	—	—		$—
Class Y	1.10	—	—		—
Series I	—	—	—		1.10
Series II	—	—	—		1.10
Shares Outstanding:
Class X	$15,102,957	—	$(15,102,957	)(3)	$—
Class Y	14,986,343	—	(14,986,343	)(3)	—
Series I	—	—	15,102,957	(3)	15,102,957
Series II	—	—	14,986,343	(3)	14,986,343

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		Invesco V.I.			Pro Forma Invesco
	VIS — Income	Income Builder Fund	Pro Forma		V.I. Income Builder Fund
	Builder Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class X	$17,083,376	—	$(17,083,376	)(3)	$—
Class Y	16,416,098	—	(16,416,098	)(3)	—
Series I	—	—	17,083,376	(3)	17,083,376
Series II	—	—	16,416,098	(3)	16,416,098
Net Asset Value Per Share:
Class X	$9.53	—	—		$—
Class Y	9.49	—	—		—
Series I	—	—	—		9.53
Series II	—	—	—		9.49
Shares Outstanding:
Class X	$1,793,129	—	$(1,793,129	)(3)	$—
Class Y	1,730,244	—	(1,730,244	)(3)	—
Series I	—	—	1,793,129	(3)	1,793,129
Series II	—	—	1,730,244	(3)	1,730,244

		Invesco V.I. S&P 500			Pro Forma Invesco V.I.
	VIS — S&P 500	Index Fund	Pro Forma		S&P 500 Index Fund
	Index Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class X	$38,557,275	—	$(38,557,275	)(3)	$—
Class Y	90,682,506	—	(90,682,506	)(3)	—
Series I	—	—	38,557,275	(3)	38,557,275
Series II	—	—	90,682,506	(3)	90,682,506
Net Asset Value Per Share:
Class X	$9.94	—	—		$—
Class Y	9.89	—	—		—
Series I	—	—	—		9.94
Series II	—	—	—		9.89
Shares Outstanding:
Class X	$3,877,273	—	$(3,877,273	)(3)	$—
Class Y	9,170,354	—	(9,170,354	)(3)	—
Series I	—	—	3,877,273	(3)	3,877,273
Series II	—	—	9,170,354	(3)	9,170,354

		Invesco Van Kampen V.I. Equity			Pro Forma Invesco Van Kampen
	UIF — Equity	and Income Fund	Pro Forma		V.I. Equity and Income Fund
	and Income Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class II	$660,199,406	—	$(660,199,406	)(4)	$—
Series II	—	—	660,199,406	(4)	660,199,406
Net Asset Value Per Share:
Class II	$12.71	—	—		$—
Series II	—	—	—		12.71
Shares Outstanding:
Class II	$51,947,439	—	$(51,947,439	)(4)	$—
Series II	—	—	51,947,439	(4)	51,947,439

		Invesco Van Kampen V.I. Global			Pro Forma Invesco Van Kampen
	UIF — Global	Value Equity Fund	Pro Forma		V.I. Global Value Equity Fund
	Value Equity Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class I	$45,516,044	—	$(45,516,044	)(4)	$—
Series I	—	—	45,516,044	(4)	45,516,044
Net Asset Value Per Share:
Class I	$7.06	—	—		$—
Series I	—	—	—		7.06
Shares Outstanding:
Class I	$6,443,582	—	$(6,443,582	)(4)	$—
Series I	—	—	6,443,582	(4)	6,443,582

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		Invesco Van Kampen V.I.			Pro Forma Invesco Van Kampen
	UIF — High	High Yield Fund	Pro Forma		V.I. High Yield Fund
	Yield Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class I	$38,305,071	—	$(38,305,071	)(4)	$—
Series I	—	—	38,305,071	(4)	38,305,071
Net Asset Value Per Share:
Class I	$11.50	—	—		$—
Series I	—	—	—		11.50
Shares Outstanding:
Class I	$3,331,936	—	$(3,331,936	)(4)	$—
Series I	—	—	3,331,936	(4)	3,331,936

		Invesco Van Kampen V.I.			Pro Forma Invesco Van Kampen
		International Growth			V.I. International Growth
	UIF — International	Equity Fund	Pro Forma		Equity Fund
	Growth Equity Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class II	$248,805,409	—	$(248,805,409	)(4)	$—
Series II	—	—	248,805,409	(4)	248,805,409
Net Asset Value Per Share:
Class II	$8.21	—	—		$—
Series II	—	—	—		8.21
Shares Outstanding:
Class II	$30,294,771	—	$(30,294,771	)(4)	$—
Series II	—	—	30,294,771	(4)	30,294,771

		Invesco Van Kampen V.I.			Pro Forma Invesco Van Kampen
	UIF — U.S.	Mid Cap Value Fund	Pro Forma		V.I. Mid Cap Value Fund
	Mid Cap Value Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class I	$153,298,319	—	$(153,298,319	)(4)	$—
Class II	116,270,859	—	(116,270,859	)(4)	—
Series I	—	—	153,298,319	(4)	153,298,319
Series II	—	—	116,270,859	(4)	116,270,859
Net Asset Value Per Share:
Class I	$10.10	—	—		$—
Class II	10.05	—	—		—
Series I	—	—	—		10.10
Series II	—	—	—		10.05
Shares Outstanding:
Class I	$15,178,326	—	$(15,178,326	)(4)	$—
Class II	11,572,827	—	(11,572,827	)(4)	—
Series I	—	—	15,178,326	(4)	15,178,326
Series II	—	—	11,572,827	(4)	11,572,827

		Invesco Van Kampen			Pro Forma Invesco Van Kampen
	UIF — Value	V.I. Value Fund	Pro Forma		V.I. Value Fund
	Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class I	$23,524,730	—	$(23,524,730	)(4)	$—
Series I	—	—	23,524,730	(4)	23,524,730
Net Asset Value Per Share:
Class I	$8.29	—	—		$—
Series I	—	—	—		8.29
Shares Outstanding:
Class I	$2,838,600	—	$(2,838,600	)(4)	$—
Series I	—	—	2,838,600	(4)	2,838,600

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Invesco and Morgan Stanley will bear, or will arrange for an entity under common ownership of Invesco or Morgan Stanley to bear, 100% of the costs incurred in connection with the Reorganizations; therefore, Net Assets have not been adjusted for any expenses expected to be incurred by each MS Fund or VK Fund in connection with the Reorganization. There are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each SDIS Fund and VIS Fund Class X shares and/or Class Y shares will receive Series I shares and/or Series II shares, respectively, of the Acquiring Fund upon closing of the Reorganization.

(4)	Holders of each UIF Fund Class I shares and/or Class II shares will receive Series I shares and/or Series II shares, respectively, of the Acquiring Fund upon closing of the Reorganization.

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OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of January 29, 2010, to the knowledge of each MS Fund, owned 5% or more of the outstanding shares of a class of a MS Fund can be found at Exhibit C.

Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the accrued liabilities of the corresponding MS Fund and each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Directors/Trustees

Information regarding the ownership of shares of the MS Funds by MS Funds’ directors/trustees and executive officers can be found at Exhibit C.

DISSENTERS’ RIGHTS

The Declaration of the VIS Funds provides that, with respect to a sale of assets, any shareholder shall be entitled to rights of appraisal of his or her shares to the same extent as a shareholder of a Massachusetts business corporation with respect to a sale of assets, and such rights shall be his or her exclusive remedy in respect of his or her dissent from such action. However, if the Reorganizations are approved at the Meeting, MS Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares based upon the forward pricing requirement of Rule 22c-1 under the 1940 Act and the SEC’s position that any state law regarding the exercise of dissenters’ rights is superceded by the such Rule. Shareholders of the MS Funds, though, have the right to redeem their shares at net asset value subject to any redemption fees until the closing date of the Reorganizations. After the Reorganizations, MS Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to any applicable redemption fees or other charges imposed in accordance with your variable annuity contract or variable insurance policy.

SHAREHOLDER PROPOSALS

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a MS Fund hereafter called should send the proposal to the MS Fund at the Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a MS Fund, shareholders of such MS Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law — Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual and semiannual reports that the Acquiring Funds and the MS Funds have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each MS Fund’s registration statement, which contains the MS Fund prospectuses and related SAI, is set forth on Exhibit A. Such MS Fund prospectuses are incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund prospectuses and related SAI, is set forth on Exhibit A.

Each Acquiring Fund and each MS Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Funds and other registrants that file electronically with the SEC.

23

EXHIBIT A

MS FUNDS AND CORRESPONDING ACQUIRING FUNDS

MS Fund
Investment
	SEC File		SEC File	Objective is
MS Funds	Number	Acquiring Funds	Number	Fundamental

The Dividend Growth Portfolio, a series of Morgan Stanley Variable Investment Series	002-82510	Invesco V.I. Dividend Growth Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class X		Series I
Class Y		Series II
The Global Dividend Growth Portfolio, a series of Morgan Stanley Variable Investment Series	002-82510	Invesco V.I. Global Dividend Growth Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class X		Series I
Class Y		Series II
The High Yield Portfolio, a series of Morgan Stanley Variable Investment Series	002-82510	Invesco V.I. High Yield Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class X		Series I
Class Y		Series II
The Income Builder Portfolio, a series of Morgan Stanley Variable Investment Series	002-82510	Invesco V.I. Income Builder Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class X		Series I
Class Y		Series II
The S&P 500 Index Portfolio, a series of Morgan Stanley Variable Investment Series	002-82510	Invesco V.I. S&P 500 Index Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class X		Series I
Class Y		Series II
The Balanced Portfolio, a series of Morgan Stanley Select Dimensions Investment Series	033-54047	Invesco V.I. Select Dimensions Balanced Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class X		Series I
Class Y		Series II
The Dividend Growth Portfolio, a series of Morgan Stanley Select Dimensions Investment Series	033-54047	Invesco V.I. Select Dimensions Dividend Growth Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class X		Series I
Class Y		Series II
The Equally-Weighted S&P 500 Portfolio, a series of Morgan Stanley Select Dimensions Investment Series	033-54047	Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, a series of AIM Variable Insurance Funds	033-57340	Yes
Class X		Series I
Class Y		Series II
Equity and Income Portfolio, a series of The Universal Institutional Funds, Inc.	333-03013	Invesco Van Kampen V.I. Equity and Income Fund, a series of AIM Variable Insurance Funds	033-57340	No
Class II		Series II
Global Value Equity Portfolio, a series of The Universal Institutional Funds, Inc.	333-03013	Invesco Van Kampen V.I. Global Value Equity Fund, a series of AIM Variable Insurance Funds	033-57340	No
Class I		Series I
High Yield Portfolio, a series of The Universal Institutional Funds, Inc.	333-03013	Invesco Van Kampen V.I. High Yield Fund, a series of AIM Variable Insurance Funds	033-57340	No
Class I		Series I
International Growth Equity Portfolio, a series of The Universal Institutional Funds, Inc.	333-03013	Invesco Van Kampen V.I. International Growth Equity Fund, a series of AIM Variable Insurance Funds	033-57340	No
Class II		Series II
U.S. Mid Cap Value Portfolio, a series of The Universal Institutional Funds, Inc.	333-03013	Invesco Van Kampen V.I. Mid Cap Value Fund, a series of AIM Variable Insurance Funds	033-57340	No
Class I		Series I
Class II		Series II
Value Portfolio, a series of The Universal Institutional Funds, Inc.	333-03013	Invesco Van Kampen V.I. Value Fund, a series of AIM Variable Insurance Funds	033-57340	No
Class I		Series I

A-1

EXHIBIT B

OUTSTANDING SHARES OF MS FUNDS

As of February 11, 2010, there were the following number of shares outstanding of each class of each MS Fund:

Fund Name	Class X	Class Y	Class I	Class II

Morgan Stanley Variable Investment Series
DIVIDEND GROWTH PORTFOLIO	14,374,064.567	4,857,837.385	N/A	N/A
GLOBAL DIVIDEND GROWTH PORTFOLIO	6,967,505.279	3,541,378.462	N/A	N/A
HIGH YIELD PORTFOLIO	14,654,133.306	14,780,618.907	N/A	N/A
INCOME BUILDER PORTFOLIO	1,754,667.020	1,644,625.467	N/A	N/A
S&P 500 INDEX PORTFOLIO	3,782,054.288	8,933,219.825	N/A	N/A
Morgan Stanley Select Dimensions Investment Series
BALANCED PORTFOLIO	2,003,975.655	1,257,665.699	N/A	N/A
DIVIDEND GROWTH PORTFOLIO	5,175,756.247	1,605,605.144	N/A	N/A
EQUALLY-WEIGHTED S&P 500 PORTFOLIO	2,722,929.379	3,605,920.025	N/A	N/A
The Universal Institutional Funds, Inc.
EQUITY AND INCOME PORTFOLIO	N/A	N/A	N/A	52,969,979.513
GLOBAL VALUE EQUITY PORTFOLIO	N/A	N/A	6,235,479.681	N/A
HIGH YIELD PORTFOLIO	N/A	N/A	3,171,586.153	N/A
INTERNATIONAL GROWTH EQUITY PORTFOLIO	N/A	N/A	N/A	31,793,892.033
U.S. MID CAP VALUE PORTFOLIO	N/A	N/A	14,749,933.857	11,516,199.942
VALUE PORTFOLIO	N/A	N/A	2,770,656.399	N/A

B-1

EXHIBIT C

OWNERSHIP OF MS FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of January 29, 2010, to the best knowledge of each MS Fund, owned 5% or more of the outstanding shares of each class of such MS Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a MS Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Fund and Class	Acct Shares	% Held*
VIS — DIVIDEND GROWTH PORTFOLIO — CLASS Y
ALLSTATE LIFE INSURANCE CO	4605154.463	94.3967%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — DIVIDEND GROWTH PORTFOLIO — CLASS X
ALLSTATE LIFE INSURANCE CO	13433233.326	92.8804%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — DIVIDEND GROWTH PORTFOLIO — CLASS X
ALLSTATE LIFE INSURANCE CO OF NY	804946.362	5.5656%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — GLOBAL DIVIDEND GROWTH PORTFOLIO — CLASS Y
ALLSTATE LIFE INSURANCE CO	3440291.525	96.8200%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — GLOBAL DIVIDEND GROWTH PORTFOLIO — CLASS X
ALLSTATE LIFE INSURANCE CO	6483836.592	92.5753%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — GLOBAL DIVIDEND GROWTH PORTFOLIO — CLASS X
ALLSTATE LIFE INSURANCE CO OF NY	373179.194	5.3282%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — HIGH YIELD PORTFOLIO — CLASS Y
ALLSTATE LIFE INSURANCE CO	13644439.478	92.6475%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — HIGH YIELD PORTFOLIO — CLASS Y
ALLSTATE LIFE INSURANCE CO OF NY	1082824.496	7.3525%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — HIGH YIELD PORTFOLIO — CLASS X
ALLSTATE LIFE INSURANCE CO	13793451.365	93.1796%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — INCOME BUILDER PORTFOLIO — CLASS Y
ALLSTATE LIFE INSURANCE CO	1553406.313	94.3648%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — INCOME BUILDER PORTFOLIO — CLASS Y
ALLSTATE LIFE INSURANCE CO OF NY	92765.367	5.6352%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — INCOME BUILDER PORTFOLIO — CLASS X
ALLSTATE LIFE INSURANCE CO	1618735.917	91.5526%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — S&P 500 INDEX PORTFOLIO — CLASS Y
ALLSTATE LIFE INSURANCE CO	8044867.209	89.3105%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — S&P 500 INDEX PORTFOLIO — CLASS Y
METLIFE INSURANCE CO (MIC)	700166.534	7.7729%
ATTN PATRICIA MURPHY C/O MST PLAZA 2 3RD FL JERSEY CITY NJ 07311
VIS — S&P 500 INDEX PORTFOLIO — CLASS X
ALLSTATE LIFE INSURANCE CO	3485506.959	91.6264%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
VIS — S&P 500 INDEX PORTFOLIO — CLASS X
ALLSTATE LIFE INSURANCE CO OF NY	197542.223	5.1930%
C/O PRODUCT VALUATION ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-1000
SDIS — BALANCED PORTFOLIO — CLASS Y
HARTFORD ITT LIFE & ANNUITY	1182814.973	93.4270%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
SDIS — BALANCED PORTFOLIO — CLASS Y
HARTFORD LIFE	83215.971	6.5730%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
SDIS — BALANCED PORTFOLIO — CLASS X
HARTFORD ITT LIFE & ANNUITY	1730655.148	85.7784%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
SDIS — BALANCED PORTFOLIO — CLASS X
HARTFORD LIFE	286933.986	14.2216%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
SDIS — DIVIDEND GROWTH PORTFOLIO — CLASS Y
HARTFORD ITT LIFE & ANNUITY	1534700.3	94.7725%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
SDIS — DIVIDEND GROWTH PORTFOLIO — CLASS Y
HARTFORD LIFE	84651.894	5.2275%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
SDIS — DIVIDEND GROWTH PORTFOLIO — CLASS X
HARTFORD ITT LIFE & ANNUITY	4625130.432	88.4959%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
SDIS — DIVIDEND GROWTH PORTFOLIO — CLASS X
HARTFORD LIFE	601246.775	11.5041%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999

Fund and Class	Acct Shares	% Held*
SDIS — EQUALLY-WEIGHTED S&P 500 PORTFOLIO — CLASS Y
HARTFORD ITT LIFE & ANNUITY	3316142.064	91.9973%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
SDIS — EQUALLY-WEIGHTED S&P 500 PORTFOLIO — CLASS Y
HARTFORD LIFE	288464.49	8.0027%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
SDIS — EQUALLY WEIGHTED S&P 500 PORTFOLIO — CLASS X
HARTFORD ITT LIFE & ANNUITY	2417234.342	88.5304%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
SDIS — EQUALLY WEIGHTED S&P 500 PORTFOLIO — CLASS X
HARTFORD LIFE	313166.327	11.4696%
ATTN MARK STROGOFF P O BOX 2999 HARTFORD CT 06104-2999
UIF — EQUITY AND INCOME PORTFOLIO — CLASS II
METLIFE INVESTORS USA INSURANCE CO	19686918.898	37.2271%
METLIFE INVESTORS USA SEP ACCOUNTS ATTN TERRENCE SANTRY 501 BOYLSTON ST BOSTON MA 02116-3769
UIF — EQUITY AND INCOME PORTFOLIO — CLASS II
METLIFE INSURANCE COMPANY OF CONN	11529766.558	21.8023%
PO BOX 990027 HARTFORD CT 06199-0027
UIF — EQUITY AND INCOME PORTFOLIO — CLASS II
PROTECTIVE LIFE INSURANCE CO	8083419.62	15.2854%
VARIABLE ANNUITY SEPARATE ACCOUNT ATTN TOM BARRETT PO BOX 10648 BIRMINGHAM AL 35202-0648
UIF — EQUITY AND INCOME PORTFOLIO — CLASS II
ALLSTATE LIFE INSURANCE CO	3891195.458	7.3581%
ATTN FINANCIAL CONTROL 3100 SANDERS RD NORTHBROOK IL 60062-7154
UIF — GLOBAL VALUE EQUITY PORTFOLIO — CLASS I
FIDELITY INVESTMENTS LIFE	3432726.331	54.5799%
INSURANCE COMPANY 82 DEVONSHIRE ST R27A BOSTON MA 02109-3605
UIF — GLOBAL VALUE EQUITY PORTFOLIO — CLASS I
AMERITAS LIFE INSURANCE CORP	1056198.013	16.7934%
VARIABLE SEPARATE ACCOUNT VA2 ATTN VARIABLE PROCESSING 5900 O STREET LINCOLN NE 68510-2234
UIF — GLOBAL VALUE EQUITY PORTFOLIO — CLASS I
AMERITAS LIFE INSURANCE CORP	495965.266	7.8858%
VARIABLE SEPARATE ACCOUNT V ATTN VARIABLE PROCESSING 5900 O STREET LINCOLN NE 68510-2234
UIF — GLOBAL VALUE EQUITY PORTFOLIO — CLASS I
EMPIRE FIDELITY INVESTMENTS LIFE	469850.066	7.4706%
INSURANCE COMPANY 200 LIBERTY ST ONE FINANCIAL CENTER NEW YORK NY 10281-1003
UIF — GLOBAL VALUE EQUITY PORTFOLIO — CLASS I
MONY LIFE INSURANCE CO. OF AMERICA	374549.983	5.9553%
MONY AMERICA VAR ACCOUNT — A-VA AXA EQUITABLE 1290 AVE OF THE AMERICAS MD 11 NEW YORK NY 10104
UIF — HIGH YIELD PORTFOLIO — CLASS I
HARTFORD LIFE & ANNUITY INS CO	1699311.038	53.1193%
SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
UIF — HIGH YIELD PORTFOLIO — CLASS I
KEMPER INV LIFE INS CO — SERIES I	438053.299	13.6932%
ATTN LARRY WOODARD TOWER 1 17TH FLOOR 1400 AMERICAN WAY SCHAUMBURG IL 60173
UIF — HIGH YIELD PORTFOLIO — CLASS I
ALLSTATE LIFE INSURANCE CO	342671.798	10.7117%
ATTN ACCOUNTING COE 544 LAKEVIEW PARKWAY SUITE L3G VERNON HILLS IL 60061-1826
UIF — INTERNATIONAL GROWTH EQUITY PORTFOLIO — CLASS II
OHIO NATIONAL LIFE INS COMPANY	29826383.498	94.5485%
FBO ITS SEPARATE ACCOUNTS 1 FINANCIAL WAY CINCINNATI OH 45242-5851
UIF — U.S. MID CAP VALUE PORTFOLIO — CLASS I
ALLSTATE LIFE INS COMPANY	5596112.611	37.5930%
- NB 544 LAKEVIEW PARKWAY SUITE L3G VERNON HILLS IL 60061-1826
UIF — U.S. MID CAP VALUE PORTFOLIO — CLASS I
HARTFORD LIFE & ANNUITY INS CO	3815324.269	25.6302%
SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
UIF — U.S. MID CAP VALUE PORTFOLIO — CLASS I
ALLSTATE LIFE INSURANCE CO	2102705.505	14.1254%
ATTN ACCOUNTING COE 544 LAKEVIEW PARKWAY SUITE L3G VERNON HILLS IL 60061-1826
UIF — U.S. MID CAP VALUE PORTFOLIO — CLASS I
ANNUITY INVESTORS LIFE INSURANCE CO	1049892.756	7.0529%
P O BOX 5423 CINCINNATI OH 45201-5423
UIF — U.S. MID CAP VALUE PORTFOLIO — CLASS I
ALLSTATE LIFE INSURANCE CO	828176.871	5.5634%
ATTN ACCOUNTING COE 544 LAKEVIEW PARKWAY SUITE L3G VERNON HILLS IL 60061-1826
UIF — U.S. MID CAP VALUE PORTFOLIO — CLASS II
ALLSTATE LIFE INSURANCE CO	4379475.186	38.1511%
ATTN FINANCIAL CONTROL 3100 SANDERS RD NORTHBROOK IL 60062-7154
UIF — U.S. MID CAP VALUE PORTFOLIO — CLASS II
HARTFORD LIFE & ANNUITY INS CO	3645360.827	31.7560%
SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
UIF — U.S. MID CAP VALUE PORTFOLIO — CLASS II
METLIFE INVESTORS USA INSURANCE CO	1492952.749	13.0056%
METLIFE INVESTORS USA SEP ACCOUNT ATTN TERRENCE SANTRY 501 BOYLSTON ST BOSTON MA 02116-3769
UIF — U.S. MID CAP VALUE PORTFOLIO — CLASS II
HARTFORD LIFE INSURANCE COMPANY	973270.342	8.4785%
SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999

Fund and Class	Acct Shares	% Held*
UIF — VALUE PORTFOLIO — CLASS I
METLIFE INSURANCE COMPANY OF CONN	1263386.015	45.4325%
PO BOX 990027 HARTFORD CT 06199-0027
UIF — VALUE PORTFOLIO — CLASS I
ANNUITY INVESTORS LIFE INSURANCE CO	1085707.202	39.0430%
P O BOX 5423 CINCINNATI OH 45201-5423
UIF — VALUE PORTFOLIO — CLASS I
AMERICAN GENERAL LIFE	336753.386	12.1100%
INSURANCE COMPANY ATTN VARIABLE PRODUCTS PO BOX 1591 HOUSTON TX 77251-1591

*	The relevant MS Fund has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best knowledge of each MS Fund, the ownership of shares of a MS Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the MS Fund as of December 31, 2009.

EXHIBIT D

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required Under the 1940 Act — Borrowing

	MS Fund Fundamental Borrowing	Acquiring Fund Fundamental Borrowing
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

SDIS — Balanced Portfolio
SDIS — Dividend Growth Portfolio
SDIS — Equally-Weighted S&P 500 Portfolio
VIS — Dividend Growth Portfolio
VIS — Global Dividend Growth Portfolio
VIS — High Yield Portfolio
VIS — Income Builder Portfolio
VIS — S&P 500 Index Portfolio
UIF — Equity and Income Portfolio
UIF — Global Value Equity Portfolio
UIF — High Yield Portfolio
UIF — International Growth Equity
UIF — U.S. Mid Cap Value Portfolio
UIF — Value Portfolio	Borrow money, except the Portfolio may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief. Borrowings are generally limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).]
* * * *

D-1

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required Under the 1940 Act — Senior Securities

	MS Fund Fundamental Senior Securities	Acquiring Fund Fundamental Senior Securities
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

SDIS — Balanced Portfolio
SDIS — Dividend Growth Portfolio SDIS — Equally-Weighted S&P 500 Portfolio
VIS — Dividend Growth Portfolio VIS — Global Dividend Growth Portfolio
VIS — High Yield Portfolio
VIS — Income Builder Portfolio
VIS — S&P 500 Index Portfolio
UIF — Equity and Income Portfolio
UIF — Global Value Equity Portfolio
UIF — High Yield Portfolio
UIF — International Growth Equity
UIF — U.S. Mid Cap Value Portfolio
UIF — Value Portfolio	Issue senior securities, except the Portfolio may issue senior securities to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
* * * *

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required Under the 1940 Act — Underwriting

	MS Fund Fundamental Underwriting	Acquiring Fund Fundamental Underwriting
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

SDIS — Balanced Portfolio
SDIS — Dividend Growth Portfolio
SDIS — Equally-Weighted S&P 500 Portfolio
VIS — Dividend Growth Portfolio
VIS — Global Dividend Growth Portfolio
VIS — High Yield Portfolio
VIS — Income Builder Portfolio
VIS — S&P 500 Index Portfolio	Engage in the underwriting of securities, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in disposing of a portfolio security.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

D-2

	MS Fund Fundamental Underwriting	Acquiring Fund Fundamental Underwriting
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

UIF — Equity and Income Portfolio UIF — Global Value Equity Portfolio UIF — High Yield Portfolio UIF — International Growth Equity UIF — U.S. Mid Cap Value Portfolio UIF — Value Portfolio	Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

* * * *

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required Under the 1940 Act — Real Estate

	MS Fund Fundamental Real Estate	Acquiring Fund Fundamental Real Estate
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

SDIS — Balanced Portfolio SDIS — Dividend Growth Portfolio SDIS — Equally-Weighted S&P 500 Portfolio	Purchase or sell real estate or interests therein (including limited partnership interests), although the Portfolio(s) may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein (as such, in the case of default of such securities, a Portfolio may hold the real estate securing such security).	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VIS — Dividend Growth Portfolio VIS — Global Dividend Growth Portfolio VIS — High Yield Portfolio VIS — Income Builder Portfolio VIS — S&P 500 Index Portfolio	Purchase or sell real estate; however, the Portfolio may purchase marketable securities of issuers which engage in real estate operations or which invest in real estate or interests therein, including real estate investment trusts and securities which are secured by real estate or interests therein.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

UIF — Equity and Income Portfolio UIF — Global Value Equity Portfolio UIF — High Yield Portfolio UIF — International Growth Equity UIF — U.S. Mid Cap Value Portfolio UIF — Value Portfolio	Purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
* * * *

D-3

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required Under the 1940 Act — Commodities

	MS Fund Fundamental Commodities	Acquiring Fund Fundamental Commodities
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

All Funds	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instrument or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the Investment Company Act, as amended from time to time.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

* * * *

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required Under the 1940 Act — Loans

	MS Fund Fundamental Lending	Acquiring Fund Fundamental Lending
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

All Funds	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Portfolio may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the Investment Company Act, as amended from time to time.
Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief.]

* * * *

D-4

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required Under the 1940 Act — Industry Concentration

Acquiring Fund Fundamental Industry
	MS Fund Fundamental Industry Concentration	Concentration Restriction
Fund	Restriction (The Fund may not . . .)	(The Fund may not . . .)

SDIS — Balanced Portfolio SDIS — Dividend Growth Portfolio SDIS — Equally-Weighted S&P 500 Portfolio	Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VIS — Dividend Growth Portfolio VIS — Global Dividend Growth Portfolio VIS — High Yield Portfolio VIS — Income Builder Portfolio VIS — S&P 500 Index Portfolio	Concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, a Portfolio may invest up to 25% of its total assets (valued at the time of investment) in any one industry classification used by that Portfolio for investment purposes. The restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief. Historically, the SEC staff has taken the position that if a fund invests more than 25% of its assets in the securities of issuers in a single industry, the fund is concentrating in that industry.]

D-5

Acquiring Fund Fundamental Industry
	MS Fund Fundamental Industry Concentration	Concentration Restriction
Fund	Restriction (The Fund may not . . .)	(The Fund may not . . .)

UIF — Equity and Income Portfolio UIF — Global Value Equity Portfolio UIF — High Yield Portfolio UIF — International Growth Equity UIF — U.S. Mid Cap Value Portfolio UIF — Value Portfolio	Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments issued by U.S. banks; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) ABS will be classified according to the underlying assets securing such securities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

* * * *

D-6

EXHIBIT E

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this           day of          , 2010 by and among (i) each of the Van Kampen and Morgan Stanley open-end registered investment companies identified on Exhibit A hereto (each a “Target Entity”) separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) Morgan Stanley Investment Management Inc. (“MSIM”); (iii) Morgan Stanley Investment Advisors Inc. (“MSIA”); (iv) Van Kampen Asset Management (“VKAM”); (v) each of the registrants in the AIM Family of Funds identified on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (vi) Invesco Advisers, Inc. (“IAI”).

WHEREAS, Morgan Stanley entered into a definitive agreement dated October 19, 2009 (the “Transaction Agreement”) to sell substantially all of its retail asset management business operating under both the Morgan Stanley and Van Kampen brands to Invesco, Ltd. (“Invesco”) (referred to herein as the “MS/Invesco Transaction”);

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Target Fund;

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use its best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its charter and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees, which shall be provided to the Acquiring Fund prior to the Valuation Date.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Valuation Date, provided that, if more than one class of shares of the Target Fund is being exchanged for a single class of shares of the Acquiring Fund, then the net asset value per share of such class of shares of the Acquiring Fund issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund having attributes most consistent with the Acquiring Fund share class, as determined by the Acquiring Fund (the “Primary Share Class”), or the net asset value of such other class of shares of the Target Fund as the parties may mutually agree.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Valuation Time, provided that if two or more classes of shares of the Target Fund are exchanged for a single class of shares of the Acquiring Fund, then the number of Acquiring Fund shares issued with respect to each such Target Fund class, other than the Primary Share Class, shall equal the quotient of the net asset value of such class divided by the net asset value per share of the Primary Share Class, all as of the Valuation Time.

(d) All computations of value shall be made by the Target Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund’s recordkeeping agent and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on           , 2010 or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations (the “AML Documentation”) and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees/Directors of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Each Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to its corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is duly organized or, where applicable, the Target Fund is duly organized as a series of the Target Entity, which is an entity of the type and organized under the laws of the jurisdiction as set forth on Exhibit B, in each case validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between October 1, 2001 and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information and the value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve month period preceding the date hereof which would have a material adverse effect on such Target Fund or its properties or assets;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a reorganization under Section 368(a)(1)(F) as provided by Section 8.6 below, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover);

(n) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or Notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares, except for the automatic conversion right of holders of Class B and Class P shares, as applicable, of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund’s Prospectus and Statement of Additional Information and Governing Documents;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the directors or trustees, as applicable, of the Target Entity and, subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(q) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(r) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(s) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to its corresponding Target Entity and Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Amended and Restated Agreement and Declaration of Trust or Second Amended and Restated Agreement and Declaration of Trust, as applicable, in each case, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) On the Closing Date, the Acquiring Fund will have no assets other than nominal capital contributed by Invesco or its affiliates;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Agreement and Declaration of Trust or by-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last 12 months, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Invesco or its affiliate to secure any required initial shareholder approvals;

(i) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(j) The Acquiring Fund was formed for the purpose of the respective Reorganization and intends to elect to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company beginning on the first day of its current taxable year. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(k) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, all offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. The Acquiring Fund does not have and will not have outstanding as of the Closing Date any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares (other than rights presented by this contract), nor is there outstanding any security convertible into any Acquiring Fund shares;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates; and

(p) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1. With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”).

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The Target Entity shall, through its board of directors/trustees, if considered by such director/trustees to be consistent with their fiduciary obligations, recommend to the shareholders of the Target Fund approval of this Agreement.

(d) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(f) The Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date. The information to be provided under (1) of this sub-section shall be provided as soon as reasonably practicable after the Closing but in any event not later than twenty (20) business days after Closing and the information to be provided under (2) through (4) of this sub-section shall be provided at or prior to the Closing.

(g) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(i) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(j) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(k) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(l) A statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code will be provided to the Acquiring Fund prior to Closing if the Target Fund’s most recent fiscal year ended on or before December 31, 2009, otherwise within ninety (90) days after the Closing Date.

(m) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(n) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

(o) On or prior to the signing of this Agreement or within twenty (20) business days thereafter, the Target Fund shall have delivered to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions; and (3) any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders with respect to any wholly-owned subsidiaries of the Target Fund.

(p) The contingent deferred sales charge (“CDSC”) applicable to Class B and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class B and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class B and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, MSIM, MSIA and VKAM, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Agreement and Declaration of Trust or By-Laws or a breach or default under any agreement pertaining to the Acquiring Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Acquiring Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity on the Closing Date (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the AML Documentation and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

(d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) Unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; and (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed;

(h) The Acquiring Entity shall have received on the Closing Date the opinion of          , counsel to the Target Entity (which may rely on certificates of officers or directors/trustees of the Target Entity), covering the following points:

(i) The Target Entity is an entity of the type as set forth on Exhibit B, duly organized, incorporated or formed, validly existing and in good standing under the laws of the jurisdiction in which the Target Entity was organized, incorporated or formed, as set forth on Exhibit B, and has the corporate or trust power, as applicable, to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any agreement pertaining to the Target Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Target Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the jurisdiction in which the Target Entity is organized, as set forth on Exhibit B, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of directors/trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of directors/trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein or the MS/Invesco Transaction;

8.4. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code; and

8.7. The MS/Invesco Transaction contemplated by the Transaction Agreement shall have been consummated.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Morgan Stanley and Invesco will bear or arrange for an entity under common ownership of Morgan Stanley or Invesco to bear the expenses relating to the Reorganizations, allocated among Morgan Stanley and Invesco as set forth in the Transaction Agreement. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of holding shareholders’ meetings.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable Law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1. With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, and IAI agree to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and directors/trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its directors/trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

11.2. With respect to a Reorganization, MSIM, MSIA and VKAM, each with respect to a Target Fund for which it acts as investment adviser, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by (i) mutual agreement of the parties; or (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before September 30, 2010, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) by any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

For each Target Entity:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For Morgan Stanley Investment Management Inc.:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For Morgan Stanley Investment Advisors Inc.:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For Van Kampen Asset Management:

[Name]
[Address]
Fax:

with a copy to:

[Name]
[Address]
Fax:

For Invesco Advisers, Inc.:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For each Acquiring Entity

11 Greenway Plaza, Suite 100
Houston, TX 77046
Fax: 713-993-9185
Attn: General Counsel

with a copy to:

E. Carolan Berkley
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Fax: (215) 564-8120

15.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

15.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

15.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the Agreement and Declaration of Trust of the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

[Signature pages to follow for each Target Fund, Acquiring Fund, IAI, MSIM, MSIA and VKAM.]

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

AIM Counselor Series Trust
Invesco Balanced Fund, a series of AIM Counselor Series Trust	Morgan Stanley Balanced Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco California Tax-Free Income Fund, a series of AIM Counselor Series Trust	Morgan Stanley California Tax-Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Dividend Growth Securities Fund, a series of AIM Counselor Series Trust	Morgan Stanley Dividend Growth Securities Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Equally-Weighted S&P 500 Fund, a series of AIM Counselor Series Trust	Morgan Stanley Equally-Weighted S&P 500 Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Fundamental Value Fund, a series of AIM Counselor Series Trust	Morgan Stanley Fundamental Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Large Cap Relative Value Fund, a series of AIM Counselor Series Trust	Large Cap Relative Value Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco New York Tax-Free Income Fund, a series of AIM Counselor Series Trust	Morgan Stanley New York Tax-Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco S&P 500 Index Fund, a series of AIM Counselor Series Trust	Morgan Stanley S&P 500 Index Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen American Franchise Fund, a series of AIM Counselor Series Trust	Van Kampen American Franchise Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Core Equity Fund, a series of AIM Counselor Series Trust	Van Kampen Core Equity Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Equity and Income Fund, a series of AIM Counselor Series Trust	Van Kampen Equity and Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Equity Premium Income Fund, a series of AIM Counselor Series Trust	Van Kampen Equity Premium Income Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Growth and Income Fund, a series of AIM Counselor Series Trust	Van Kampen Growth and Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Pennsylvania Tax Free Income Fund, a series of AIM Counselor Series Trust	Van Kampen Pennsylvania Tax Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Invesco Van Kampen Small Cap Growth Fund, a series of AIM Counselor Series Trust	Van Kampen Small Cap Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Growth Series
Invesco Convertible Securities Fund, a series of AIM Growth Series	Morgan Stanley Convertible Securities Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Conservative Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Conservative Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Growth Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Moderate Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Moderate Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Harbor Fund, a series of AIM Growth Series	Van Kampen Harbor Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Leaders Fund, a series of AIM Growth Series	Van Kampen Leaders Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Real Estate Securities Fund, a series of AIM Growth Series	Van Kampen Real Estate Securities Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen U.S. Mortgage Fund, a series of AIM Growth Series	Van Kampen U.S. Mortgage Fund, a series of Van Kampen U.S. Government Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Investment Funds
Invesco Alternative Opportunities Fund, a series of AIM Investment Funds	Morgan Stanley Alternative Opportunities Fund, a series of Morgan Stanley Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Commodities Strategy Fund, a series of AIM Investment Funds	Morgan Stanley Commodities Alpha Fund, a series of Morgan Stanley Series Funds
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco FX Alpha Plus Strategy Fund, a series of AIM Investment Funds	The FX Alpha Plus Strategy Portfolio, a series of Morgan Stanley FX Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco FX Alpha Strategy Fund, a series of AIM Investment Funds	The FX Alpha Strategy Portfolio, a series of Morgan Stanley FX Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Global Advantage Fund, a series of AIM Investment Funds	Morgan Stanley Global Advantage Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Global Dividend Growth Securities Fund, a series of AIM Investment Funds	Morgan Stanley Global Dividend Growth Securities
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Health Sciences Fund, a series of AIM Investment Funds	Morgan Stanley Health Sciences Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco International Growth Equity Fund, a series of AIM Investment Funds	International Growth Equity Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco Pacific Growth Fund, a series of AIM Investment Funds	Morgan Stanley Pacific Growth Fund Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Van Kampen Emerging Markets Fund, a series of AIM Investment Funds	Van Kampen Emerging Markets Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Global Bond Fund, a series of AIM Investment Funds	Van Kampen Global Bond Fund, a series of Van Kampen Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Global Equity Allocation Fund, a series of AIM Investment Funds	Van Kampen Global Equity Allocation Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Global Franchise Fund, a series of AIM Investment Funds	Van Kampen Global Franchise Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Global Tactical Asset Allocation Fund, a series of AIM Investment Funds	Van Kampen Global Tactical Asset Allocation Fund, a series of Van Kampen Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen International Advantage Fund, a series of AIM Investment Funds	Van Kampen International Advantage Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen International Growth Fund, a series of AIM Investment Funds	Van Kampen International Growth Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R

AIM Investment Securities Funds
Invesco High Yield Securities Fund, a series of AIM Investment Securities Funds	Morgan Stanley High Yield Securities Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Core Plus Fixed Income Fund, a series of AIM Investment Securities Funds	Van Kampen Core Plus Fixed Income Fund, a series of Van Kampen Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Corporate Bond Fund, a series of AIM Investment Securities Funds	Van Kampen Corporate Bond Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Government Securities Fund, a series of AIM Investment Securities Funds	Van Kampen Government Securities Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen High Yield Fund, a series of AIM Investment Securities Funds	Van Kampen High Yield Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Limited Duration Fund, a series of AIM Investment Securities Funds	Van Kampen Limited Duration Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Sector Funds
Invesco Mid-Cap Value Fund, a series of AIM Sector Funds	Morgan Stanley Mid-Cap Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Small-Mid Special Value Fund, a series of AIM Sector Funds	Morgan Stanley Small-Mid Special Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Special Value Fund, a series of AIM Sector Funds	Morgan Stanley Special Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Technology Sector Fund, a series of AIM Sector Funds	Morgan Stanley Technology Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds	U.S. Mid Cap Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class Y	Investment Class
Class A	Class P
Invesco U.S. Small Cap Value Fund, a series of AIM Sector Funds	U.S. Small Cap Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class A	Class P
Invesco U.S. Small/Mid Cap Value Fund, a series of AIM Sector Funds	U.S. Small/Mid Cap Value Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco Value Fund, a series of AIM Sector Funds	Morgan Stanley Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Value II Fund, a series of AIM Sector Funds	Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class A	Class P
Invesco Van Kampen American Value Fund, a series of AIM Sector Funds	Van Kampen American Value Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Capital Growth Fund, a series of AIM Sector Funds	Van Kampen Capital Growth Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Comstock Fund, a series of AIM Sector Funds	Van Kampen Comstock Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Enterprise Fund, a series of AIM Sector Funds	Van Kampen Enterprise Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds	Van Kampen Mid Cap Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Small Cap Value Fund, a series of AIM Sector Funds	Van Kampen Small Cap Value Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Technology Fund, a series of AIM Sector Funds	Van Kampen Technology Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Utility Fund, a series of AIM Sector Funds	Van Kampen Utility Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Value Opportunities Fund, a series of AIM Sector Funds	Van Kampen Value Opportunities Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Tax-Exempt Funds
Invesco Municipal Fund, a series of AIM Tax-Exempt Funds	Municipal Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class A	Class H
Class Y	Class I
Class A	Class L
Class A	Class P
Invesco Tax-Exempt Securities Fund, a series of AIM Tax-Exempt Funds	Morgan Stanley Tax-Exempt Securities Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen California Insured Tax Free Fund, a series of AIM Tax-Exempt Funds	Van Kampen California Insured Tax Free Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds	Van Kampen High Yield Municipal Fund, a series of Van Kampen Tax-Exempt Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Insured Tax Free Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Insured Tax Free Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Intermediate Term Municipal Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Intermediate Term Municipal Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Municipal Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Municipal Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen New York Tax Free Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen New York Tax Free Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C

AIM Variable Insurance Funds
Invesco V.I. Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Dividend Growth Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Global Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Global Dividend Growth Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. High Yield Fund, a series of AIM Variable Insurance Funds	The High Yield Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Income Builder Fund, a series of AIM Variable Insurance Funds	The Income Builder Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. S&P 500 Index Fund, a series of AIM Variable Insurance Funds	The S&P 500 Index Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Select Dimensions Balanced Fund, a series of AIM Variable Insurance Funds	The Balanced Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco V.I. Select Dimensions Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Dividend Growth Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Selection Dimensions Equally-Weighted S&P 500 Fund, a series of AIM Variable Insurance Funds	The Equally-Weighted S&P 500 Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y
Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Capital Growth Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Comstock Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Comstock Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Equity and Income Fund, a series of AIM Variable Insurance Funds	Equity and Income Portfolio, a series of The Universal Institutional Funds, Inc.
Series II	Class II
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Global Value Equity Fund, a series of AIM Variable Insurance Funds	Global Value Equity Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Invesco Van Kampen V.I. Government Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Government Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Growth and Income Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Growth and Income Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. High Yield Fund, a series of AIM Variable Insurance Funds	High Yield Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Invesco Van Kampen V.I. International Growth Equity Fund, a series of AIM Variable Insurance Funds	International Growth Equity Portfolio, a series of The Universal Institutional Funds, Inc.
Series II	Class II
Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Mid Cap Growth Portfolio, a series of Van Kampen Life Investment Trust
Series II	Class II
Invesco Van Kampen V.I. Mid Cap Value Fund, a series of AIM Variable Insurance Funds	U.S. Mid Cap Value Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Value Fund, a series of AIM Variable Insurance Funds	Value Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I

EXHIBIT B

ORGANIZATIONAL FORM AND JURISDICTIONS OF EACH TARGET ENTITY

	Jurisdiction Where	Form of
Target Entity	Organized	Organization

Morgan Stanley Balanced Fund	Massachusetts	Business trust
Morgan Stanley California Tax-Free Income Fund	Massachusetts	Business trust
Morgan Stanley Convertible Securities Trust	Massachusetts	Business trust
Morgan Stanley Dividend Growth Securities Inc.	Maryland	Corporation
Morgan Stanley Equally-Weighted S&P 500 Fund	Massachusetts	Business trust
Morgan Stanley Fundamental Value Fund	Massachusetts	Business trust
Morgan Stanley FX Series Funds	Massachusetts	Business trust
Morgan Stanley Global Advantage Fund	Massachusetts	Business trust
Morgan Stanley Global Dividend Growth Securities	Massachusetts	Business trust
Morgan Stanley Health Sciences Trust	Massachusetts	Business trust
Morgan Stanley High Yield Securities Inc.	Maryland	Corporation
Morgan Stanley Institutional Fund, Inc.	Maryland	Corporation
Morgan Stanley Institutional Fund Trust	Pennsylvania	Business trust
Morgan Stanley Mid-Cap Value Fund	Massachusetts	Business trust
Morgan Stanley New York Tax-Free Income Fund	Massachusetts	Business trust
Morgan Stanley Pacific Growth Fund Inc.	Maryland	Corporation
Morgan Stanley S&P 500 Index Fund	Massachusetts	Business trust
Morgan Stanley Select Dimensions Investment Series	Massachusetts	Business trust
Morgan Stanley Series Funds	Massachusetts	Business trust
Morgan Stanley Small-Mid Special Value Fund	Massachusetts	Business trust
Morgan Stanley Special Value Fund	Massachusetts	Business trust
Morgan Stanley Tax-Exempt Securities Trust	Massachusetts	Business trust
Morgan Stanley Technology Fund	Massachusetts	Business trust
Morgan Stanley Value Fund	Massachusetts	Business trust
Morgan Stanley Variable Investment Series	Massachusetts	Business trust
The Universal Institutional Funds, Inc.	Maryland	Corporation
Van Kampen Capital Growth Fund	Delaware	Statutory trust
Van Kampen Comstock Fund	Delaware	Statutory trust
Van Kampen Corporate Bond Fund	Delaware	Statutory trust
Van Kampen Enterprise Fund	Delaware	Statutory trust
Van Kampen Equity and Income Fund	Delaware	Statutory trust
Van Kampen Equity Trust	Delaware	Statutory trust
Van Kampen Equity Trust II	Delaware	Statutory trust
Van Kampen Government Securities Fund	Delaware	Statutory trust
Van Kampen Growth and Income Fund	Delaware	Statutory trust
Van Kampen Harbor Fund	Delaware	Statutory trust
Van Kampen High Yield Fund	Delaware	Statutory trust
Van Kampen Life Investment Trust	Delaware	Statutory trust
Van Kampen Limited Duration Fund	Delaware	Statutory trust
Van Kampen Pennsylvania Tax Free Income Fund	Pennsylvania	Common law trust
Van Kampen Real Estate Securities Fund	Delaware	Statutory trust
Van Kampen Series Fund, Inc.	Maryland	Corporation
Van Kampen Tax-Exempt Trust	Delaware	Statutory trust
Van Kampen Tax Free Trust	Delaware	Statutory trust
Van Kampen Trust	Delaware	Statutory trust
Van Kampen Trust II	Delaware	Statutory trust
Van Kampen U.S. Government Trust	Delaware	Statutory trust

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
Your Proxy Vote is important!
And now you can Vote your Proxy on the PHONE or the INTERNET.
It saves Money! Telephone and Internet voting saves postage costs. Savings which can help minimize fund expenses.
It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.
It’s Easy! Just follow these simple steps:
1. Read your proxy statement and have it at hand.
2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com
3. Enter the 14-digit number located in the shaded box from your Proxy Card.
4. Follow the recorded or on-screen directions.
5. Do not mail your Proxy Card when you vote by phone or Internet.
Please detach at perforation before mailing.

PROXY	MORGAN STANLEY VARIABLE INVESTMENT SERIES [ ]	PROXY
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON [ 2010]
The undersigned holder of Common Shares of MORGAN STANLEY VARIABLE INVESTMENT SERIES [                    ] hereby appoints [                               ] and each of them or their respective designees, with full power of substitution and revocation, as proxies to represent the undersigned at the Special Meeting of Shareholders to be held at the offices of [                                        ] on [                    2010], at [                              ] and at any and all adjournments thereof. This proxy is solicited on behalf of the Board of Trustees of MORGAN STANLEY VARIABLE INVESTMENT SERIES [                              ].
If more than one of the proxies, or their substitutes, are present at the Meeting or any adjournment thereof, they jointly (or, if only one is present and voting then that one) shall have authority and may exercise all powers granted hereby. This Proxy, when properly executed, will be voted in accordance with the instructions marked by the undersigned on the reverse side. If no specification is made, this proxy will be voted “FOR” the proposal listed herein and in the discretion of the proxies upon such other business as may properly come before the Meeting.
Please vote, date and sign on reverse side and return promptly in enclosed envelope.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-241-6192

Note: Please sign exactly as your name appears on this proxy card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer’s office. If a partner, sign in the partnership name.

Signature

Signature (if held jointly)

Date

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
Important Notice Regarding the Availability of Proxy Materials for the MORGAN STANLEY VARIABLE INVESTMENT
SERIES [                ] Shareholder Meeting to Be Held on [                2010].
The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/[               ]
PLEASE SIGN, DATE AND RETURN YOUR
PROXY TODAY
Please detach at perforation before mailing.
Shareholders of record as of the close of business on [               2010] are entitled to vote at the special meeting or any adjournment thereof.
The Board of Trustees of Morgan Stanley Variable Investment Series [               ] (the “Board”) requests that you vote your shares by indicating voting instructions on the enclosed proxy card, dating and signing such proxy card and returning it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States, or by recording your voting instructions by telephone or via the internet.
The Board recommends that you cast your vote FOR the proposed Reorganization as described in the Prospectus/Proxy Statement.
PLEASE MARK VOTES AS IN THIS EXAMPLE: ■

1.
To approve an Agreement and Plan of Reorganization pursuant to which the assets and liabilities of Morgan Stanley Variable Investment Series [               ] will be transferred to Invesco Van Kampen V.I. [               ] and shareholders of Morgan Stanley Variable Investment Series [               ] would become shareholders of Invesco Van Kampen V.I. [                ] receiving shares of beneficial interest of Invesco Van Kampen V.I. [               ] with a value equal to the value of their holdings in Morgan Stanley Variable Investment Series [               ] and Morgan Stanley Variable Investment Series [                ] would be dissolved.
		FOR ☐	AGAINST ☐	ABSTAIN ☐

2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.
WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
Your Proxy Vote is important!
And now you can Vote your Proxy on the PHONE or the INTERNET.
It saves Money! Telephone and Internet voting saves postage costs. Savings which can help minimize fund expenses.
It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.
It’s Easy! Just follow these simple steps:
1. Read your proxy statement and have it at hand.
2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com
3. Enter the 14-digit number located in the shaded box from your Proxy Card.
4. Follow the recorded or on-screen directions.
5. Do not mail your Proxy Card when you vote by phone or Internet.
Please detach at perforation before mailing.

PROXY	MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES [ ]
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON [ 2010]
The undersigned holder of Common Shares of MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES [                    ] hereby appoints [                               ] and each of them or their respective designees, with full power of substitution and revocation, as proxies to represent the undersigned at the Special Meeting of Shareholders to be held at the offices of [                                        ] on [                    2010], at [                    ] and at any and all adjournments thereof. This proxy is solicited on behalf of the Board of Trustees of MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES [                              ].
If more than one of the proxies, or their substitutes, are present at the Meeting or any adjournment thereof, they jointly (or, if only one is present and voting then that one) shall have authority and may exercise all powers granted hereby. This Proxy, when properly executed, will be voted in accordance with the instructions marked by the undersigned on the reverse side. If no specification is made, this proxy will be voted “FOR” the proposal listed herein and in the discretion of the proxies upon such other business as may properly come before the Meeting.
Please vote, date and sign on reverse side and return promptly in enclosed envelope.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-241-6192

Note: Please sign exactly as your name appears on this proxy card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer’s office. If a partner, sign in the partnership name.

Signature

Signature (if held jointly)

Date

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
Important Notice Regarding the Availability of Proxy Materials for the MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES [               ] Shareholder Meeting to Be Held on [          2010].
The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/[          ]
PLEASE SIGN, DATE AND RETURN YOUR
PROXY TODAY
Please detach at perforation before mailing.
Shareholders of record as of the close of business on [               2010] are entitled to vote at the special meeting or any adjournment thereof.
The Board of Trustees of Morgan Stanley Select Dimensions Investment Series [               ] (the “Board”) requests that you vote your shares by indicating voting instructions on the enclosed proxy card, dating and signing such proxy card and returning it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States, or by recording your voting instructions by telephone or via the internet.
The Board recommends that you cast your vote FOR the proposed Reorganization as described in the Prospectus/Proxy Statement.
PLEASE MARK VOTES AS IN THIS EXAMPLE: ■

1.
To approve an Agreement and Plan of Reorganization pursuant to which the assets and liabilities of Morgan Stanley Select Dimensions Investment Series [               ] will be transferred to Invesco Van Kampen V.I. [               ] and shareholders of Morgan Stanley Select Dimensions Investment Series [               ] would become shareholders of Invesco Van Kampen V.I. [               ] receiving shares of beneficial interest of Invesco Van Kampen V.I. [               ] with a value equal to the value of their holdings in Morgan Stanley Select Dimensions Investment Series [               ] and Morgan Stanley Select Dimensions Investment Series [               ] would be dissolved.
		FOR ☐	AGAINST ☐	ABSTAIN ☐

2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.
WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
Your Proxy Vote is important!
And now you can Vote your Proxy on the PHONE or the INTERNET.
It saves Money! Telephone and Internet voting saves postage costs. Savings which can help minimize fund expenses.
It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.
It’s Easy! Just follow these simple steps:
1. Read your proxy statement and have it at hand.
2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com
3. Enter the 14-digit number located in the shaded box from your Proxy Card.
4. Follow the recorded or on-screen directions.
5. Do not mail your Proxy Card when you vote by phone or Internet.
Please detach at perforation before mailing.

PROXY	UNIVERSAL INSTITUTIONAL FUNDS, INC. [ ]
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON [ 2010]
The undersigned holder of Common Shares of UNIVERSAL INSTITUTIONAL FUNDS, INC. [                    ] hereby appoints [                               ] and each of them or their respective designees, with full power of substitution and revocation, as proxies to represent the undersigned at the Special Meeting of Shareholders to be held at the offices of [                                        ] on [                    2010], at [                    ] and at any and all adjournments thereof. This proxy is solicited on behalf of the Board of Trustees of UNIVERSAL INSTITUTIONAL FUNDS, INC.
[                              ].
If more than one of the proxies, or their substitutes, are present at the Meeting or any adjournment thereof, they jointly (or, if only one is present and voting then that one) shall have authority and may exercise all powers granted hereby. This Proxy, when properly executed, will be voted in accordance with the instructions marked by the undersigned on the reverse side. If no specification is made, this proxy will be voted “FOR” the proposal listed herein and in the discretion of the proxies upon such other business as may properly come before the Meeting.
Please vote, date and sign on reverse side and return promptly in enclosed envelope.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-241-6192

Note: Please sign exactly as your name appears on this proxy card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer’s office. If a partner, sign in the partnership name.

Signature

Signature (if held jointly)

Date

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
Important Notice Regarding the Availability of Proxy Materials for the UNIVERSAL INSTITUTIONAL
FUNDS, INC. [               ] Shareholder Meeting to Be Held on [           2010].
The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/[          ]
PLEASE SIGN, DATE AND RETURN YOUR
PROXY TODAY
Please detach at perforation before mailing.
Shareholders of record as of the close of business on [                2010] are entitled to vote at the special meeting or any adjournment thereof.
The Board of Trustees of Universal Institutional Funds, Inc. [               ] (the “Board”) requests that you vote your shares by indicating voting instructions on the enclosed proxy card, dating and signing such proxy card and returning it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States, or by recording your voting instructions by telephone or via the internet.
The Board recommends that you cast your vote FOR the proposed Reorganization as described in the Prospectus/Proxy Statement.
PLEASE MARK VOTES AS IN THIS EXAMPLE: ■

1.
To approve an Agreement and Plan of Reorganization pursuant to which the assets and liabilities of Universal Institutional Funds, Inc. [               ] will be transferred to Invesco Van Kampen V.I. [               ] and shareholders of Universal Institutional Funds, Inc. [               ] would become shareholders of Invesco Van Kampen V.I. [                ] receiving shares of beneficial interest of Invesco Van Kampen V.I. [               ] with a value equal to the value of their holdings in Universal Institutional Funds, Inc. [                ] and Universal Institutional Funds, Inc. [               ] would be dissolved.
		FOR ☐	AGAINST ☐	ABSTAIN ☐

2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.
WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY

Part B
STATEMENT OF ADDITIONAL INFORMATION
February 18, 2010
Registration Statement on Form N-14 Filed by
AIM Variable Insurance Funds
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 959-4246
Relating to the May 11, 2010 Joint Special Meeting of
Shareholders of the Following Van Kampen Funds:
Van Kampen Life Investment Trust Capital Growth Portfolio
Van Kampen Life Investment Trust Comstock Portfolio
Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Van Kampen Life Investment Trust Government Portfolio
Van Kampen Life Investment Trust Growth and Income Portfolio
Van Kampen Life Investment Trust Mid Cap Growth Portfolio
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated February 18, 2010 (the “Proxy Statement/Prospectus”) relating specifically to the Joint Special Meeting of Shareholders of each of the above-listed mutual funds be held on May 11, 2010. Copies of each Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invescoaim.com.

Page
General Information	3
Incorporation by Reference	3

2

General Information
This Statement of Additional Information relates to the acquisition of all of the assets of each Van Kampen Fund listed below by the corresponding Acquiring Fund listed below. Each Acquiring Fund is a series of AIM Variable Insurance Funds. Each Van Kampen Fund listed below is a series of Van Kampen Life Investment Trust. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

Van Kampen Funds	Acquiring Funds
Van Kampen Life Investment Trust Capital Growth Portfolio	Invesco Van Kampen V.I. Capital Growth Fund
Van Kampen Life Investment Trust Comstock Portfolio	Invesco Van Kampen V.I. Comstock Fund
Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio	Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund
Van Kampen Life Investment Trust Government Portfolio	Invesco Van Kampen V.I. Government Fund
Van Kampen Life Investment Trust Growth and Income Portfolio	Invesco Van Kampen V.I. Growth and Income Fund
Van Kampen Life Investment Trust Mid Cap Growth Portfolio	Invesco Van Kampen V.I. Mid Cap Growth Fund
Incorporation of Documents by Reference into the Statement of Additional Information
Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. For the same reason, no pro forma financial statements are included in this Statement of Additional Information. This Statement of Additional Information incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated April 30, 2009, for Van Kampen Life Investment Trust with respect to Van Kampen Life Investment Trust Mid Cap Growth Portfolio, Van Kampen Life Investment Trust Comstock Portfolio, Van Kampen Life Investment Trust Capital Growth Portfolio, Van Kampen Life Investment Trust Government Portfolio, Van Kampen Life Investment Trust Growth and Income Portfolio, and Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (filed via EDGAR on April 15, 2009, Accession No. 0000950137-09-002989).

2.	Supplement dated August 7, 2009 to the Statement of Additional Information for Van Kampen Life Investment Trust dated April 30, 2009 (filed via EDGAR on August 7, 2009, Accession No. 0000950123-09-031810).

3.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Life Investment Trust Annual Report to Shareholders for the fiscal year ended December 31, 2008 , with respect to Van Kampen Life Investment Trust Mid Cap Growth Portfolio, Van Kampen Life Investment Trust Comstock Portfolio, Van Kampen Life Investment Trust Capital Growth Portfolio, Van Kampen Life Investment Trust Government Portfolio, and Van Kampen Life Investment Trust Growth and Income Portfolio, (filed via EDGAR on February 27, 2009, Accession No. 0000950137-09-001356).

3

3.	The unaudited financial statements included in the Van Kampen Life Investment Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009, with respect to Van Kampen Life Investment Trust Mid Cap Growth Portfolio, Van Kampen Life Investment Trust Comstock Portfolio, Van Kampen Life Investment Trust Capital Growth Portfolio, Van Kampen Life Investment Trust Government Portfolio, Van Kampen Life Investment Trust Growth and Income Portfolio, and Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038602).

4.	Statement of Additional Information dated February 12, 2010, for AIM Variable Insurance Funds with respect to Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, Invesco Van Kampen V.I. Government Fund, Invesco Van Kampen V.I. Growth and Income Fund, and Invesco Van Kampen V.I. Mid Cap Growth Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011772).

Remainder of page intentionally left blank

4

Part B
STATEMENT OF ADDITIONAL INFORMATION
February 18, 2010
Registration Statement on Form N-14 Filed by
AIM Variable Insurance Funds
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 959-4246
Relating to the May 11, 2010 Joint Special Meeting of
Shareholders of the Following Morgan Stanley Funds:
Morgan Stanley Variable Investment Series—Dividend Growth Portfolio
Morgan Stanley Variable Investment Series—Global Dividend Growth Portfolio
Morgan Stanley Variable Investment Series—High Yield Portfolio
Morgan Stanley Variable Investment Series—Income Builder Portfolio
Morgan Stanley Variable Investment Series—S&P 500 Index Portfolio
Morgan Stanley Select Dimensions Investment Series—Balanced Portfolio
Morgan Stanley Select Dimensions Investment Series—Dividend Growth Portfolio
Morgan Stanley Select Dimensions Investment Series—Equally-Weighted S&P 500 Portfolio
The Universal Institutional Funds, Inc.—Equity and Income Portfolio
The Universal Institutional Funds, Inc.—Global Value Equity Portfolio
The Universal Institutional Funds, Inc.—High Yield Portfolio
The Universal Institutional Funds, Inc.—International Growth Equity Portfolio
The Universal Institutional Funds, Inc.—U.S. Mid Cap Value Portfolio
The Universal Institutional Funds, Inc.—Value Portfolio
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated February 18, 2010 (the “Proxy Statement/Prospectus”) relating specifically to the Joint Special Meeting of Shareholders of each of the above-listed mutual funds be held on May 11, 2010. Copies of each Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invescoaim.com.

Page
General Information	3
Incorporation by Reference	3

2

General Information
     This Statement of Additional Information relates to the acquisition of all of the assets of each Morgan Stanley Fund listed below by the corresponding Acquiring Fund listed below. Each Acquiring Fund is a series of AIM Variable Insurance Funds. Each Morgan Stanley Fund listed below is a series of Morgan Stanley Select Dimensions Investment Series, Morgan Stanley Variable Investment Series, or The Universal Institutional Funds, Inc. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

Morgan Stanley Funds	Acquiring Funds
Morgan Stanley Variable Investment Series—Dividend Growth Portfolio	Invesco V.I. Dividend Growth Fund
Morgan Stanley Variable Investment Series—Global Dividend Growth Portfolio	Invesco V.I. Global Dividend Growth Fund
Morgan Stanley Variable Investment Series—High Yield Portfolio	Invesco V.I. High Yield Fund
Morgan Stanley Variable Investment Series—Income Builder Portfolio	Invesco V.I. Income Builder Fund
Morgan Stanley Variable Investment Series—S&P 500 Index Portfolio	Invesco V.I. S&P 500 Index Fund
Morgan Stanley Select Dimensions Investment Series—Balanced Portfolio	Invesco V.I. Select Dimensions Balanced Fund
Morgan Stanley Select Dimensions Investment Series—Dividend Growth Portfolio	Invesco V.I. Select Dimensions Dividend Growth Fund
Morgan Stanley Select Dimensions Investment Series—Equally-Weighted S&P 500 Portfolio	Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
The Universal Institutional Funds, Inc.—Equity and Income Portfolio	Invesco Van Kampen V.I. Equity and Income Fund
The Universal Institutional Funds, Inc.—Global Value Equity Portfolio	Invesco Van Kampen V.I. Global Value Equity Fund
The Universal Institutional Funds, Inc.—High Yield Portfolio	Invesco Van Kampen V.I. High Yield Fund
The Universal Institutional Funds, Inc.—International Growth Equity Portfolio	Invesco Van Kampen V.I. International Growth Equity Fund
The Universal Institutional Funds, Inc.—U.S. Mid Cap Value Portfolio	Invesco Van Kampen V.I. Mid Cap Value Fund
The Universal Institutional Funds, Inc.—Value Portfolio	Invesco Van Kampen V.I. Value Fund
Incorporation of Documents by Reference into the Statement of Additional Information
Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. For the same reason, no pro forma financial statements are included in this Statement of Additional Information. This Statement of Additional Information incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated May 1, 2009, for Morgan Stanley Select Dimensions Investment Series with respect to Balanced Portfolio, Dividend Growth Portfolio, and Equally-Weighted S&P 500 Portfolio (filed via EDGAR on April 8, 2009, Accession No. 0001104659-09-023201).

3

2.	Supplement dated July 6, 2009 to the Statement Of Additional Information of Morgan Stanley Select Dimensions Investment Series dated May 1, 2009 (filed via EDGAR on July 6, 2009, Accession No. 0001104659-09-041986).

3.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Select Dimensions Investment Series Annual Report to Shareholders for the fiscal year ended December 31, 2008 , with respect to Balanced Portfolio, Dividend Growth Portfolio, and Equally-Weighted S&P 500 Portfolio (filed via EDGAR on March 10, 2009, Accession No. 0001104659-09-016125).

4.	The unaudited financial statements included in the Morgan Stanley Select Dimensions Investment Series Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009, with respect to Balanced Portfolio, Dividend Growth Portfolio, and Equally-Weighted S&P 500 Portfolio (filed via EDGAR on September 8, 2009, Accession No. 0001104659-09-053634).

5.	Statement of Additional Information dated May 1, 2009, for Morgan Stanley Variable Investment Series with respect to Dividend Growth Portfolio, Global Dividend Growth Portfolio, High Yield Portfolio, Income Builder Portfolio, and S&P 500 Index Portfolio (filed via EDGAR on April 8, 2009, Accession No. 0001104659-09-023202).

6.	Supplement dated July 6, 2009 to the Statement Of Additional Information of Morgan Stanley Variable Investment Series dated May 1, 2009 (filed via EDGAR on July 6, 2009, Accession No. 0001104659-09-041984).

7.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Variable Investment Series Annual Report to Shareholders for the fiscal year ended December 31, 2008 , with respect to Dividend Growth Portfolio, Global Dividend Growth Portfolio, High Yield Portfolio, Income Builder Portfolio, and S&P 500 Index Portfolio (filed via EDGAR on March 10, 2009, Accession No. 0001104659-09-016121).

8.	The unaudited financial statements included in the Morgan Stanley Variable Investment Series Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009, with respect to Dividend Growth Portfolio, Global Dividend Growth Portfolio, High Yield Portfolio, Income Builder Portfolio, and S&P 500 Index Portfolio (filed via EDGAR on September 8, 2009, Accession No. 0001104659-09-053640).

9.	Statement of Additional Information dated May 1, 2009, for The Universal Institutional Funds, Inc. with respect to Equity and Income Portfolio, Global Value Equity Portfolio, High Yield Portfolio, International Growth Equity Portfolio, U.S. Mid Cap Value Portfolio, and Value Portfolio (filed via EDGAR on May 1, 2009, Accession No. 0001193125-09-096131).

10.	Supplement dated August 7, 2009 to the Statement of Additional Information dated May 1, 2009, for The Universal Institutional Funds, Inc. with respect to Equity and Income Portfolio, Global Value Equity Portfolio, High Yield Portfolio, International Growth Equity Portfolio, U.S. Mid Cap Value Portfolio, and Value Portfolio (filed via EDGAR on August 7, 2009, Accession No. 0001104659-09-048216).

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11.	The audited financial statements and related report of the independent public accounting firm included in The Universal Institutional Funds, Inc. Annual Report to Shareholders for the fiscal year ended December 31, 2008, with respect to Equity and Income Portfolio, Global Value Equity Portfolio, High Yield Portfolio, International Growth Equity Portfolio, U.S. Mid Cap Value Portfolio, and Value Portfolio (filed via EDGAR on March 11, 2009, Accession No. 0001104659-09-016460).

12.	The unaudited financial statements included in The Universal Institutional Funds, Inc. Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009, with respect to Equity and Income Portfolio, Global Value Equity Portfolio, High Yield Portfolio, International Growth Equity Portfolio, U.S. Mid Cap Value Portfolio, and Value Portfolio (filed via EDGAR on September 8, 2009, Accession No. 0001104659-09-053617).

13.	Statement of Additional Information dated February 12, 2010, for AIM Variable Insurance Funds with respect to Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Select Dimensions Dividend Growth Fund, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Invesco V.I. Dividend Growth Fund, Invesco V.I. Global Dividend Growth Fund, Invesco V.I. High Yield Fund, Invesco V.I. Income Builder Fund, Invesco V.I. S&P 500 Index Fund, Invesco Van Kampen V.I. Equity and Income Fund, Invesco Van Kampen V.I. Global Value Equity Fund, Invesco Van Kampen V.I. High Yield Fund, Invesco Van Kampen V.I. International Growth Equity Fund, Invesco Van Kampen V.I. Mid Cap Value Fund, and Invesco Van Kampen V.I. Value Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011772).

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